UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03901

Name of Fund:  BlackRock Series Fund, Inc.

BlackRock Advantage Large Cap Core Portfolio

BlackRock Balanced Capital Portfolio

BlackRock Capital Appreciation Portfolio

BlackRock Global Allocation Portfolio

BlackRock Government Money Market Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Series Fund,

              Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 12/31/2018

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) September 30, 2018	BlackRock Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.1%

Aerospace & Defense — 2.6%
Boeing Co. (The)	939	$349,214
Curtiss-Wright Corp.	4,166	572,492
General Dynamics Corp.	3,599	736,787
Lockheed Martin Corp.	1,532	530,011
Raytheon Co.	12,735	2,631,815
Rockwell Collins, Inc.	1,146	160,978

		4,981,297
Air Freight & Logistics — 0.2%
FedEx Corp.	1,197	288,226

Airlines — 0.4%
Delta Air Lines, Inc.	13,524	782,093

Auto Components — 0.0%
BorgWarner, Inc.	1,459	62,416

Banks — 4.1%
Bank of America Corp.	23,674	697,436
Citigroup, Inc.	37,115	2,662,630
Citizens Financial Group, Inc.	27,911	1,076,527
East West Bancorp, Inc.	1,024	61,819
First Hawaiian, Inc.	20,661	561,153
First Republic Bank(a)	21,836	2,096,256
JPMorgan Chase & Co.	7,146	806,355

		7,962,176
Beverages — 1.0%
Coca-Cola European Partners plc	4,045	183,926
Keurig Dr Pepper, Inc.	1,246	28,870
Monster Beverage Corp.(b)	5,190	302,473
PepsiCo, Inc.	12,509	1,398,506

		1,913,775
Biotechnology — 4.2%
AbbVie, Inc.	20,084	1,899,545
Amgen, Inc.	2,259	468,268
Celgene Corp.(b)	19,134	1,712,301
Gilead Sciences, Inc.	35,924	2,773,692
Vertex Pharmaceuticals, Inc.(b)	6,958	1,341,085

		8,194,891
Building Products — 1.0%
Fortune Brands Home & Security, Inc.	37,427	1,959,678

Capital Markets — 3.8%
Charles Schwab Corp. (The)	34,485	1,694,938
Moelis & Co., Class A	27,078	1,483,874
Morgan Stanley	49,674	2,313,318
S&P Global, Inc.	9,114	1,780,785

		7,272,915
Chemicals — 1.8%
Air Products & Chemicals, Inc.	13,678	2,284,910
Eastman Chemical Co.	4,981	476,781
Ecolab, Inc.	3,754	588,552
WR Grace & Co.	3,074	219,668

		3,569,911
Commercial Services & Supplies — 0.3%
Clean Harbors, Inc.(b)	8,445	604,493

Communications Equipment — 2.1%
Cisco Systems, Inc.	64,129	3,119,876
Motorola Solutions, Inc.	3,870	503,642
Palo Alto Networks, Inc.(b)	1,855	417,857

		4,041,375

Security	Shares	Value
Consumer Finance — 1.0%
American Express Co.	12,260	$1,305,567
Capital One Financial Corp.	1,851	175,715
Green Dot Corp., Class A(b)	3,678	326,680
OneMain Holdings, Inc.(b)	2,375	79,824

		1,887,786
Containers & Packaging — 0.3%
Avery Dennison Corp.	211	22,862
Packaging Corp. of America	5,718	627,207

		650,069
Diversified Consumer Services — 0.4%
H&R Block, Inc.	31,029	798,997

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(b)	6,200	1,327,482

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	34,376	1,154,346
Zayo Group Holdings, Inc.(b)	21,071	731,585

		1,885,931
Electric Utilities — 1.4%
Evergy, Inc.	9,754	535,690
Eversource Energy	1,873	115,077
IDACORP, Inc.	4,975	493,669
Pinnacle West Capital Corp.	15,911	1,259,833
Portland General Electric Co.	5,842	266,454

		2,670,723
Electrical Equipment — 1.5%
AMETEK, Inc.	26,691	2,111,792
Rockwell Automation, Inc.	4,378	820,962

		2,932,754
Electronic Equipment, Instruments & Components — 0.6%
CDW Corp.	6,399	568,999
Dolby Laboratories, Inc., Class A	2,907	203,403
TE Connectivity Ltd.	2,388	209,977
Zebra Technologies Corp., Class A(b)	1,152	203,708

		1,186,087
Energy Equipment & Services — 0.5%
Halliburton Co.	23,728	961,696

Equity Real Estate Investment Trusts (REITs) — 3.3%
Highwoods Properties, Inc.	2,874	135,825
Host Hotels & Resorts, Inc.	27,443	579,047
Outfront Media, Inc.	10,373	206,942
Park Hotels & Resorts, Inc.	2,004	65,771
Prologis, Inc.	36,901	2,501,519
Realty Income Corp.	17,936	1,020,379
Simon Property Group, Inc.	10,524	1,860,117

		6,369,600
Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	4,345	1,020,554
Walmart, Inc.	32,366	3,039,491

		4,060,045
Food Products — 2.1%
Archer-Daniels-Midland Co.	37,791	1,899,754
Hershey Co. (The)	21,666	2,209,932

		4,109,686
Gas Utilities — 0.0%
UGI Corp.	842	46,714

Health Care Equipment & Supplies — 2.6%
Danaher Corp.	11,615	1,262,086

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Equipment & Supplies (continued)
IDEXX Laboratories, Inc.(b)	901	$224,943
Masimo Corp.(b)	17,118	2,131,876
Stryker Corp.	7,468	1,326,914

		4,945,819
Health Care Providers & Services — 3.1%
Aetna, Inc.	2,231	452,558
AmerisourceBergen Corp.	7,880	726,694
Express Scripts Holding Co.(b)	2,807	266,693
Humana, Inc.	7,380	2,498,278
McKesson Corp.	5,232	694,025
UnitedHealth Group, Inc.	1,377	366,337
WellCare Health Plans, Inc.(b)	3,072	984,545

		5,989,130
Health Care Technology — 1.0%
Veeva Systems, Inc., Class A(b)	17,248	1,877,790

Hotels, Restaurants & Leisure — 3.8%
Carnival Corp.	16,731	1,066,936
Darden Restaurants, Inc.	11,781	1,309,929
Domino’s Pizza, Inc.	1,096	323,101
Las Vegas Sands Corp.	37,786	2,241,843
McDonald’s Corp.	14,434	2,414,664

		7,356,473
Household Durables — 0.5%
DR Horton, Inc.	4,499	189,768
Garmin Ltd.	10,395	728,170

		917,938
Household Products — 0.3%
Church & Dwight Co., Inc.	9,503	564,193

Insurance — 3.3%
Allstate Corp. (The)	23,842	2,353,205
American Financial Group, Inc.	7,514	833,829
Athene Holding Ltd., Class A(b)	11,356	586,651
First American Financial Corp.	8,545	440,837
Hartford Financial Services Group, Inc. (The)	8,421	420,713
Lincoln National Corp.	13,726	928,701
Progressive Corp. (The)	11,513	817,884
Prudential Financial, Inc.	592	59,981

		6,441,801
Internet & Direct Marketing Retail — 2.5%(b)
Amazon.com, Inc.	2,198	4,402,594
Netflix, Inc.	1,283	480,009

		4,882,603
Internet Software & Services — 4.7%(b)
Alphabet, Inc., Class A	1,271	1,534,199
Alphabet, Inc., Class C	2,118	2,527,769
Facebook, Inc., Class A	23,617	3,884,052
GoDaddy, Inc., Class A	5,558	463,481
New Relic, Inc.	1,234	116,280
Twitter, Inc.	3,991	113,584
Yelp, Inc.	10,894	535,985

		9,175,350
IT Services — 4.7%
Booz Allen Hamilton Holding Corp.	35,448	1,759,284
Fidelity National Information Services, Inc.	19,511	2,128,065
First Data Corp., Class A(b)	28,160	689,075
International Business Machines Corp.	1,680	254,033
Mastercard, Inc., Class A	9,562	2,128,597
Square, Inc., Class A(b)	4,232	419,010
Total System Services, Inc.	3,764	371,657

Security	Shares	Value
IT Services (continued)
Visa, Inc., Class A	9,229	$1,385,181

		9,134,902
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	5,831	411,319

Machinery — 3.3%
Crane Co.	14,983	1,473,578
Illinois Tool Works, Inc.	15,490	2,185,949
Ingersoll-Rand plc	6,972	713,236
ITT, Inc.	1,636	100,221
Oshkosh Corp.	4,812	342,807
PACCAR, Inc.	22,111	1,507,749

		6,323,540
Media — 1.7%
Comcast Corp., Class A	29,006	1,027,103
Interpublic Group of Cos., Inc. (The)	23,859	545,655
John Wiley & Sons, Inc., Class A	1,314	79,628
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	11,137	483,791
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	6,338	275,386
Twenty-First Century Fox, Inc., Class B	808	37,023
Viacom, Inc., Class B	19,539	659,637
World Wrestling Entertainment, Inc., Class A	1,718	166,182

		3,274,405
Metals & Mining — 0.3%
Newmont Mining Corp.	14,726	444,725
Reliance Steel & Aluminum Co.	2,120	180,815

		625,540
Multiline Retail — 1.3%
Target Corp.	28,277	2,494,314

Multi-Utilities — 0.7%
CenterPoint Energy, Inc.	14,019	387,625
CMS Energy Corp.	4,508	220,892
Consolidated Edison, Inc.	8,403	640,225

		1,248,742
Oil, Gas & Consumable Fuels — 4.8%
Anadarko Petroleum Corp.	32,169	2,168,512
Chevron Corp.	374	45,733
ConocoPhillips	28,088	2,174,011
Continental Resources, Inc.(b)	2,331	159,161
Exxon Mobil Corp.	11,429	971,694
Occidental Petroleum Corp.	15,317	1,258,598
Phillips 66	17,956	2,024,000
Plains GP Holdings LP, Class A(b)	1,768	43,369
Suncor Energy, Inc.	10,884	421,102

		9,266,180
Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	3,863	561,371
Herbalife Nutrition Ltd.(b)	8,752	477,422

		1,038,793
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	38,352	2,380,892
Eli Lilly & Co.	8,726	936,387
Johnson & Johnson	9,561	1,321,043
Merck & Co., Inc.	25,018	1,774,777
Zoetis, Inc.	10,884	996,539

		7,409,638
Professional Services — 0.6%
Insperity, Inc.	5,083	599,540
ManpowerGroup, Inc.	5,948	511,290

		1,110,830

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Road & Rail — 0.6%
Landstar System, Inc.	3,734	$455,548
Norfolk Southern Corp.	4,343	783,911

		1,239,459
Semiconductors & Semiconductor Equipment — 3.7%
Applied Materials, Inc.	11,439	442,117
Broadcom, Inc.	2,515	620,526
Intel Corp.	34,077	1,611,501
Maxim Integrated Products, Inc.	37,667	2,124,042
NVIDIA Corp.	2,525	709,575
NXP Semiconductors NV(b)	399	34,115
Xilinx, Inc.	20,521	1,645,169

		7,187,045
Software — 6.4%
Adobe Systems, Inc.(b)	3,315	894,884
Cadence Design Systems, Inc.(b)	3,410	154,541
CDK Global, Inc.	3,037	189,995
Microsoft Corp.	65,230	7,460,355
RingCentral, Inc., Class A(b)	4,846	450,920
salesforce.com, Inc.(b)	970	154,259
VMware, Inc., Class A(b)	10,925	1,704,956
Zendesk, Inc.(a)(b)	18,172	1,290,212

		12,300,122
Specialty Retail — 1.9%
AutoNation, Inc.(b)	5,869	243,857
Penske Automotive Group, Inc.(a)	24,446	1,158,496
Tiffany & Co.	7,872	1,015,252
TJX Cos., Inc. (The)	10,869	1,217,545

		3,635,150
Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	29,155	6,581,450
HP, Inc.	37,757	972,998
Pure Storage, Inc., Class A(b)	16,380	425,061

		7,979,509
Textiles, Apparel & Luxury Goods — 1.2%
Lululemon Athletica, Inc.(b)	3,949	641,673
Michael Kors Holdings Ltd.(b)	9,608	658,724

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc., Class B	6,184	$523,909
VF Corp.	5,471	511,265

		2,335,571
Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.(b)	4,714	208,594

Tobacco — 0.4%
Altria Group, Inc.	5,200	313,612
Philip Morris International, Inc.	6,477	528,135

		841,747
Water Utilities — 0.2%
American Water Works Co., Inc.	4,328	380,734

Wireless Telecommunication Services — 0.4%
Telephone & Data Systems, Inc.	26,904	818,689

Total Common Stocks — 99.1% (Cost: $172,140,117)		191,936,736

Total Long-Term Investments — 99.1% (Cost: $172,140,117)		191,936,736

Short-Term Securities — 2.0%(c)(e)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97%	1,828,991	1,828,991
SL Liquidity Series, LLC, Money Market Series, 2.27%(d)	2,139,132	2,139,346

Total Short-Term Securities — 2.0% (Cost: $3,968,337)		3,968,337

Total Investments — 101.1% (Cost: $176,108,454)		195,905,073
Liabilities in Excess of Other Assets — (1.1)%		(2,113,860)

Net Assets — 100.0%		$193,791,213

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

(e)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at 12/31/17	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,953,092	(124,101)	1,828,991	$1,828,991	$20,212		$—	$—
SL Liquidity Series, LLC, Money Market Series	661,529	1,477,603	2,139,132	2,139,346	4,624	(b)	(468)	—

				$3,968,337	$24,836		$(468)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Advantage Large Cap Core Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts S&P 500 E-Mini Index	14	12/21/18	$2,043	$3,113

Portfolio Abbreviations

S&P	Standard & Poor’s

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments
Common Stock(a)	$191,936,736	$—	$—	$191,936,736
Short-Term Securities	1,828,991	—	—	1,828,991

Subtotal	$193,765,727	$—	$—	$193,765,727

Investments valued at NAV(b)				2,139,346

Total Investments				$195,905,073

Derivative Financial Instruments(c)
Assets:
Equity contracts	$3,113	$—	$—	$3,113

(a)	See above Schedule of Investments for values in each security type.
(b)	As of September 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2018, there were no transfers between levels.

4

Schedule of Investments (unaudited) September 30, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities — 4.1%
ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE4, Class A2A, (LIBOR USD 1 Month + 0.13%), 2.35%, 05/25/37(a)	USD	51	$16,091
Ajax Mortgage Loan Trust(b):
Series 2017-A, Class A, 3.47%, 04/25/57(c)		122	120,809
Series 2017-D, Class A, 3.75%, 12/25/57(d)		162	161,765
Allegro CLO II-S Ltd., Series 2014-1RA, Class A1, (LIBOR USD 3 Month + 1.08%), 3.23%, 10/21/28(a)(b)(d)		250	249,625
ALM XVII Ltd., Series 2015-17A, Class A1AR, (LIBOR USD 3 Month + 0.93%), 3.27%, 01/15/28(a)(b)		250	249,277
AMMC CLO XI Ltd., Series 2012-11A, Class A1R2, (LIBOR USD 3 Month + 1.01%), 3.35%, 04/30/31(a)(b)		500	497,740
Anchorage Capital CLO 5-R Ltd.(a)(b):
Series 2014-5RA, Class B, (LIBOR USD 3 Month + 1.45%), 3.79%, 01/15/30		250	250,200
Series 2014-5RA, Class C, (LIBOR USD 3 Month + 1.85%), 4.19%, 01/15/30		250	248,653
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR, (LIBOR USD 3 Month + 1.27%), 3.61%, 07/15/30(a)(b)		250	250,304
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR, (LIBOR USD 3 Month + 0.96%), 3.30%, 10/15/27(a)(b)		310	309,601
Apidos CLO XII, Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.42%, 04/15/31(a)(b)		500	499,178
Arbor Realty Collateralized Loan Obligation Ltd., Series 2017-FL3, Class A, (LIBOR USD 1 Month + 0.99%), 3.15%, 12/15/27(a)(b)		100	100,146
Arbor Realty Commercial Real Estate Notes Ltd.(a)(b):
Series 2016-FL1A, Class A, (LIBOR USD 1 Month + 1.70%), 3.86%, 09/15/26		100	100,273
Series 2017-FL2, Class A, (LIBOR USD 1 Month + 0.99%), 3.15%, 08/15/27		250	250,302
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (LIBOR USD 1 Month + 0.24%), 2.46%, 05/25/35(a)(d)		87	63,986
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A1RR, (LIBOR USD 3 Month + 0.68%), 2.99%, 02/17/26(a)(b)		178	177,394
Avery Point V CLO Ltd., Series 2014-5A, Class AR, (LIBOR USD 3 Month + 0.98%), 3.32%, 07/17/26(a)(b)		250	249,881
Avery Point VI CLO Ltd., Series 2015-6A, Class AR, (LIBOR USD 3 Month + 1.05%), 3.26%, 08/05/27(a)(b)		250	249,979
B2R Mortgage Trust(b):
Series 2015-1, Class A1, 2.52%, 05/15/48		57	56,572
Series 2015-2, Class A, 3.34%, 11/15/48		62	61,432
Barings CLO Ltd., Series 2018-3A, Class A1, (LIBOR USD 3 Month + 0.95%), 3.02%, 07/20/29(a)(b)		250	249,335
BCMSC Trust(e):
Series 2000-A, Class A2, 7.58%, 06/15/30		53	19,426
Series 2000-A, Class A3, 7.83%, 06/15/30		49	18,632
Series 2000-A, Class A4, 8.29%, 06/15/30		83	33,708
Bear Stearns Asset-Backed Securities I Trust(a):
Series 2004-HE7, Class M2, (LIBOR USD 1 Month + 1.73%), 3.94%, 08/25/34		3	3,352
Series 2006-HE7, Class 1A2, (LIBOR USD 1 Month + 0.17%), 2.39%, 09/25/36		187	211,405
Series 2007-HE1, Class 21A2, (LIBOR USD 1 Month + 0.16%), 2.38%, 01/25/37		53	51,745
Series 2007-HE2, Class 22A, (LIBOR USD 1 Month + 0.14%), 2.36%, 03/25/37		28	27,463
Series 2007-HE2, Class 23A, (LIBOR USD 1 Month + 0.14%), 2.36%, 03/25/37		59	58,858
Series 2007-HE3, Class 1A3, (LIBOR USD 1 Month + 0.25%), 2.47%, 04/25/37		87	90,807

Security		Par (000)	Value
Asset-Backed Securities (continued)
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, (LIBOR USD 1 Month + 1.20%), 3.42%, 01/25/36(a)	USD	9	$8,506
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class A1R, (LIBOR USD 3 Month + 1.24%), 3.57%, 10/18/29(a)(b)		250	250,316
BlueMountain CLO Ltd., Series 2013-3A, Class AR, (LIBOR USD 3 Month + 0.89%), 3.23%, 10/29/25(a)(b)		103	102,817
BSPRT Issuer Ltd.(a)(b):
Series 2017-FL1, Class A, (LIBOR USD 1 Month + 1.35%), 3.51%, 06/15/27		56	55,772
Series 2018-FL3, Class A, (LIBOR USD 1 Month + 1.05%), 3.21%, 03/15/28		100	100,149
Carlyle Global Market Strategies CLO Ltd.(a)(b):
Series 2014-1A, Class A1R2, (LIBOR USD 3 Month + 0.97%), 3.31%, 04/17/31		250	248,280
Series 2015-3A, Class A2R, (LIBOR USD 3 Month + 1.60%), 3.94%, 07/28/28		250	249,149
Carlyle US CLO Ltd., Series 2017-4A, Class A1, (LIBOR USD 3 Month + 1.18%), 3.52%, 01/15/30(a)(b)		250	250,044
Carrington Mortgage Loan Trust(a):
Series 2005-FRE1, Class M1, (LIBOR USD 1 Month + 0.47%), 2.69%, 12/25/35		70	69,792
Series 2006-FRE2, Class A2, (LIBOR USD 1 Month + 0.12%), 2.34%, 10/25/36		72	54,264
Series 2006-FRE2, Class A3, (LIBOR USD 1 Month + 0.16%), 2.38%, 10/25/36		59	45,052
Series 2006-NC4, Class A3, (LIBOR USD 1 Month + 0.16%), 2.38%, 10/25/36		90	84,534
Series 2007-HE1, Class A2, (LIBOR USD 1 Month + 0.15%), 2.37%, 06/25/37		29	28,802
C-BASS Trust:
Series 2007-CB1, Class AF4, 3.63%, 01/25/37(c)		74	36,367
Series 2007-CB5, Class A2, (LIBOR USD 1 Month + 0.17%), 2.39%, 04/25/37(a)		60	45,108
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A1, (LIBOR USD 3 Month + 1.25%), 3.59%, 10/17/30(a)(b)		250	250,318
Cent CLO 24 Ltd., Series 2015-24A, Class A1R, (LIBOR USD 3 Month + 1.07%), 3.29%, 10/15/26(a)(b)		250	249,779
CIFC Funding Ltd.(a)(b):
Series 2013-1A, Class A2R, (LIBOR USD 3 Month + 1.75%), 4.09%, 07/16/30		250	250,288
Series 2013-2A, Class A1LR, (LIBOR USD 3 Month + 1.21%), 3.54%, 10/18/30		200	200,221
Citigroup Mortgage Loan Trust(a):
Series 2006-NC1, Class A2D, (LIBOR USD 1 Month + 0.25%), 2.47%, 08/25/36		90	87,763
Series 2007-AHL2, Class A3B, (LIBOR USD 1 Month + 0.20%), 2.42%, 05/25/37		224	161,495
Series 2007-AHL2, Class A3C, (LIBOR USD 1 Month + 0.27%), 2.49%, 05/25/37		101	73,863
Conseco Finance Corp.:
Series 1998-8, Class A1, 6.28%, 09/01/30		26	27,337
Series 1998-8, Class M1, 6.98%, 09/01/30(e)		60	51,993
Series 2001-D, Class B1, (LIBOR USD 1 Month + 2.50%), 4.66%, 11/15/32(a)		108	107,336
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29(e)		31	15,474
Series 2000-4, Class A5, 7.97%, 05/01/32		95	44,363
Series 2000-4, Class A6, 8.31%, 05/01/32(e)		42	20,728
Series 2000-5, Class A6, 7.96%, 05/01/31		40	24,829

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Countrywide Asset-Backed Certificates:
Series 2006-8, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.38%, 12/25/35(a)	USD	49	$48,291
Series 2006-S3, Class A4, 6.65%, 01/25/29(c)		21	21,892
Series 2006-SPS1, Class A, (LIBOR USD 1 Month + 0.22%), 2.44%, 12/25/25(a)		3	3,385
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class B1, 8.10%, 09/25/31(e)		30	31,953
Credit-Based Asset Servicing & Securitization LLC, Series 2006-MH1, Class B1, 6.25%, 10/25/36(b)(c)		100	100,835
CSMC Trust, Series 2017-1, Class A, 4.50%, 03/25/21(e)		236	238,507
CWABS Asset-Backed Certificates Trust, Series 2005-17, Class 1AF4, 4.37%, 05/25/36(c)		40	38,849
CWHEQ Home Equity Loan Trust:
Series 2006-S5, Class A4, 5.84%, 06/25/35		6	7,806
Series 2006-S5, Class A5, 6.16%, 06/25/35		18	19,352
Series 2007-S1, Class A3, 5.81%, 11/25/36(e)		3	3,152
CWHEQ Revolving Home Equity Loan Resuritization Trust(a)(b):
Series 2006-RES, Class 4Q1B, (LIBOR USD 1 Month + 0.30%), 2.46%, 12/15/33(d)		32	30,393
Series 2006-RES, Class 5B1A, (LIBOR USD 1 Month + 0.19%), 2.35%, 05/15/35		169	159,477
CWHEQ Revolving Home Equity Loan Trust(a):
Series 2005-B, Class 2A, (LIBOR USD 1 Month + 0.18%), 2.34%, 05/15/35		21	20,580
Series 2006-H, Class 1A, (LIBOR USD 1 Month + 0.15%), 2.31%, 11/15/36		34	27,909
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(b)		281	278,895
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (LIBOR USD 3 Month + 1.12%), 3.46%, 01/15/31(a)(b)		280	279,318
First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2, (LIBOR USD 1 Month + 0.40%), 2.62%, 01/25/36(a)		47	28,095
Flatiron CLO Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.89%), 3.23%, 04/15/27(a)(b)		250	249,344
GE-WMC Mortgage Securities Trust, Series 2006-1, Class A2B, (LIBOR USD 1 Month + 0.15%), 2.37%, 08/25/36(a)		553	353,956
GSAMP Trust(a):
Series 2007-H1, Class A1B, (LIBOR USD 1 Month + 0.20%), 2.42%, 01/25/47		30	19,787
Series 2007-HS1, Class M6, (LIBOR USD 1 Month + 2.25%), 4.47%, 02/25/47		25	25,555
Home Equity Asset Trust, Series 2007-1, Class 2A3, (LIBOR USD 1 Month + 0.15%), 2.37%, 05/25/37(a)		40	32,956
Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-B, Class 2A3, (LIBOR USD 1 Month + 0.20%), 2.42%, 07/25/37(a)		78	50,873
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(c)		172	60,987
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, (LIBOR USD 1 Month + 0.72%), 2.88%, 04/15/36(a)		43	39,252
Invitation Homes Trust(a)(b):
Series 2018-SFR1, Class E, (LIBOR USD 1 Month + 2.00%), 4.16%, 03/17/37		100	100,405
Series 2018-SFR3, Class E, (LIBOR USD 1 Month + 2.00%), 4.16%, 07/17/37		100	100,881
IXIS Real Estate Capital Trust, Series 2007-HE1, Class A4, (LIBOR USD 1 Month + 0.23%), 2.45%, 05/25/37(a)		707	251,866
Legacy Mortgage Asset Trust, Series 2018-SL1, Class A, 4.00%, 02/25/58(b)(e)		250	247,821

Security		Par (000)	Value
Asset-Backed Securities (continued)
Lehman ABS Manufactured Housing Contract Trust:
Series 2001-B, Class M1, 6.63%, 04/15/40(e)	USD	130	$137,039
Series 2002-A, Class C, 0.00%, 06/15/33		9	7,096
Lendmark Funding Trust, Series 2017-1A, Class A, 2.83%, 12/22/25(b)		210	208,809
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/30/27(d)		144	143,677
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (LIBOR USD 1 Month + 1.13%), 3.29%, 05/15/28(a)(b)		100	100,255
Long Beach Mortgage Loan Trust(a):
Series 2006-2, Class 2A3, (LIBOR USD 1 Month + 0.19%), 2.41%, 03/25/46		301	146,463
Series 2006-2, Class 2A4, (LIBOR USD 1 Month + 0.29%), 2.51%, 03/25/46		95	46,688
Series 2006-3, Class 2A3, (LIBOR USD 1 Month + 0.18%), 2.40%, 05/25/46		29	12,509
Series 2006-5, Class 2A3, (LIBOR USD 1 Month + 0.15%), 2.37%, 06/25/36		28	16,323
Series 2006-7, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.38%, 08/25/36		18	9,041
Series 2006-9, Class 2A2, (LIBOR USD 1 Month + 0.11%), 2.33%, 10/25/36		22	9,647
Series 2006-10, Class 2A4, (LIBOR USD 1 Month + 0.22%), 2.44%, 11/25/36		16	7,108
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, (LIBOR USD 3 Month + 1.19%), 3.54%, 10/21/30(a)(b)		250	250,188
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (LIBOR USD 1 Month + 0.24%), 2.46%, 05/25/37(a)		25	17,670
Morgan Stanley ABS Capital I, Inc. Trust(a):
Series 2005-HE1, Class A2MZ, (LIBOR USD 1 Month + 0.60%), 2.82%, 12/25/34		78	76,436
Series 2007-NC1, Class A1, (LIBOR USD 1 Month + 0.13%), 2.35%, 11/25/36		202	125,057
Morgan Stanley Mortgage Loan Trust, Series 2007-9SL, Class A, (LIBOR USD 1 Month + 0.32%), 2.54%, 07/25/37(a)		21	20,239
MP CLO VIII Ltd., Series 2015-2A, Class AR, (LIBOR USD 3 Month + 0.91%), 3.25%, 10/28/27(a)(b)		250	249,314
Navient Private Education Loan Trust(b):
Series 2014-CTA, Class B, (LIBOR USD 1 Month + 1.75%), 3.91%, 10/17/44(a)		250	253,563
Series 2016-AA, Class B, 3.50%, 12/16/58(e)		100	96,560
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A4, 6.93%, 09/15/31(e)		14	11,758
Octagon Investment Partners 24 Ltd.(a)(b):
Series 2015-1A, Class A1R, (LIBOR USD 3 Month + 0.90%), 3.21%, 05/21/27		250	249,978
Series 2015-1A, Class A2AR, (LIBOR USD 3 Month + 1.35%), 3.66%, 05/21/27		250	249,009
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.19%), 3.54%, 01/20/31(a)(b)		250	249,975
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.02%), 3.36%, 07/17/30(a)(b)		305	303,533
OFSI Fund VI Ltd., Series 2014-6A, Class A2R, (LIBOR USD 3 Month + 1.13%), 3.47%, 03/20/25(a)(b)		210	209,506
OHA Loan Funding Ltd., Series 2013-2A, Class AR, (LIBOR USD 3 Month + 1.04%), 3.35%, 05/23/31(a)(b)		285	283,418
Option One Mortgage Loan Trust:
Series 2007-CP1, Class 2A3, (LIBOR USD 1 Month + 0.21%), 2.43%, 03/25/37(a)		40	27,387

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(c)	USD	44	$41,361
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(c)		55	51,356
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37(c)		195	191,801
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (LIBOR USD 1 Month + 1.20%), 3.36%, 10/15/37(a)(b)(d)		39	38,192
Ownit Mortgage Loan Trust, Series 2006-2, Class A2C, 6.00%, 01/25/37(c)		30	27,607
OZLM Funding III Ltd., Series 2013-3A, Class BR, (LIBOR USD 3 Month + 3.00%), 5.35%, 01/22/29(a)(b)		250	251,079
OZLM Funding IV Ltd., Series 2013-4A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.60%, 10/22/30(a)(b)		495	495,643
OZLM IX Ltd., Series 2014-9A, Class CR, (LIBOR USD 3 Month + 3.55%), 5.90%, 01/20/27(a)(b)		250	250,256
OZLM XXI, Series 2017-21A, Class B, (LIBOR USD 3 Month + 1.90%), 4.25%, 01/20/31(a)(b)		250	249,632
Palmer Square Loan Funding Ltd.(a)(b):
Series 2017-1A, Class A1, (LIBOR USD 3 Month + 0.74%), 3.08%, 10/15/25		127	126,902
Series 2018-4A, Class A1, (LIBOR USD 3 Month + 0.90%), 0.00%, 11/15/26(d)		250	250,000
Parallel Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.85%), 3.20%, 07/20/27(a)(b)		250	248,917
Pretium Mortgage Credit Partners I LLC, Series 2017-NPL2, Class A1, 3.25%, 03/28/57(b)(c)		156	155,503
Progress Residential Trust, Series 2016-SFR2, Class E, (LIBOR USD 1 Month + 3.55%), 5.71%, 01/17/34(a)(b)		100	100,755
PRPM LLC, Series 2017-1A, Class A1, 4.25%, 01/25/22(b)(c)		35	34,572
RAMP Trust, Series 2006-RS6, Class A4, (LIBOR USD 1 Month + 0.27%), 2.49%, 11/25/36(a)		104	87,738
Rockford Tower CLO Ltd., Series 2017-1A, Class B, (LIBOR USD 3 Month + 1.80%), 4.14%, 04/15/29(a)(b)		250	250,119
RR 3 Ltd., Series 2018-3A, Class A1R2, (LIBOR USD 3 Month + 1.09%), 3.43%, 01/15/30(a)(b)		250	249,641
Saxon Asset Securities Trust, Series 2007-1, Class M1, (LIBOR USD 1 Month + 0.29%), 2.51%, 01/25/47(a)		77	47,677
Scholar Funding Trust, Series 2013-A, Class A, (LIBOR USD 1 Month + 0.65%), 2.71%, 01/30/45(a)(b)		207	206,322
Securitized Asset-Backed Receivables LLC Trust, Series 2006-WM4, Class A1, (LIBOR USD 1 Month + 0.19%), 2.41%, 11/25/36(a)(b)		44	26,856
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (LIBOR USD 1 Month + 0.16%), 2.38%, 07/25/36(a)		18	6,075
Silver Creek CLO Ltd., Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.24%), 3.59%, 07/20/30(a)(b)		250	250,270
SLM Private Credit Student Loan Trust(a):
Series 2004-B, Class A3, (LIBOR USD 3 Month + 0.33%), 2.66%, 03/15/24		150	149,700
Series 2005-A, Class A3, (LIBOR USD 3 Month + 0.20%), 2.53%, 06/15/23		68	68,264
Sound Point CLO XII Ltd., Series 2016-2A, Class A, (LIBOR USD 3 Month + 1.66%), 4.01%, 10/20/28(a)(b)		250	250,119
Sound Point CLO XIV Ltd., Series 2016-3A, Class C, (LIBOR USD 3 Month + 2.65%), 5.00%, 01/23/29(a)(b)		250	250,807
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24(b)		320	319,097
Stanwich Mortgage Loan Co. LLC, Series 2017-NPB1, Class A1, 3.60%, 05/17/22(b)(c)(d)		167	166,180
Structured Asset Investment Loan Trust, Series 2004-8, Class M4, (LIBOR USD 1 Month + 1.50%), 3.72%, 09/25/34(a)		46	45,377
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, (LIBOR USD 1 Month + 0.30%), 2.52%, 01/25/35(a)		63	61,296

Security		Par (000)	Value
Asset-Backed Securities (continued)
Symphony CLO XII Ltd., Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.03%), 3.37%, 10/15/25(a)(b)	USD	371	$371,066
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (LIBOR USD 3 Month + 0.88%), 3.22%, 04/15/28(a)(b)		250	249,170
TCI-Flatiron CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.20%), 3.51%, 11/17/30(a)(b)		250	250,305
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26		55	53,448
Venture XIX CLO Ltd., Series 2014-19A, Class AR, (LIBOR USD 3 Month + 1.37%), 3.71%, 01/15/27(a)(b)		250	250,082
Voya CLO Ltd., Series 2015-1A, Class A1R, (LIBOR USD 3 Month + 0.90%), 3.23%, 01/18/29(a)(b)		250	249,177
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, (LIBOR USD 1 Month + 0.13%), 2.35%, 07/25/37(a)(b)		69	67,110
Washington Mutual Asset-Backed CertificatesTrust, Series 2007-HE2, Class 2A2, (LIBOR USD 1 Month + 0.22%), 2.44%, 02/25/37(a)		95	43,022
West CLO Ltd., Series 2013-1A, Class A1AR, (LIBOR USD 3 Month + 1.16%), 3.50%, 11/07/25(a)(b)		104	103,711

Total Asset-Backed Securities — 4.1% (Cost: $21,081,310)			21,099,501

		Shares
Common Stocks — 60.3%

Aerospace & Defense — 1.6%
Boeing Co. (The)		1,679	624,420
Curtiss-Wright Corp.		6,421	882,374
General Dynamics Corp.		5,908	1,209,486
Lockheed Martin Corp.		2,504	866,284
Raytheon Co.		20,102	4,154,279
Rockwell Collins, Inc.		1,836	257,903

			7,994,746
Air Freight & Logistics — 0.1%
FedEx Corp.		1,923	463,039

Airlines — 0.2%
Delta Air Lines, Inc.		21,738	1,257,109

Auto Components — 0.0%
BorgWarner, Inc.		1,116	47,742

Banks — 2.5%
Bank of America Corp.		39,165	1,153,801
Citigroup, Inc.		59,619	4,277,067
Citizens Financial Group, Inc.		44,053	1,699,124
East West Bancorp, Inc.		3,184	192,218
First Hawaiian, Inc.		33,087	898,643
First Republic Bank(f)		35,277	3,386,592
JPMorgan Chase & Co.		11,415	1,288,069

			12,895,514
Beverages — 0.6%
Coca-Cola European Partners plc		6,428	292,281
Keurig Dr Pepper, Inc.		2,005	46,456
Monster Beverage Corp.(g)		8,915	519,566
PepsiCo, Inc.		20,412	2,282,062

			3,140,365
Biotechnology — 2.6%
AbbVie, Inc.		32,502	3,074,039
Amgen, Inc.		3,533	732,356
Celgene Corp.(g)		29,464	2,636,733
Gilead Sciences, Inc.		59,846	4,620,710

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.(g)	11,335	$2,184,708

		13,248,546
Building Products — 0.6%
Fortune Brands Home & Security, Inc.	60,109	3,147,307

Capital Markets — 2.3%
Charles Schwab Corp. (The)	55,030	2,704,725
Moelis & Co., Class A	42,689	2,339,357
Morgan Stanley	81,398	3,790,705
S&P Global, Inc.	14,982	2,927,333

		11,762,120
Chemicals — 1.1%
Air Products & Chemicals, Inc.	21,685	3,622,479
Eastman Chemical Co.	8,281	792,657
Ecolab, Inc.	5,920	928,138
WR Grace & Co.	5,204	371,878

		5,715,152
Commercial Services & Supplies — 0.2%
Clean Harbors, Inc.(g)	13,784	986,659

Communications Equipment — 1.3%
Cisco Systems, Inc.(f)	101,503	4,938,121
Motorola Solutions, Inc.	6,366	828,471
Palo Alto Networks, Inc.(g)	3,187	717,904

		6,484,496

Consumer Finance — 0.6%
American Express Co.	19,416	2,067,610
Capital One Financial Corp.	2,638	250,425
Green Dot Corp., Class A(g)	6,232	553,526
OneMain Holdings, Inc.(g)	4,124	138,608

		3,010,169
Containers & Packaging — 0.2%
Avery Dennison Corp.	427	46,266
Packaging Corp. of America	8,990	986,113

		1,032,379
Diversified Consumer Services — 0.2%
H&R Block, Inc.	49,523	1,275,217

Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(g)	10,095	2,161,440

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	54,115	1,817,182
Zayo Group Holdings, Inc.(g)	35,307	1,225,859

		3,043,041
Electric Utilities — 0.8%
Evergy, Inc.	16,409	901,182
Eversource Energy	4,214	258,908
IDACORP, Inc.	7,990	792,848
Pinnacle West Capital Corp.	25,206	1,995,811
Portland General Electric Co.	9,015	411,174

		4,359,923
Electrical Equipment — 0.9%(f)
AMETEK, Inc.	42,763	3,383,409
Rockwell Automation, Inc.	7,114	1,334,017

		4,717,426
Electronic Equipment, Instruments & Components — 0.4%
CDW Corp.	9,744	866,436
Dolby Laboratories, Inc., Class A	5,213	364,754
TE Connectivity Ltd.	5,743	504,982

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A(g)	1,769	$312,812

		2,048,984
Energy Equipment & Services — 0.3%(f)
Halliburton Co.	36,143	1,464,876

Equity Real Estate Investment Trusts (REITs) — 2.0%
Highwoods Properties, Inc.	5,318	251,329
Host Hotels & Resorts, Inc.(f)	43,683	921,711
Outfront Media, Inc.	16,453	328,237
Park Hotels & Resorts, Inc.(f)	4,065	133,413
Prologis, Inc.	59,257	4,017,032
Realty Income Corp.	29,415	1,673,420
Simon Property Group, Inc.	16,817	2,972,405

		10,297,547
Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	6,894	1,619,263
Walmart, Inc.	52,194	4,901,538

		6,520,801
Food Products — 1.3%
Archer-Daniels-Midland Co.	60,224	3,027,460
Hershey Co. (The)	34,898	3,559,596

		6,587,056
Gas Utilities — 0.0%
UGI Corp.	1,483	82,277

Health Care Equipment & Supplies — 1.5%
Danaher Corp.	18,327	1,991,412
IDEXX Laboratories, Inc.(g)	1,380	344,531
Masimo Corp.(g)	27,675	3,446,644
Stryker Corp.	12,114	2,152,416

		7,935,003
Health Care Providers & Services — 1.9%
Aetna, Inc.	3,592	728,637
AmerisourceBergen Corp.	12,403	1,143,805
Express Scripts Holding Co.(g)	4,589	436,001
Humana, Inc.	12,142	4,110,310
McKesson Corp.	8,491	1,126,331
UnitedHealth Group, Inc.	2,320	617,213
WellCare Health Plans, Inc.(g)	4,907	1,572,644

		9,734,941
Health Care Technology — 0.6%(f)(g)
Veeva Systems, Inc., Class A	27,870	3,034,207

Hotels, Restaurants & Leisure — 2.3%
Carnival Corp.	27,021	1,723,129
Darden Restaurants, Inc.	19,141	2,128,288
Domino’s Pizza, Inc.	1,737	512,068
Las Vegas Sands Corp.	60,935	3,615,273
McDonald’s Corp.	23,238	3,887,485

		11,866,243
Household Durables — 0.3%
DR Horton, Inc.	6,461	272,525
Garmin Ltd.	16,900	1,183,845

		1,456,370
Household Products — 0.2%
Church & Dwight Co., Inc.	16,777	996,050

Insurance — 2.0%
Allstate Corp. (The)	38,107	3,761,161
American Financial Group, Inc.	12,334	1,368,704
Athene Holding Ltd., Class A(g)	18,071	933,548

4

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance (continued)
First American Financial Corp.	11,938	$615,881
Hartford Financial Services Group, Inc. (The)	12,933	646,133
Lincoln National Corp.	21,852	1,478,506
Progressive Corp. (The)	18,286	1,299,037
Prudential Financial, Inc.	2,508	254,111

		10,357,081
Internet & Direct Marketing Retail — 1.5%(g)
Amazon.com, Inc.	3,498	7,006,494
Netflix, Inc.	2,244	839,548

		7,846,042
Internet Software & Services — 2.9%(g)
Alphabet, Inc., Class A	2,047	2,470,893
Alphabet, Inc., Class C	3,419	4,080,474
Facebook, Inc., Class A	37,229	6,122,681
GoDaddy, Inc., Class A	9,345	779,280
New Relic, Inc.	1,893	178,377
Twitter, Inc.	6,642	189,031
Yelp, Inc.	17,557	863,805

		14,684,541
IT Services — 2.9%
Booz Allen Hamilton Holding Corp.	56,764	2,817,197
Fidelity National Information Services, Inc.	30,425	3,318,455
First Data Corp., Class A(g)	45,727	1,118,940
International Business Machines Corp.	3,533	534,225
Mastercard, Inc., Class A	15,362	3,419,735
Square, Inc., Class A(g)	6,817	674,951
Total System Services, Inc.	5,900	582,566
Visa, Inc., Class A	14,788	2,219,531

		14,685,600
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	9,211	649,744

Machinery — 2.0%
Crane Co.	23,371	2,298,538
Illinois Tool Works, Inc.	25,853	3,648,375
Ingersoll-Rand plc	11,275	1,153,433
ITT, Inc.	2,527	154,804
Oshkosh Corp.	7,718	549,830
PACCAR, Inc.	34,830	2,375,058

		10,180,038
Media — 1.0%
Comcast Corp., Class A	46,107	1,632,649
Interpublic Group of Cos., Inc. (The)	39,342	899,752
John Wiley & Sons, Inc., Class A	1,209	73,265
Liberty Media Corp.-Liberty SiriusXM, Class A(g)	18,044	783,831
Liberty Media Corp.-Liberty SiriusXM, Class C(g)	10,392	451,533
Twenty-First Century Fox, Inc., Class B	1,815	83,163
Viacom, Inc., Class B	32,839	1,108,645
World Wrestling Entertainment, Inc., Class A	2,858	276,454

		5,309,292
Metals & Mining — 0.2%
Newmont Mining Corp.	24,030	725,706
Reliance Steel & Aluminum Co.	3,828	326,490

		1,052,196
Multiline Retail — 0.8%
Target Corp.	45,402	4,004,910

Multi-Utilities — 0.4%
CenterPoint Energy, Inc.(f)	24,222	669,738
CMS Energy Corp.	6,515	319,235

Security	Shares	Value
Multi-Utilities (continued)
Consolidated Edison, Inc.	11,935	$909,328

		1,898,301
Oil, Gas & Consumable Fuels — 2.9%
Anadarko Petroleum Corp.	51,154	3,448,291
ConocoPhillips	45,694	3,536,716
Continental Resources, Inc.(g)	3,592	245,262
Exxon Mobil Corp.	18,715	1,591,149
Occidental Petroleum Corp.	24,460	2,009,878
Phillips 66	30,005	3,382,164
Plains GP Holdings LP, Class A(g)	2,682	65,789
Suncor Energy, Inc.	18,264	706,634

		14,985,883
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	6,425	933,681
Herbalife Nutrition Ltd.(g)	13,805	753,063

		1,686,744
Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.	61,530	3,819,782
Eli Lilly & Co.	13,476	1,446,110
Johnson & Johnson(f)	15,551	2,148,682
Merck & Co., Inc.	40,596	2,879,880
Zoetis, Inc.	17,511	1,603,307

		11,897,761
Professional Services — 0.4%
Insperity, Inc.	8,492	1,001,632
ManpowerGroup, Inc.	9,693	833,210

		1,834,842
Road & Rail — 0.4%
Landstar System, Inc.	6,318	770,796
Norfolk Southern Corp.	6,967	1,257,543

		2,028,339
Semiconductors & Semiconductor Equipment — 2.3%
Applied Materials, Inc.	18,703	722,871
Broadcom, Inc.	4,076	1,005,671
Intel Corp.	54,262	2,566,050
Maxim Integrated Products, Inc.	60,140	3,391,295
NVIDIA Corp.(f)	4,177	1,173,820
NXP Semiconductors NV(g)	352	30,096
Xilinx, Inc.	33,246	2,665,332

		11,555,135
Software — 3.9%
Adobe Systems, Inc.(g)	5,539	1,495,253
Cadence Design Systems, Inc.(g)	4,734	214,545
CDK Global, Inc.	4,583	286,713
Microsoft Corp.	105,125	12,023,146
RingCentral, Inc., Class A(g)	8,118	755,380
salesforce.com, Inc.(g)	2,030	322,831
VMware, Inc., Class A(g)	17,658	2,755,707
Zendesk, Inc.(g)	28,926	2,053,746

		19,907,321
Specialty Retail — 1.1%
AutoNation, Inc.(g)	9,718	403,783
Penske Automotive Group, Inc.(f)	38,719	1,834,893
Tiffany & Co.	12,394	1,598,454
TJX Cos., Inc. (The)	17,890	2,004,038

		5,841,168
Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	47,243	10,664,635

5

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Shares	Value
Technology Hardware, Storage & Peripherals (continued)
HP, Inc.		57,903	$1,492,160
Pure Storage, Inc., Class A(g)		26,831	696,265

			12,853,060
Textiles, Apparel & Luxury Goods — 0.7%
Lululemon Athletica, Inc.(g)		6,281	1,020,600
Michael Kors Holdings Ltd.(g)		15,482	1,061,446
NIKE, Inc., Class B		10,194	863,636
VF Corp.		9,101	850,488

			3,796,170
Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.(g)		7,530	333,202

Tobacco — 0.3%
Altria Group, Inc.		7,766	468,367
British American Tobacco plc, ADR		1	47
Philip Morris International, Inc.		10,282	838,394

			1,306,808
Water Utilities — 0.1%
American Water Works Co., Inc.		7,590	667,692

Wireless Telecommunication Services — 0.3%
Telephone & Data Systems, Inc.		43,311	1,317,954

Total Common Stocks — 60.3% (Cost: $280,146,961)			309,446,569

		Par (000)
Corporate Bonds — 10.0%

Aerospace & Defense — 0.4%
BAE Systems Holdings, Inc.(b):
2.85%, 12/15/20	USD	38	37,494
4.75%, 10/07/44		8	8,131
General Dynamics Corp., 3.75%, 05/15/28		135	135,531
Harris Corp.:
2.70%, 04/27/20		39	38,614
4.40%, 06/15/28		125	125,450
5.05%, 04/27/45		55	57,868
L3 Technologies, Inc.:
3.85%, 06/15/23		70	70,087
3.85%, 12/15/26		90	86,581
4.40%, 06/15/28		15	14,956
Lockheed Martin Corp.:
3.55%, 01/15/26		43	42,496
3.60%, 03/01/35		85	79,510
4.50%, 05/15/36		17	17,720
4.07%, 12/15/42		49	47,630
3.80%, 03/01/45		35	32,752
4.70%, 05/15/46		110	117,265
4.09%, 09/15/52		32	30,465
Northrop Grumman Corp.:
2.55%, 10/15/22		80	77,129
2.93%, 01/15/25		150	142,494
3.25%, 01/15/28		143	134,466
3.85%, 04/15/45		43	39,070
4.03%, 10/15/47		45	42,200
Raytheon Co., 7.20%, 08/15/27		20	24,968
United Technologies Corp.:
4.13%, 11/16/28		170	168,839
4.50%, 06/01/42		45	44,488
4.15%, 05/15/45		27	25,107
4.05%, 05/04/47		95	86,832
4.63%, 11/16/48		45	45,250

			1,773,393

Security		Par (000)	Value
Air Freight & Logistics — 0.0%
FedEx Corp.:
4.90%, 01/15/34	USD	40	$42,406
3.90%, 02/01/35		80	75,322
4.05%, 02/15/48		100	90,743

			208,471
Airlines — 0.2%
American Airlines Group, Inc., 4.63%, 03/01/20(b)		91	91,341
American Airlines Pass-Through Trust:
Series 2015-2, Class B, 4.40%, 09/22/23		48	47,870
Series 2015-1, Class A, 3.38%, 05/01/27		82	78,850
Delta Air Lines, Inc.:
2.88%, 03/13/20		338	335,265
2.60%, 12/04/20		130	127,165
3.40%, 04/19/21		10	9,939
3.63%, 03/15/22		32	31,600
Gol Finance, Inc., 7.00%, 01/31/25(b)		62	50,143
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(b)		51	46,196
United Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.75%, 04/11/22		14	13,805
Series 2018-1, Class B, 4.60%, 03/01/26		25	24,951

			857,125
Auto Components — 0.1%
Aptiv plc, 4.25%, 01/15/26		160	159,000
ZF North America Capital, Inc., 4.75%, 04/29/25(b)		150	149,957

			308,957
Automobiles — 0.2%
Daimler Finance North America LLC(b):
3.10%, 05/04/20		150	149,544
3.35%, 05/04/21		170	169,246
General Motors Co.:
6.75%, 04/01/46		20	21,648
5.40%, 04/01/48		30	28,004
Hyundai Capital America, 2.55%, 04/03/20(b)		402	395,176
Toyota Motor Corp., 3.67%, 07/20/28		25	24,786

			788,404
Banks — 2.3%
ABN AMRO Bank NV, 2.65%, 01/19/21(b)		235	230,658
Banco Santander SA, 3.85%, 04/12/23		200	195,399
Bank of America Corp.:
2.63%, 10/19/20		15	14,819
(LIBOR USD 3 Month + 0.66%), 2.37%, 07/21/21(a)		230	225,964
(LIBOR USD 3 Month + 0.63%), 2.33%, 10/01/21(a)		465	454,934
(LIBOR USD 3 Month + 0.63%), 3.50%, 05/17/22(a)		110	109,940
3.30%, 01/11/23		40	39,445
4.20%, 08/26/24		270	271,262
Series L, 3.95%, 04/21/25		300	293,730
3.88%, 08/01/25		201	199,794
(LIBOR USD 3 Month + 0.81%), 3.37%, 01/23/26(a)		60	57,702
3.50%, 04/19/26		52	50,274
Series L, 4.18%, 11/25/27		135	131,764
(LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/28(a)		60	56,315
Barclays plc:
(LIBOR USD 3 Month + 1.36%), 4.34%, 05/16/24(a)		200	197,578
4.95%, 01/10/47		200	185,804
BNP Paribas SA, 3.80%, 01/10/24(b)		200	195,804

6

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Banks (continued)
Citigroup, Inc.:
2.50%, 07/29/19	USD	285	$284,373
2.90%, 12/08/21		255	249,712
(LIBOR USD 3 Month + 0.95%), 2.88%, 07/24/23(a)		66	63,806
4.40%, 06/10/25		53	53,009
4.45%, 09/29/27		73	72,156
(LIBOR USD 3 Month + 1.56%), 3.89%, 01/10/28(a)		32	31,067
Citizens Bank NA:
2.25%, 03/02/20		277	273,273
2.65%, 05/26/22		250	240,401
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 03/26/20		250	247,715
HSBC Holdings plc:
2.65%, 01/05/22		277	268,986
(USD Swap Rate 5 Year + 3.75%), 6.00%(a)(h)		200	191,850
Huntington National Bank (The), 3.25%, 05/14/21		250	248,566
ING Groep NV, 4.10%, 10/02/23		200	200,149
Intesa Sanpaolo SpA, 5.02%, 06/26/24(b)		200	180,477
JPMorgan Chase & Co.:
4.63%, 05/10/21		63	64,985
(LIBOR USD 3 Month + 0.61%), 3.51%, 06/18/22(a)		145	145,151
2.97%, 01/15/23		200	194,793
(LIBOR USD 3 Month + 0.73%), 3.56%, 04/23/24(a)		30	29,687
(LIBOR USD 3 Month + 0.89%), 3.80%, 07/23/24(a)		130	129,820
3.90%, 07/15/25		69	68,976
(LIBOR USD 3 Month + 1.34%), 3.78%, 02/01/28(a)		130	126,512
(LIBOR USD 3 Month + 1.38%), 3.54%, 05/01/28(a)		90	85,963
(LIBOR USD 3 Month + 1.26%), 4.20%, 07/23/29(a)		150	149,554
(LIBOR USD 3 Month + 1.36%), 3.88%, 07/24/38(a)		135	126,088
Lloyds Banking Group plc:
4.45%, 05/08/25		200	199,586
4.65%, 03/24/26		400	393,018
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 07/26/21		60	60,047
3.46%, 03/02/23		360	355,328
Mizuho Financial Group, Inc.(b):
2.63%, 04/12/21		200	195,095
2.95%, 02/28/22		472	459,777
(LIBOR USD 3 Month + 1.00%), 3.92%, 09/11/24(a)		200	198,921
Nordea Bank AB, 2.13%, 05/29/20(b)		205	201,263
Royal Bank of Scotland Group plc, (LIBOR USD 3 Month + 1.91%), 5.08%, 01/27/30(a)		200	199,647
Santander UK Group Holdings plc, 2.88%, 08/05/21		215	209,235
Santander UK plc, 5.00%, 11/07/23(b)		200	201,617
Standard Chartered plc, (LIBOR USD 3 Month + 1.15%), 4.25%, 01/20/23(a)(b)		265	264,703
Sumitomo Mitsui Trust Bank Ltd.(b):
2.05%, 03/06/19		505	503,588
1.95%, 09/19/19		235	232,590
SunTrust Banks, Inc., 4.00%, 05/01/25		30	30,075
Toronto-Dominion Bank (The), 3.50%, 07/19/23		45	44,917
UBS Group Funding Switzerland AG(b):
2.95%, 09/24/20		335	331,818
(LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/23(a)		235	225,675
4.13%, 09/24/25		200	198,757
UniCredit SpA, (USD Swap Rate 5 Year + 3.70%), 5.86%, 06/19/32(a)(b)		200	178,316
US Bancorp:
2.95%, 07/15/22		135	132,193
Series X, 3.15%, 04/27/27		20	19,057

Security		Par (000)	Value
Banks (continued)
Washington Mutual, Escrow Bond, 0.00%, 09/29/17(d)(g)(i)	USD	400	$—
Wells Fargo & Co.:
2.60%, 07/22/20		68	67,325
2.55%, 12/07/20		90	88,583
2.50%, 03/04/21		180	176,291
2.63%, 07/22/22		160	154,536

			11,960,213
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc.:
3.30%, 02/01/23		140	138,413
3.65%, 02/01/26		65	63,160
4.70%, 02/01/36		225	225,302
4.90%, 02/01/46		90	91,019
Keurig Dr Pepper Inc.(b):
3.55%, 05/25/21		40	39,928
4.06%, 05/25/23		55	55,096
PepsiCo, Inc., 4.00%, 05/02/47		65	63,791

			676,709
Biotechnology — 0.1%
AbbVie, Inc.:
3.75%, 11/14/23		50	49,805
4.25%, 11/14/28		50	49,435
4.50%, 05/14/35		105	100,853
4.40%, 11/06/42		50	46,295
Amgen, Inc., 4.40%, 05/01/45		65	62,922
Baxalta, Inc.:
4.00%, 06/23/25		30	29,708
5.25%, 06/23/45		15	16,111
Gilead Sciences, Inc.:
2.50%, 09/01/23		60	57,263
4.60%, 09/01/35		29	29,901
4.00%, 09/01/36		50	48,169
5.65%, 12/01/41		60	68,963
4.50%, 02/01/45		39	38,746

			598,171
Building Products — 0.0%
Johnson Controls International plc, 5.13%, 09/14/45		23	23,870

Capital Markets — 0.8%
Bank of New York Mellon Corp. (The), (LIBOR USD 3 Month + 1.07%), 3.44%, 02/07/28(a)		35	33,873
CME Group, Inc., 3.75%, 06/15/28		5	5,000
Credit Suisse Group AG, (LIBOR USD 3 Month + 1.24%), 4.21%, 06/12/24(a)(b)		250	249,144
Deutsche Bank AG:
2.70%, 07/13/20		144	141,057
2.95%, 08/20/20		129	126,766
4.25%, 10/14/21		40	39,749
Goldman Sachs & Co. LLC, (LIBOR USD 3 Month + 0.44%), 2.75%, 02/08/19(a)(d)		1,000	1,000,000
Goldman Sachs Group, Inc. (The):
(LIBOR USD 3 Month + 0.35%), 2.66%, 11/13/18(a)(d)		1,000	1,000,000
2.00%, 04/25/19		48	47,819
2.75%, 09/15/20		71	70,273
2.35%, 11/15/21		209	201,646
(LIBOR USD 3 Month + 1.17%), 3.48%, 05/15/26(a)		40	40,024
(LIBOR USD 3 Month + 1.30%), 4.22%, 05/01/29(a)		130	128,097
(LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/38(a)		60	55,615

7

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Capital Markets (continued)
Intercontinental Exchange, Inc.:
3.45%, 09/21/23	USD	45	$44,756
4.00%, 10/15/23		80	81,762
3.75%, 09/21/28		20	19,759
Moody’s Corp., 2.75%, 12/15/21		62	60,638
Morgan Stanley:
2.75%, 05/19/22		235	227,887
6.25%, 08/09/26		100	112,414
3.63%, 01/20/27		70	67,219
(LIBOR USD 3 Month + 1.34%), 3.59%, 07/22/28(a)		270	256,173
(LIBOR USD 3 Month + 1.14%), 3.77%, 01/24/29(a)		40	38,396
Northern Trust Corp., (LIBOR USD 3 Month + 1.13%), 3.38%, 05/08/32(a)		70	65,248
S&P Global, Inc., 4.00%, 06/15/25		15	15,042
State Street Corp., 2.65%, 05/19/26		38	35,199

			4,163,556
Chemicals — 0.0%
Dow Chemical Co. (The):
4.38%, 11/15/42		27	25,612
4.63%, 10/01/44		20	19,569
Sherwin-Williams Co. (The):
4.00%, 12/15/42		26	23,157
4.50%, 06/01/47		15	14,427

			82,765
Commercial Services & Supplies — 0.0%
Catholic Health Initiatives, 4.35%, 11/01/42		30	27,031
Republic Services, Inc., 3.95%, 05/15/28		90	89,449
Waste Management, Inc., 3.90%, 03/01/35		42	41,032

			157,512
Communications Equipment — 0.0%
Juniper Networks, Inc., 3.30%, 06/15/20		79	78,926

Consumer Finance — 0.6%
AerCap Ireland Capital DAC:
4.63%, 10/30/20		220	224,196
4.50%, 05/15/21		150	152,328
American Express Co., 3.70%, 08/03/23		70	69,646
American Express Credit Corp.:
2.25%, 08/15/19		119	118,439
3.30%, 05/03/27		35	33,632
Capital One Financial Corp.:
2.40%, 10/30/20		94	92,032
3.45%, 04/30/21		70	69,928
3.75%, 03/09/27		30	28,318
Discover Financial Services, 4.10%, 02/09/27		47	44,927
Ford Motor Credit Co. LLC:
5.75%, 02/01/21		200	207,909
3.22%, 01/09/22		425	411,036
2.98%, 08/03/22		200	189,681
General Motors Financial Co., Inc.:
3.10%, 01/15/19		43	43,033
3.70%, 11/24/20		282	283,338
4.20%, 03/01/21		35	35,436
3.20%, 07/06/21		267	263,661
3.15%, 06/30/22		175	170,124
4.00%, 01/15/25		140	135,424
4.00%, 10/06/26		15	14,095
HSBC USA, Inc., 2.35%, 03/05/20		270	267,041
Synchrony Financial:
2.60%, 01/15/19		90	89,926
2.70%, 02/03/20		52	51,417
4.50%, 07/23/25		30	28,943
3.95%, 12/01/27		30	27,177

Security		Par (000)	Value
Consumer Finance (continued)
Tarjeta Naranja SA, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.50%), 37.31%, 04/11/22(a)(b)	USD	44	$14,960

			3,066,647
Containers & Packaging — 0.0%
Reynolds Group Issuer, Inc., 5.75%, 10/15/20		87	87,438

Diversified Consumer Services — 0.1%
Boston University, Series CC, 4.06%, 10/01/48		32	31,728
George Washington University (The), Series 2018, 4.13%, 09/15/48		58	57,956
Northwestern University, Series 2017, 3.66%, 12/01/57		21	20,036
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48		36	33,150
University of Southern California, 3.03%, 10/01/39		92	81,764
Wesleyan University, 4.78%, 07/01/2116		79	77,581

			302,215
Diversified Financial Services — 0.1%
AXA Equitable Holdings, Inc.(b):
3.90%, 04/20/23		25	24,817
5.00%, 04/20/48		50	46,706
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		200	188,231
ORIX Corp., 2.90%, 07/18/22		65	62,859
Shell International Finance BV:
4.13%, 05/11/35		38	38,486
3.63%, 08/21/42		16	14,845
Synchrony Bank, 3.65%, 05/24/21		250	247,923
Woodside Finance Ltd., 3.65%, 03/05/25(b)		15	14,448

			638,315
Diversified Telecommunication Services — 0.5%
AT&T, Inc.:
4.30%, 02/15/30		445	427,955
5.25%, 03/01/37		70	69,766
4.35%, 06/15/45		200	172,294
5.15%, 02/15/50		80	75,873
Deutsche Telekom International Finance BV, 4.38%, 06/21/28(b)		150	149,538
Telefonica Emisiones SAU, 4.67%, 03/06/38		150	140,925
TELUS Corp., 4.60%, 11/16/48		10	9,951
Verizon Communications, Inc.:
(LIBOR USD 3 Month + 0.55%), 2.86%, 05/22/20(a)		205	206,169
4.33%, 09/21/28		518	520,774
4.50%, 08/10/33		195	193,395
4.40%, 11/01/34		33	32,181
4.13%, 08/15/46		50	44,856
5.50%, 03/16/47		200	218,994

			2,262,671
Electric Utilities — 0.6%
AEP Texas, Inc., 3.95%, 06/01/28(b)		100	99,369
AEP Transmission Co. LLC, 4.25%, 09/15/48		70	69,860
Alabama Power Co.:
4.15%, 08/15/44		10	9,713
Series A, 4.30%, 07/15/48		60	60,116
Alliant Energy Finance LLC, 3.75%, 06/15/23(b)		25	24,890
Baltimore Gas & Electric Co.:
3.50%, 08/15/46		35	30,811
3.75%, 08/15/47		35	32,113
4.25%, 09/15/48		25	24,867
CenterPoint Energy Houston Electric LLC, 3.95%, 03/01/48		55	53,253
DTE Electric Co., Series A, 4.05%, 05/15/48		85	83,645

8

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Electric Utilities (continued)
Duke Energy Carolinas LLC:
3.88%, 03/15/46	USD	60	$55,723
3.70%, 12/01/47		35	31,851
Duke Energy Corp.:
4.80%, 12/15/45		90	92,736
3.75%, 09/01/46		95	83,482
Duke Energy Florida LLC:
3.20%, 01/15/27		130	124,418
3.80%, 07/15/28		35	34,970
Duke Energy Progress LLC:
3.25%, 08/15/25		50	48,598
3.70%, 09/01/28		135	133,858
Emera US Finance LP:
2.15%, 06/15/19		101	100,346
2.70%, 06/15/21		72	69,895
Entergy Corp., 2.95%, 09/01/26		80	73,503
Entergy Louisiana LLC, 4.20%, 09/01/48		75	74,334
Eversource Energy, Series L, 2.90%, 10/01/24		130	123,418
Exelon Corp.:
2.45%, 04/15/21		28	27,212
4.95%, 06/15/35		21	22,014
4.45%, 04/15/46		115	111,485
Florida Power & Light Co., 4.13%, 06/01/48		60	60,142
Genneia SA, 8.75%, 01/20/22(b)		55	51,287
Kansas City Power & Light Co., 4.20%, 03/15/48		90	86,322
MidAmerican Energy Co., 4.40%, 10/15/44		37	37,903
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)		25	24,774
Northern States Power Co.:
3.40%, 08/15/42		65	57,954
4.00%, 08/15/45		40	39,236
4.20%, 09/01/48		30	29,496
Ohio Power Co., Series G, 6.60%, 02/15/33		10	12,534
Oncor Electric Delivery Co. LLC, 4.55%, 12/01/41		50	53,195
Pacific Gas & Electric Co., 6.05%, 03/01/34		80	90,931
PacifiCorp, 4.13%, 01/15/49		20	19,639
Public Service Electric & Gas Co., 3.65%, 09/01/28		80	79,353
Southern Co. (The), 4.40%, 07/01/46		95	90,494
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28		45	45,007
Tampa Electric Co., 4.30%, 06/15/48		15	14,907
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(b)		79	78,226
Virginia Electric & Power Co.:
Series C, 2.75%, 03/15/23		75	72,626
Series A, 3.50%, 03/15/27		97	94,733
4.00%, 01/15/43		100	95,837
Series B, 4.20%, 05/15/45		28	27,273
Series C, 4.00%, 11/15/46		50	47,290

			2,905,639
Electrical Equipment — 0.0%
Eaton Corp., 2.75%, 11/02/22		49	47,554

Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp., 3.20%, 04/01/24		59	56,594
Corning, Inc., 4.38%, 11/15/57		120	105,100
Tyco Electronics Group SA:
3.45%, 08/01/24		15	14,592
3.13%, 08/15/27		30	27,899

			204,185
Energy Equipment & Services — 0.1%
Halliburton Co.:
3.80%, 11/15/25		240	237,945
5.00%, 11/15/45		15	16,019

Security		Par (000)	Value
Energy Equipment & Services (continued)
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/01/21(b)	USD	18	$17,111
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22(b)		12	10,977

			282,052
Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.:
3.30%, 02/15/21		71	70,568
3.50%, 01/31/23		19	18,687
3.00%, 06/15/23		220	211,801
4.40%, 02/15/26		14	14,016
CC Holdings GS V LLC, 3.85%, 04/15/23		40	39,746
Crown Castle International Corp.:
3.40%, 02/15/21		33	32,915
2.25%, 09/01/21		120	115,265
3.20%, 09/01/24		175	166,297

			669,295
Food & Staples Retailing — 0.1%
Kroger Co. (The), 2.65%, 10/15/26		105	93,686
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/24		100	98,757
4.80%, 11/18/44		6	5,825
Walmart, Inc.:
3.55%, 06/26/25		65	65,324
4.05%, 06/29/48		30	30,044

			293,636
Food Products — 0.1%
Arcor SAIC, 6.00%, 07/06/23(b)		12	11,955
General Mills, Inc.:
3.20%, 04/16/21		40	39,741
4.00%, 04/17/25		44	43,550
Tyson Foods, Inc.:
3.90%, 09/28/23		15	15,059
3.95%, 08/15/24		75	74,823
3.55%, 06/02/27		70	66,043
5.10%, 09/28/48		15	15,299

			266,470
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories:
3.40%, 11/30/23		20	19,923
3.75%, 11/30/26		250	249,299
Becton Dickinson and Co.:
2.13%, 06/06/19		255	253,487
2.68%, 12/15/19		61	60,658
2.89%, 06/06/22		185	179,865
3.30%, 03/01/23		70	68,231
4.69%, 12/15/44		10	9,860
Edwards Lifesciences Corp., 4.30%, 06/15/28		25	24,987
Medtronic, Inc., 4.38%, 03/15/35		160	165,468

			1,031,778
Health Care Providers & Services — 0.4%
Aetna, Inc.:
4.50%, 05/15/42		27	25,962
4.13%, 11/15/42		25	22,903
4.75%, 03/15/44		30	29,593
AHS Hospital Corp., 5.02%, 07/01/45		21	23,365
Anthem, Inc.:
3.70%, 08/15/21		7	7,047
4.10%, 03/01/28		40	39,396
Baylor Scott & White Holdings, 4.19%, 11/15/45		40	39,349
Cigna Corp., 3.25%, 04/15/25		105	99,404

9

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Health Care Providers & Services (continued)
CVS Health Corp.:
4.00%, 12/05/23	USD	95	$95,196
4.10%, 03/25/25		135	134,639
4.78%, 03/25/38		35	34,832
5.13%, 07/20/45		240	246,728
5.05%, 03/25/48		100	102,284
Dignity Health, 2.64%, 11/01/19		57	56,645
Halfmoon Parent, Inc.(b):
3.20%, 09/17/20		360	358,679
4.13%, 11/15/25		20	19,943
Kaiser Foundation Hospitals:
3.50%, 04/01/22		56	56,109
4.15%, 05/01/47		15	14,981
Laboratory Corp. of America Holdings, 2.63%, 02/01/20		85	84,465
Montefiore Obligated Group, Series 18-C, 5.25%, 11/01/48		49	48,968
Ochsner Clinic Foundation, 5.90%, 05/15/45		33	39,610
Providence St. Joseph Health Obligated Group, Series A, 3.93%, 10/01/48		38	35,428
Southern Baptist Hospital of Florida, Inc., 4.86%, 07/15/45		35	37,657
Sutter Health, Series 2018, 3.70%, 08/15/28		45	44,183
Trinity Health Corp., 4.13%, 12/01/45		36	34,547
UnitedHealth Group, Inc.:
3.75%, 07/15/25		70	70,333
4.63%, 07/15/35		20	21,290
4.20%, 01/15/47		25	24,763
3.75%, 10/15/47		50	46,487

			1,894,786
Hotels, Restaurants & Leisure — 0.0%
McDonald’s Corp.:
4.70%, 12/09/35		50	51,974
3.70%, 02/15/42		10	8,746
4.88%, 12/09/45		57	59,610
4.45%, 03/01/47		40	39,279
4.45%, 09/01/48		20	19,610

			179,219
Household Durables — 0.0%
Newell Brands, Inc., 2.88%, 12/01/19		30	29,946

Industrial Conglomerates — 0.0%
Honeywell International, Inc., 3.81%, 11/21/47		20	19,015

Insurance — 0.1%
Ambac Assurance Corp., 5.10%, 06/07/20(b)		5	6,587
Ambac LSNI LLC, (LIBOR USD 3 Month + 5.00%), 7.34%, 02/12/23(a)(b)		30	30,043
Aon plc, 4.75%, 05/15/45		20	20,008
Hartford Financial Services Group, Inc. (The), 4.30%, 04/15/43		15	14,215
Marsh & McLennan Cos., Inc.:
3.75%, 03/14/26		19	18,659
4.35%, 01/30/47		7	6,691
4.20%, 03/01/48		60	56,603
MetLife, Inc., 4.60%, 05/13/46		25	25,420
Principal Financial Group, Inc., 4.30%, 11/15/46		15	14,145
Prudential Financial, Inc., 3.88%, 03/27/28		90	89,221
Travelers Cos., Inc. (The), 4.60%, 08/01/43		35	36,443
Willis North America, Inc., 3.60%, 05/15/24		11	10,689

			328,724
IT Services — 0.1%
DXC Technology Co., 2.88%, 03/27/20		48	47,600

Security		Par (000)	Value
IT Services (continued)
Fidelity National Information Services, Inc.:
3.63%, 10/15/20	USD	8	$8,045
3.00%, 08/15/26		180	166,325
4.50%, 08/15/46		20	18,876
4.75%, 05/15/48		60	59,505
Total System Services, Inc.:
3.80%, 04/01/21		20	20,068
3.75%, 06/01/23		65	64,428
4.80%, 04/01/26		124	127,594
Visa, Inc.:
3.15%, 12/14/25		25	24,241
4.15%, 12/14/35		41	42,331
4.30%, 12/14/45		30	31,020

			610,033
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc., 2.95%, 09/19/26		77	71,308

Media — 0.4%
CBS Corp., 2.30%, 08/15/19		107	106,433
Charter Communications Operating LLC:
3.58%, 07/23/20		220	220,124
4.46%, 07/23/22		80	81,340
4.50%, 02/01/24		50	50,306
4.91%, 07/23/25		129	130,990
6.38%, 10/23/35		200	215,100
5.38%, 05/01/47		40	37,900
5.75%, 04/01/48		60	60,038
Comcast Corp.:
3.15%, 03/01/26		140	132,172
4.25%, 01/15/33		49	48,036
4.40%, 08/15/35		34	33,361
3.20%, 07/15/36		150	125,161
3.40%, 07/15/46		72	58,256
Cox Communications, Inc., 3.15%, 08/15/24(b)		140	132,488
Discovery Communications LLC:
3.80%, 03/13/24		67	65,711
3.95%, 06/15/25		55	53,668
5.20%, 09/20/47		15	14,666
Interpublic Group of Cos., Inc. (The):
3.50%, 10/01/20		25	25,002
3.75%, 10/01/21		15	15,030
NBCUniversal Media LLC, 4.45%, 01/15/43		40	38,176
Time Warner Cable LLC:
5.00%, 02/01/20		89	90,866
4.00%, 09/01/21		25	25,151
5.50%, 09/01/41		29	27,932
4.50%, 09/15/42		9	7,680
Viacom, Inc.:
2.75%, 12/15/19		31	30,824
6.88%, 04/30/36		40	45,545
Warner Media LLC:
2.10%, 06/01/19		143	142,260
3.60%, 07/15/25		64	61,327
4.65%, 06/01/44		20	17,988
4.85%, 07/15/45		77	71,812

			2,165,343
Metals & Mining — 0.1%
Anglo American Capital plc, 3.63%, 09/11/24(b)		200	190,412
Barrick Gold Corp., 5.25%, 04/01/42		29	30,200
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43		38	42,184
Largo Resources Ltd., 9.25%, 06/01/21(b)		4	4,180
Newmont Mining Corp., 3.50%, 03/15/22		120	118,983
Nucor Corp., 5.20%, 08/01/43		21	22,838

10

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Metals & Mining (continued)
Steel Dynamics, Inc., 5.13%, 10/01/21	USD	38	$38,418

			447,215
Multi-Utilities — 0.0%
Ameren Illinois Co., 3.80%, 05/15/28		50	50,287
Consumers Energy Co., 4.05%, 05/15/48		15	14,787
NiSource, Inc.:
2.65%, 11/17/22		10	9,543
3.49%, 05/15/27		80	75,872
WEC Energy Group, Inc., 3.38%, 06/15/21		20	20,004

			170,493
Oil, Gas & Consumable Fuels — 1.0%
Anadarko Petroleum Corp., 6.20%, 03/15/40		70	77,621
Andeavor, 4.75%, 12/15/23		40	41,292
Andeavor Logistics LP:
5.50%, 10/15/19		90	91,689
5.25%, 01/15/25		20	20,484
5.20%, 12/01/47		70	69,902
Apache Corp.:
2.63%, 01/15/23		43	41,036
5.10%, 09/01/40		30	29,671
4.25%, 01/15/44		80	70,917
Buckeye Partners LP, 4.88%, 02/01/21		140	142,527
Cenovus Energy, Inc., 4.25%, 04/15/27		105	101,498
Cimarex Energy Co.:
4.38%, 06/01/24		120	121,038
3.90%, 05/15/27		80	76,424
Concho Resources, Inc., 3.75%, 10/01/27		135	128,857
Continental Resources, Inc.:
5.00%, 09/15/22		70	71,015
4.50%, 04/15/23		233	237,101
3.80%, 06/01/24		75	73,550
Devon Energy Corp., 4.00%, 07/15/21		40	40,375
Enbridge, Inc.:
2.90%, 07/15/22		90	87,296
3.70%, 07/15/27		70	67,602
(LIBOR USD 3 Month + 3.42%), 5.50%, 07/15/77(a)		70	64,875
Energy Transfer Equity LP:
4.25%, 03/15/23		215	213,656
5.88%, 01/15/24		130	136,825
Energy Transfer Partners LP:
5.88%, 03/01/22		165	174,588
5.00%, 10/01/22		30	31,070
4.90%, 02/01/24		20	20,614
6.50%, 02/01/42		120	131,789
Enterprise Products Operating LLC:
5.10%, 02/15/45		23	24,228
4.90%, 05/15/46		67	69,289
4.25%, 02/15/48		35	32,948
EOG Resources, Inc.:
4.15%, 01/15/26		52	53,177
3.90%, 04/01/35		10	9,761
Exxon Mobil Corp., 1.82%, 03/15/19		84	83,711
Hess Corp., 5.80%, 04/01/47		35	36,861
Kinder Morgan Energy Partners LP:
5.80%, 03/15/35		10	10,921
6.38%, 03/01/41		15	17,101
5.00%, 03/01/43		25	24,468
Kinder Morgan, Inc., 5.05%, 02/15/46		160	160,084
Marathon Petroleum Corp., 5.85%, 12/15/45		50	52,545
MPLX LP:
4.88%, 06/01/25		50	51,637

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
4.13%, 03/01/27	USD	140	$136,362
5.20%, 03/01/47		35	35,070
Northwest Pipeline LLC, 4.00%, 04/01/27(b)		135	130,662
Petrobras Global Finance BV:
8.75%, 05/23/26		40	43,620
7.38%, 01/17/27		40	40,606
6.00%, 01/27/28		40	36,860
Pioneer Natural Resources Co., 4.45%, 01/15/26		180	184,396
Plains All American Pipeline LP, 3.65%, 06/01/22		10	9,878
Resolute Energy Corp., 8.50%, 05/01/20		90	90,113
Sabine Pass Liquefaction LLC:
5.62%, 04/15/23		190	202,039
5.75%, 05/15/24		140	150,286
5.88%, 06/30/26		50	54,000
Spectra Energy Partners LP, 4.50%, 03/15/45		89	85,137
Sunoco Logistics Partners Operations LP:
5.35%, 05/15/45		55	53,627
5.40%, 10/01/47		110	108,809
Tecpetrol SA, 4.88%, 12/12/22(b)		25	22,719
TransCanada PipeLines Ltd.:
5.00%, 10/16/43		30	31,025
4.88%, 05/15/48		55	56,216
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26		41	49,942
4.00%, 03/15/28		80	78,171
4.60%, 03/15/48		25	24,332
Valero Energy Corp., 3.65%, 03/15/25		125	122,243
Williams Cos., Inc. (The):
3.70%, 01/15/23		50	49,480
4.55%, 06/24/24		40	40,639
4.00%, 09/15/25		90	88,554
Series A, 7.50%, 01/15/31		35	42,511
5.75%, 06/24/44		70	74,912

			5,032,252
Paper & Forest Products — 0.0%
Georgia-Pacific LLC, 7.38%, 12/01/25		37	44,202

Pharmaceuticals — 0.2%
Allergan Finance LLC, 3.25%, 10/01/22		45	44,182
Allergan Funding SCS, 3.80%, 03/15/25		484	473,954
Bayer US Finance II LLC, 3.60%, 07/15/42(b)		23	18,035
Bayer US Finance LLC, 3.38%, 10/08/24(b)		200	190,583
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/28		105	106,082
Johnson & Johnson, 3.63%, 03/03/37		15	14,433
Merck & Co., Inc., 3.60%, 09/15/42		15	14,152
Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/19		290	286,899
Wyeth LLC, 5.95%, 04/01/37		70	84,854

			1,233,174
Road & Rail — 0.1%
Burlington Northern Santa Fe LLC:
4.15%, 04/01/45		16	15,781
4.70%, 09/01/45		11	11,672
4.13%, 06/15/47		73	72,359
4.15%, 12/15/48		5	4,944
CSX Corp., 4.25%, 11/01/66		43	38,573
Norfolk Southern Corp.:
3.65%, 08/01/25		10	9,934
4.05%, 08/15/52		41	38,364
Penske Truck Leasing Co. LP, 3.40%, 11/15/26(b)		94	87,499
Ryder System, Inc., 3.75%, 06/09/23		10	9,977

11

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Road & Rail (continued)
Union Pacific Corp.:
3.38%, 02/01/35	USD	64	$57,575
3.60%, 09/15/37		80	73,267
3.80%, 10/01/51		20	17,771
3.88%, 02/01/55		37	32,540

			470,256
Semiconductors & Semiconductor Equipment — 0.3%
Analog Devices, Inc.:
2.50%, 12/05/21		80	76,978
3.90%, 12/15/25		19	18,649
3.50%, 12/05/26		84	80,452
5.30%, 12/15/45		3	3,205
Applied Materials, Inc.:
5.10%, 10/01/35		58	63,654
4.35%, 04/01/47		29	28,872
Broadcom Corp.:
2.38%, 01/15/20		115	113,651
3.00%, 01/15/22		383	373,142
2.65%, 01/15/23		35	33,067
3.63%, 01/15/24		26	25,261
Lam Research Corp., 2.75%, 03/15/20		60	59,649
NXP BV, 3.88%, 09/01/22(b)		230	227,700
QUALCOMM, Inc.:
2.60%, 01/30/23		125	120,162
4.80%, 05/20/45		56	56,721
4.30%, 05/20/47		95	89,275
Texas Instruments, Inc., 4.15%, 05/15/48		25	25,102

			1,395,540
Software — 0.2%
Autodesk, Inc., 3.50%, 06/15/27		160	149,029
Microsoft Corp.:
3.50%, 02/12/35		69	66,558
3.45%, 08/08/36		175	166,852
3.70%, 08/08/46		210	200,860
Oracle Corp.:
3.25%, 11/15/27		66	63,506
3.90%, 05/15/35		77	74,518
4.00%, 07/15/46		74	70,522
4.00%, 11/15/47		25	23,740
VMware, Inc., 2.30%, 08/21/20		264	258,802

			1,074,387
Specialty Retail — 0.0%
Home Depot, Inc. (The), 5.88%, 12/16/36		45	54,771
Lowe’s Cos., Inc., 4.38%, 09/15/45		60	60,439

			115,210
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.:
3.00%, 02/09/24		138	135,286
2.85%, 05/11/24		205	198,737
3.85%, 05/04/43		40	38,501
3.45%, 02/09/45		29	26,019
4.65%, 02/23/46		138	149,087
Dell International LLC, 8.35%, 07/15/46(b)		14	17,427
Hewlett Packard Enterprise Co., 2.85%, 10/05/18		81	81,003
Seagate HDD Cayman:
4.25%, 03/01/22		25	24,844
5.75%, 12/01/34		3	2,716
Xerox Corp., 3.63%, 03/15/23		27	25,749

			699,369
Thrifts & Mortgage Finance — 0.0%
WASH MUTUAL ESCROW, 0.00%, 11/06/09(d)(i)		100	—

Security		Par (000)	Value
Tobacco — 0.1%
BAT Capital Corp.(b):
3.22%, 08/15/24	USD	70	$66,719
4.54%, 08/15/47		82	75,537
Reynolds American, Inc., 4.45%, 06/12/25		240	241,769

			384,025
Trading Companies & Distributors — 0.0%
Air Lease Corp., 2.63%, 07/01/22		70	67,002
GATX Corp.:
2.60%, 03/30/20		67	66,152
3.85%, 03/30/27		23	21,862

			155,016
Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc., 5.00%, 03/15/44		10	10,466
Sprint Spectrum Co. LLC(b):
3.36%, 09/20/21		211	209,960
4.74%, 03/20/25		415	414,813
Vodafone Group plc:
3.75%, 01/16/24		241	238,269
4.13%, 05/30/25		55	54,575
5.25%, 05/30/48		130	130,519

			1,058,602

Total Corporate Bonds — 10.0% (Cost: $52,222,557)			51,314,082

Foreign Agency Obligations — 0.1%

Argentina — 0.0%
YPF SA, 8.75%, 04/04/24		47	46,986

France — 0.1%
Electricite de France SA, 4.50%, 09/21/28(b)		200	197,013

Mexico — 0.0%
Petroleos Mexicanos:
5.35%, 02/12/28(b)		110	103,675
6.75%, 09/21/47		24	22,800

			126,475

Total Foreign Agency Obligations — 0.1% (Cost: $382,394)			370,474

Foreign Government Obligations — 0.7%

Argentina — 0.1%
Bonos de la Nacion Argentina con Ajuste por CER, 4.00%, 03/06/20	ARS	533	12,289
Republic of Argentina:
8.00%, 10/08/20	USD	58	57,577
6.88%, 04/22/21		187	178,585
5.63%, 01/26/22		82	74,005
4.63%, 01/11/23		30	25,275
8.75%, 05/07/24		56	55,487
6.88%, 01/11/48		83	63,599
7.13%, 06/28/2117		49	38,000

			504,817
Colombia — 0.1%
Republic of Colombia, 3.88%, 04/25/27		340	329,800

Egypt — 0.0%
Arab Republic of Egypt, 5.75%, 04/29/20		100	101,250

Hungary — 0.0%
Republic of Hungary, 5.38%, 03/25/24		140	149,498

Indonesia — 0.0%
Republic of Indonesia, 7.50%, 05/15/38	IDR	1,432,000	87,233

12

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Mexico — 0.2%
United Mexican States, 4.15%, 03/28/27	USD	1,032	$1,013,424

Panama — 0.1%
Republic of Panama, 3.75%, 03/16/25		200	199,100

Peru — 0.0%
Republic of Peru, 7.35%, 07/21/25		150	183,375

Philippines — 0.1%
Republic of the Philippines, 3.00%, 02/01/28		260	242,658

South Africa — 0.1%
Republic of South Africa:
5.50%, 03/09/20		219	223,380
6.25%, 03/31/36	ZAR	2,983	150,170
8.50%, 01/31/37		1,055	66,258
6.50%, 02/28/41		501	24,669

			464,477
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%, 10/27/27	USD	140	142,310

Total Foreign Government Obligations — 0.7% (Cost: $3,564,123)			3,417,942

	Shares
Investment Companies — 0.4%(u)
iShares Edge MSCI Multifactor USA ETF		12,018	404,045

iShares J.P. Morgan USD Emerging Markets Bond ETF		15,925	1,716,874

Total Investment Companies — 0.4% (Cost: $2,101,207)			2,120,919

	Par (000)
Municipal Bonds — 2.2%
Adams & Weld Counties School District No. 27J, Series 2017, GO, 5.00%, 12/01/42	USD	20	22,551
Alamo Community College District;
Series 2017, GO, 5.00%, 08/15/35		20	22,843
Series 2017, GO, 5.00%, 08/15/36		20	22,744
Series 2017, GO, 5.00%, 08/15/37		20	22,628
Series 2017, GO, 5.00%, 08/15/38		20	22,546
American Municipal Power, Inc. (Combined Hyroelectric Project);
Series 2010B, RB, 7.83%, 02/15/41		20	28,615
Series 2009B, RB, 6.45%, 02/15/44		15	19,000
Arizona Health Facilities Authority (Banner Health), Series 2007B, VRDN, 2.38%, 01/01/37(j)		40	38,006
Arizona State University, Series 2017B, RB, 5.00%, 07/01/43		10	11,274
Bay Area Toll Authority;
Series 2010S-1, RB, 6.92%, 04/01/40		80	107,437
Series 2010S-1, RB, 7.04%, 04/01/50		110	161,142
Berks County Industrial Development Authority (Tower Health Project);
Series 2017, RB, 5.00%, 11/01/47		20	21,605
Series 2017, RB, 5.00%, 11/01/50		20	21,525
Buckeye Tobacco Settlement Financing Authority, Series 2007A-2, RB, 5.88%, 06/01/47		90	89,999
Buena Park School District, Series 2018, GO, 5.00%, 08/01/47		10	11,268
California Health Facilities Financing Authority (Cedars- Sinai Medical Center);
Series 2016A, RB, 5.00%, 08/15/33		20	23,042
Series 2017A, RB, 5.00%, 08/15/47		20	21,918

Security	Par (000)		Value
Municipal Bonds (continued)
California Infrastructure & Economic Development Bank;
Series 2017, RB, 5.00%, 05/15/47	USD	10	$11,338
Series 2017, RB, 5.00%, 05/15/52		10	11,286
California State Public Works Board (Various Capital Projects), Series 2009G, Sub-series G-2, RB, 8.36%, 10/01/34		40	57,696
Central Puget Sound Regional Transit Authority, Series 2015S-1, RB, 5.00%, 11/01/50		20	22,104
Central Texas Regional Mobility Authority;
Series 2015A, RB, 5.00%, 01/01/45		20	21,700
Series 2016, RB, 5.00%, 01/01/46		20	21,758
Chesapeake Bay Bridge & Tunnel District (Parallel Thimble Shoal Tunnel Project);
Series 2016, RB, 5.00%, 07/01/41		20	22,307
Series 2016, RB, 5.00%, 07/01/51		10	10,812
City & County of Denver;
Series 2016A, RB, 5.00%, 08/01/44		40	44,453
Series 2018A-1, RB, 5.00%, 08/01/48		50	55,421
City & County of Denver Airport System;
Series 2017A, RB, 5.00%, 11/15/29		15	17,031
Series 2017A, RB, 5.00%, 11/15/30		15	16,968
City of Atlanta;
Series 2015, RB, 5.00%, 11/01/40		10	11,066
Series 2018A, RB, 5.00%, 11/01/41		30	33,998
Series 2018B, RB, 5.00%, 11/01/47		20	22,548
City of Aurora;
Series 2016, RB, 5.00%, 08/01/41		50	55,858
Series 2016, RB, 5.00%, 08/01/46		60	67,030
City of Austin Water & Wastewater System, Series 2014, RB, 5.00%, 11/15/43		20	22,021
City of Cartersville, Series 2018, RB, 5.00%, 06/01/48		20	22,581
City of Colorado Springs Utilities System, Series 2017A-2, RB, 5.00%, 11/15/42		10	11,304
City of Columbia Waterworks & Sewer System;
Series 2018, RB, 5.00%, 02/01/42		20	22,779
Series 2018, RB, 5.00%, 02/01/48		20	22,676
City of Long Beach, Series 2017C, RB, 5.00%, 05/15/47		30	34,111
City of New York;
Series 2018F, Sub-series F-1, GO, 5.00%, 04/01/40		30	33,868
Series 2018F, Sub-series F-1, GO, 5.00%, 04/01/45		30	33,739
City of Riverside, Series 2010A, RB, 7.61%, 10/01/40		25	35,658
City of San Antonio Electric & Gas Systems;
Series 2010A, RB, 5.81%, 02/01/41		45	55,855
Series 2013, RB, 5.00%, 02/01/48(k)		15	16,165
Clark County School District;
Series 2018A, GO, 5.00%, 06/15/30		20	22,892
Series 2018A, GO, 5.00%, 06/15/31		30	34,177
Series 2018A, GO, 5.00%, 06/15/33		30	33,937
Series 2018A, GO, 5.00%, 06/15/34		30	33,805
Colorado Health Facilities Authority (Catholic Health Initiatives), Series 2011A, RB, 5.25%, 02/01/31		10	10,456
Commonwealth Financing Authority;
Series 2018A, RB, 3.86%, 06/01/38		30	28,900
Series 2016A, RB, 4.14%, 06/01/38		30	29,453
Commonwealth of Massachusetts;
Series 2017F, GO, 5.00%, 11/01/42		30	33,872
Series 2018A, GO, 5.00%, 01/01/45		30	33,805
Series 2017F, GO, 5.00%, 11/01/45		20	22,531
Commonwealth of Massachusetts Transportation Fund (Rail Enhancement & Accelerated Bridge Programs), Series 2018A, RB, 5.00%, 06/01/48		40	45,338
Commonwealth of Puerto Rico, Series 2014A, GO, 8.00%, 07/01/35(i)		235	136,006

13

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Municipal Bonds (continued)
Connecticut State Health & Educational Facilities Authority (Hartford Healthcare Corp.);
Series 2015F, RB, 5.00%, 07/01/45	USD	30	$31,720
Series 2015L, RB, 5.00%, 07/01/45		40	43,152
Contra Costa Community College District, Series 2010B, GO, 6.50%, 08/01/34		25	31,012
County of Anne Arundel, Series 2018, GO, 5.00%, 10/01/47		20	22,678
County of Clark;
Series 2018A, GO, 5.00%, 06/01/43		40	45,197
Series 2018A, GO, 5.00%, 05/01/48		60	67,532
County of Franklin;
Series 2018, RB, 5.00%, 06/01/43		20	22,882
Series 2018, RB, 5.00%, 06/01/48		40	45,586
County of King;
Series 2017, RB, 5.00%, 07/01/42		10	11,282
Series 2015A, RB, 5.00%, 07/01/47		20	22,047
County of Miami-Dade;
Series 2016B, RB, 2.50%, 10/01/24		50	47,063
Series 2017D, RB, 3.35%, 10/01/29		10	9,455
Series 2017D, RB, 3.45%, 10/01/30		15	14,133
Series 2017D, RB, 3.50%, 10/01/31		15	14,115
Series 2018C, RB, 4.06%, 10/01/31		20	19,639
Series 2016A, GO, 5.00%, 07/01/35		20	22,496
Series 2015A, RB, 5.00%, 10/01/38		45	48,866
Series 2017B, RB, 5.00%, 10/01/40		20	21,974
Dallas Area Rapid Transit;
Series 2016A, RB, 5.00%, 12/01/41		30	33,472
Series 2016A, RB, 5.00%, 12/01/46		40	44,494
Denton Independent School District, Series 2018, GO, 5.00%, 08/15/43		30	33,672
District of Columbia, Series 2017D, GO, 5.00%, 06/01/42		25	28,219
District of Columbia Water & Sewer Authority, Series 2018B, RB, 5.00%, 10/01/49		20	22,648
Dutchess County Local Development Corp. (Health Quest Systems, Inc. Project), Series 2016B, RB, 5.00%, 07/01/46		50	54,096
Grand Parkway Transportation Corp. (Grand Parkway Project), Series 2018A, RB, 5.00%, 10/01/43		70	78,723
Grant County Public Utility District No. 2 (The Priest Rapids Project), Series 2015M, RB, 4.58%, 01/01/40		15	15,267
Great Lakes Water Authority Water Supply System, Series 2016C, RB, 5.25%, 07/01/33		5	5,754
Health & Educational Facilities Authority of the State of Missouri (Saint Luke’s Health System, Inc.);
Series 2016, RB, 5.00%, 11/15/29		15	16,931
Series 2016A, RB, 3.65%, 01/15/46		15	14,089
Series 2017A, RB, 3.65%, 08/15/57		60	55,373
Indiana Housing & Community Development Authority, Series 2018A, RB, 3.80%, 07/01/38		10	9,972
Kentucky Economic Development Finance Authority (Owensboro Health, Inc.), Series 2015A, RB, 5.25%, 06/01/50		10	10,527
Las Vegas Valley Water District, Series 2016A, GO, 5.00%, 06/01/46		10	11,092
Lexington County Health Services District, Inc., Series 2016, RB, 5.00%, 11/01/41		20	21,337
Los Angeles Community College District, Series 2010E, GO, 6.60%, 08/01/42		95	130,817
Los Angeles County Metropolitan Transportation Authority, Series 2017A, RB, 5.00%, 07/01/42		40	45,716

Security	Par (000)		Value
Municipal Bonds (continued)
Los Angeles Department of Water & Power System (Water System Revenue Bonds);
Series 2010D, RB, 6.57%, 07/01/45	USD	20	$27,503
Series 2010A, RB, 6.60%, 07/01/50		60	84,107
Los Angeles Unified School District, Series 2010I, GO, 6.76%, 07/01/34		60	77,123
Maryland Stadium Authority (Baltimore City Public Schools Construction & Revitalization Program), Series 2016, RB, 5.00%, 05/01/41		20	22,164
Massachusetts Bay Transportation Authority;
Series 2017A, Sub-Series A-1, RB, 5.00%, 07/01/39		10	11,274
Series 2017A, Sub-Series A-1, RB, 5.00%, 07/01/40		10	11,258
Series 2017A, Sub-Series A-1, RB, 5.00%, 07/01/41		20	22,499
Series 2017A, Sub-Series A-1, RB, 5.00%, 07/01/42		20	22,483
Series 2017A, Sub-Series A-2, RB, 5.00%, 07/01/43		10	11,234
Massachusetts Development Finance Agency (Partners Healthcare System Issue);
Series 2018J-2, RB, 5.00%, 07/01/43		30	32,425
Series 2017, RB, 5.00%, 09/01/45		10	11,059
Series 2016Q, RB, 5.00%, 07/01/47		20	21,778
Series 2018J-2, RB, 5.00%, 07/01/48		60	64,599
Series 2018J-2, RB, 5.00%, 07/01/53		30	32,175
Massachusetts Housing Finance Agency;
Series 2014B, RB, 4.50%, 12/01/39		10	10,259
Series 2014B, RB, 4.60%, 12/01/44		10	10,263
Series 2015A, RB, 4.50%, 12/01/48		10	10,243
Massachusetts Port Authority, Series 2016B, RB, 5.00%, 07/01/43		20	21,863
Massachusetts School Building Authority, Series 2018A, RB, 5.25%, 02/15/48		35	40,126
Massachusetts Water Resources Authority, Series 2016C, RB, 5.00%, 08/01/40		10	11,223
Mesquite Independent School District, Series 2017B, GO, 5.00%, 08/15/42		20	22,309
Metropolitan Atlanta Rapid Transit Authority;
Series 2015A, RB, 5.00%, 07/01/41		20	22,130
Series 2015A, RB, 5.00%, 07/01/42		20	22,117
Series 2015B, RB, 5.00%, 07/01/45		20	22,321
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center), Series 2016A, RB, 5.00%, 07/01/46		30	32,478
Metropolitan St. Louis Sewer District;
Series 2017A, RB, 5.00%, 05/01/42		30	33,999
Series 2017A, RB, 5.00%, 05/01/47		30	33,831
Metropolitan Transportation Authority;
Series 2010C-1, RB, 6.69%, 11/15/40		30	39,272
Series 2017A, RB, 5.00%, 11/15/42		30	33,631
Series 2017A, Sub-Series A-1, RB, 5.25%, 11/15/57		40	44,852
Metropolitan Washington Airports Authority;
Series 2016A, RB, 5.00%, 10/01/32		40	44,835
Series 2018A, RB, 5.00%, 10/01/43		40	44,454
Metropolitan Washington Airports Authority Dulles Toll Road (Dulles Metrorail and Capital Improvement Project), Series 2009D, RB, 7.46%, 10/01/46		30	42,747
Miami-Dade County Educational Facilities Authority (University of Miami Issue);
Series 2018A, RB, 5.00%, 04/01/48		20	21,982
Series 2015B, RB, 5.07%, 04/01/50		30	32,758
Series 2018A, RB, 5.00%, 04/01/53		50	54,580
Michigan Finance Authority (Henry Ford Health System);
Series 2016, RB, 5.00%, 11/15/41		20	21,838
Series 2017A-MI, RB, 5.00%, 12/01/47		80	85,601

14

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Municipal Bonds (continued)
Michigan State Housing Development Authority;
Series 2018B, RB, 3.55%, 10/01/33	USD	10	$9,840
Series 2018A, RB, 4.00%, 10/01/43		10	9,984
Series 2018A, RB, 4.05%, 10/01/48		10	9,983
Series 2018A, RB, 4.15%, 10/01/53		30	29,945
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Corp.), Series 2016A, RB, 5.00%, 09/01/46		30	31,580
Municipal Electric Authority of Georgia (Plant Vogtle Units 3&4 Units Project), Series 2010A, RB, 6.64%, 04/01/57		45	53,081
New Jersey Transportation Trust Fund Authority, Series 2016A, Sub-Series A-1, RB, 5.00%, 06/15/29		20	22,094
New Jersey Turnpike Authority, Series 2009F, RB, 7.41%, 01/01/40		66	94,432
New Orleans Aviation Board (North Terminal Project), Series 2015B, RB, 5.00%, 01/01/40		20	21,483
New York City Housing Development Corp.;
Series 2018C-1-A, RB, 3.70%, 11/01/38		10	9,805
Series 2018C-1-B, RB, 3.85%, 11/01/43		40	39,618
Series 2018C-1-A, RB, 4.00%, 11/01/53		40	39,552
New York City Transitional Finance Authority Building Aid, Series 2015S-2, RB, 5.00%, 07/15/40		20	22,013
New York City Transitional Finance Authority Future Tax Secured;
Series 2018, Sub-series C-4, RB, 3.55%, 05/01/25		65	64,461
Series 2017F, Sub-Series F-2, RB, 3.05%, 05/01/27		70	66,315
Series 2017B, RB, 5.00%, 08/01/31		10	11,431
Series 2016E, Sub-Series E-1, RB, 5.00%, 02/01/35		20	22,376
Series 2017A, Sub-Series A-1, RB, 5.00%, 05/01/36		20	22,377
New York City Water & Sewer System;
Series 2018FF, RB, 5.00%, 06/15/39		50	56,651
Series 2018FF, RB, 5.00%, 06/15/40		30	33,990
Series 2010AA, RB, 5.75%, 06/15/41		35	43,393
Series 2011EE, RB, 5.38%, 06/15/43		215	229,448
Series 2011AA, RB, 5.44%, 06/15/43		25	30,042
Series 2011EE, RB, 5.50%, 06/15/43		255	272,932
Series 2011CC, RB, 5.88%, 06/15/44		50	63,428
Series 2017DD, RB, 5.00%, 06/15/47		65	72,584
New York Convention Center Development Corp.;
Series 2015, RB, 5.00%, 11/15/40		20	22,008
Series 2016A, RB, 5.00%, 11/15/46		40	44,356
New York State Dormitory Authority;
Series 2016A, RB, 5.00%, 02/15/31		10	11,422
Series 2015B, RB, 5.00%, 03/15/32		30	33,961
Series 2017B, RB, 5.00%, 02/15/36		30	33,992
Series 2017B, RB, 5.00%, 02/15/37		20	22,595
Series 2017B, RB, 5.00%, 02/15/38		20	22,595
Series 2018B, RB, 5.00%, 10/01/38		40	46,211
Series 2017B, RB, 5.00%, 02/15/39		20	22,497
Series 2018A, RB, 5.00%, 03/15/39		40	45,413
Series 2017B, RB, 5.00%, 02/15/40		30	33,672
Series 2010H, RB, 5.39%, 03/15/40		50	58,723
Series 2017B, RB, 5.00%, 02/15/41		30	33,648
Series 2018A, RB, 5.00%, 03/15/41		20	22,655
Series 2017B, RB, 5.00%, 02/15/42		40	44,831
Series 2018A, RB, 5.00%, 03/15/42		20	22,637
Series 2017B, RB, 5.00%, 02/15/43		20	22,399
Series 2017A, RB, 5.00%, 03/15/43		20	22,380
Series 2018A, RB, 5.00%, 03/15/43		20	22,620
Series 2018A, RB, 5.00%, 10/01/48		10	12,685
New York State Urban Development Corp.;
Series 2017B, RB, 2.86%, 03/15/24		80	77,823

Security	Par (000)		Value
Municipal Bonds (continued)
Series 2017B, RB, 3.12%, 03/15/25	USD	40	$38,906
Series 2017D, RB, 3.32%, 03/15/29		55	52,889
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment Project);
Series 2016A, RB, 5.00%, 07/01/46		20	21,069
Series 2016A, RB, 5.25%, 01/01/50		130	138,330
Ohio Turnpike & Infrastructure Commission, Series 2013A, RB, 5.00%, 02/15/48		20	21,660
Omaha Public Power District, Series 2017A, RB, 5.00%, 02/01/42		30	34,054
Orange County Local Transportation Authority, Series 2010A, RB, 6.91%, 02/15/41		75	98,689
Oregon School Boards Association;
Series 2002B, GO, 5.49%, 06/30/23		65	71,128
Series 2005A, GO, 4.76%, 06/30/28		80	84,469
Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement Project (The)), Series 2015, RB, 5.00%, 12/31/38		25	26,701
Pennsylvania State University;
Series 2018, RB, 5.00%, 09/01/43		20	22,800
Series 2018, RB, 5.00%, 09/01/48		20	22,691
Pennsylvania Turnpike Commission;
Series 2018B, RB, 5.00%, 12/01/43		40	44,120
Series 2018A, RB, 5.00%, 12/01/48		150	167,465
Port Authority of New York & New Jersey;
Series 181, RB, 4.96%, 08/01/46		30	33,496
Series 180-1, RB, 5.00%, 11/15/47		10	11,006
Series 174, RB, 4.46%, 10/01/62		60	62,176
Series 192, RB, 4.81%, 10/15/65		30	32,744
Port of Seattle, Series 2018A, RB, 5.00%, 05/01/43		10	10,963
Public Power Generation Agency, Series 2016A, RB, 5.00%, 01/01/35		20	22,162
Royal Oak Hospital Finance Authority (William Beaumont Hospital Obligated Group), Series 2014D, RB, 5.00%, 09/01/39		20	21,580
Sacramento County Sanitation Districts Financing Authority, Series 2035B, VRDN, 2.09%, 12/01/35(j)		20	19,537
Salt Lake City Corp.;
Series 2017A, RB, 5.00%, 07/01/47		35	38,290
Series 2017B, RB, 5.00%, 07/01/47		25	27,843
Salt River Project Agricultural Improvement & Power District;
Series 2017A, RB, 5.00%, 01/01/36		20	23,069
Series 2015A, RB, 5.00%, 12/01/45		90	99,820
San Antonio Water System, Series 2015B, RB, 5.00%, 05/15/39		60	66,395
San Diego County Regional Airport Authority, Series 2017A, RB, 5.00%, 07/01/47		20	22,371
San Diego Public Facilities Financing Authority, Series 2016A, RB, 5.00%, 05/15/39		25	28,510
San Diego Unified School District, Series 2017I, GO, 5.00%, 07/01/41		30	34,361
San Francisco City & County Airport Comm-San Francisco International Airport;
Series 2016B, RB, 5.00%, 05/01/46		40	43,685
Series 2017A, RB, 5.00%, 05/01/47		20	22,004
San Jose Redevelopment Agency Successor Agency, Series 2017A-T, 2.96%, 08/01/24		50	48,747
South Carolina Public Service Authority;
Series 2016D, RB, 2.39%, 12/01/23		51	47,401
Series 2014A, RB, 5.00%, 12/01/49		30	31,366
Series 2015A, RB, 5.00%, 12/01/50		30	31,505

15

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Municipal Bonds (continued)
State of California;
Series 2017, GO, 2.25%, 10/01/23	USD	90	$85,946
Series 2009, GO, 7.50%, 04/01/34		60	82,964
Series 2018, GO, 4.60%, 04/01/38		265	274,911
Series 2009, GO, 7.55%, 04/01/39		30	43,787
Series 2009, GO, 7.30%, 10/01/39		40	55,848
Series 2009, GO, 7.35%, 11/01/39		30	42,132
State of Connecticut, Series 2017A, GO, 3.31%, 01/15/26		65	62,574
State of Illinois;
Series 2018A, GO, 5.00%, 05/01/20		20	20,628
Series 2017D, GO, 5.00%, 11/01/22		20	20,991
Series 2017D, GO, 5.00%, 11/01/24		60	63,341
Series 2017A, GO, 5.00%, 12/01/24		10	10,558
Series 2017D, GO, 5.00%, 11/01/25		160	168,867
Series 2003, GO, 5.10%, 06/01/33		175	167,956
State of Minnesota;
Series 2018A, GO, 5.00%, 08/01/31		20	23,777
Series 2018A, GO, 5.00%, 08/01/32		20	23,682
Series 2018A, GO, 5.00%, 08/01/34		20	23,457
Series 2018A, GO, 5.00%, 08/01/35		20	23,346
State of Ohio;
Series 2017A, GO, 5.00%, 05/01/30		20	22,769
Series 2017A, GO, 5.00%, 03/15/32		40	44,721
Series 2017A, GO, 5.00%, 05/01/34		20	22,486
Series 2017A, GO, 5.00%, 05/01/35		20	22,423
Series 2017A, GO, 5.00%, 05/01/36		40	44,719
Series 2017A, GO, 5.00%, 05/01/37		30	33,425
State of Texas;
Series 2016, GO, 5.00%, 04/01/40		20	22,397
Series 2016, GO, 5.00%, 04/01/43		30	33,490
State of Washington;
Series R-2015C, GO, 5.00%, 07/01/30		60	67,478
Series R-2017A, GO, 5.00%, 08/01/30		20	23,028
Series 2016A-1, GO, 5.00%, 08/01/40		40	44,281
Series 2018B, GO, 5.00%, 08/01/40		20	22,536
Series 2017D, GO, 5.00%, 02/01/41		30	33,594
Series 2018B, GO, 5.00%, 08/01/41		20	22,520
Series 2018B, GO, 5.00%, 08/01/42		20	22,504
State of West Virginia;
Series 2018B, GO, 5.00%, 06/01/40		30	34,056
Series 2018B, GO, 5.00%, 12/01/40		30	34,056
Series 2018B, GO, 5.00%, 12/01/41		30	34,030
State of Wisconsin;
Series 2017C, RB, 3.15%, 05/01/27		50	47,959
Series 2017B, GO, 5.00%, 05/01/32		10	11,288
Series 2017B, GO, 5.00%, 05/01/33		10	11,256
Series 2017-3, GO, 5.00%, 11/01/33		20	23,071
Series 2017B, GO, 5.00%, 05/01/34		20	22,486
Series 2017B, GO, 5.00%, 05/01/36		20	22,423
Series 2017B, GO, 5.00%, 05/01/38		20	22,397
Tennessee Housing Development Agency (Residential Finance Program);
Series 2018-3, RB, 3.75%, 07/01/38		10	9,781
Series 2018-3, RB, 3.85%, 07/01/43		10	9,781
Series 2018-3, RB, 3.95%, 01/01/49		5	4,862
Texas A&M University;
Series 2017B, RB, 2.76%, 05/15/26		75	71,102
Series 2017B, RB, 2.84%, 05/15/27		30	28,326
Texas Municipal Gas Acquisition & Supply Corp., Series 2008D, RB, 6.25%, 12/15/26		10	11,496

Security	Par (000)		Value
Municipal Bonds (continued)
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC Share 288 Toll Lanes Project), Series 2016, RB, 5.00%, 12/31/55	USD	25	$26,493
Texas Water Development Board;
Series 2018B, RB, 5.00%, 10/15/38(k)		40	45,904
Series 2018A, RB, 5.00%, 10/15/43		30	34,091
Series 2017A, RB, 5.00%, 10/15/47		10	11,269
Series 2018B, RB, 5.00%, 04/15/49(k)		240	273,226
Tobacco Settlement Finance Authority, Series 2007A, RB, 7.47%, 06/01/47		55	54,954
TSASC, Inc., Series 2017A, RB, 5.00%, 06/01/41		20	21,361
University of California;
Series 2017AX, RB, 3.06%, 07/01/25		25	24,263
Series 2013AJ, RB, 4.60%, 05/15/31		30	31,810
Series 2012AD, RB, 4.86%, 05/15/2112		50	50,623
University of California Medical Centre;
Series 2016L, RB, 5.00%, 05/15/47		20	22,131
Series 2009F, RB, 6.58%, 05/15/49		75	98,321
University of Houston;
Series 2017A, RB, 5.00%, 02/15/33		20	22,514
Series 2017A, RB, 5.00%, 02/15/34		20	22,444
Series 2017A, RB, 5.00%, 02/15/35		40	44,748
Series 2017A, RB, 5.00%, 02/15/36		50	55,761
University of Oregon, Series 2016A, RB, 5.00%, 04/01/46		20	22,158
University of Texas, Series 2017A, RB, 3.38%, 07/01/47		50	45,612
Upper Arlington City School District, Series 2018A, GO, 5.00%, 12/01/48		30	33,928
Virginia Small Business Financing Authority (Transform 66 P3 Project);
Series 2017, RB, 5.00%, 12/31/52		30	31,966
Series 2017, RB, 5.00%, 12/31/56		30	31,920
Washington State Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/58		90	99,032
Weld County School District No. 4, Series 2016, GO, 5.25%, 12/01/41		20	22,863
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2016A, RB, 5.00%, 06/01/19		20	20,392
Series 2016A, RB, 5.00%, 06/01/20		20	20,869
Series 2016A, RB, 5.00%, 06/01/21		20	21,317
Series 2016A, RB, 5.00%, 06/01/22		20	21,732
Series 2016A, RB, 5.00%, 06/01/23		20	22,086
Series 2016A, RB, 5.00%, 06/01/24		20	22,367
Wisconsin Health & Educational Facilities Authority (Thedacare, Inc.), Series 2015, RB, 5.00%, 12/15/44		10	10,589

Total Municipal Bonds — 2.2% (Cost: $11,458,177)			11,360,080

Non-Agency Mortgage-Backed Securities — 2.3%

Collateralized Mortgage Obligations — 0.9%
Ajax Mortgage Loan Trust, Series 2018-B, Class A, 3.75%, 02/26/57		191	188,386
Alternative Loan Trust:
Series 2005-22T1, Class A1, 2.57%, 06/25/35(e)		70	63,158
Series 2005-72, Class A3, 2.82%, 01/25/36(e)		27	23,566
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		27	21,700
Series 2006-OA21, Class A1, 2.36%, 03/20/47(e)		1,030	883,195
Series 2006-OA9, Class 2A1B, 2.37%, 07/20/46(e)		150	116,739
Series 2006-OC10, Class 2A3, 2.45%, 11/25/36(e)		25	19,389

16

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Series 2007-OA3, Class 1A1, 2.36%, 04/25/47(e)	USD	42	$40,404
Series 2007-OA3, Class 2A2, 2.40%, 04/25/47(e)		70	13,812
Series 2007-OA8, Class 2A1, 2.40%, 06/25/47(e)		30	23,765
Series 2007-OH2, Class A2A, 2.46%, 08/25/47(e)		16	12,354
American Home Mortgage Assets Trust, Series 2006-3, Class 2A11, 2.78%, 10/25/46(e)		73	66,672
APS Resecuritization Trust(b)(e):
Series 2016-1, Class 1MZ, 4.51%, 07/31/57		117	34,700
Series 2016-3, Class 3A, 5.07%, 09/27/46(d)		123	125,205
Series 2016-3, Class 4A, 4.82%, 04/27/47(d)		61	60,211
AX MTG LN TR, Series 2018-D, 3.75%, 08/25/58		171	171,000
Banc of America Funding Trust(b)(d)(e):
Series 2014-R2, Class 1C, 0.00%, 11/26/36		64	12,902
Series 2016-R2, Class 1A1, 4.70%, 05/01/33		166	170,519
Bear Stearns Mortgage Funding Trust, Series 2006-SL1, Class A1, 2.50%, 08/25/36(e)		61	61,463
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		413	316,390
CHL Mortgage Pass-Through Trust:
Series 2006-OA4, Class A1, 2.80%, 04/25/46(e)		68	35,695
Series 2007-15, Class 2A2, 6.50%, 09/25/37		110	83,659
CIM Trust, Series 2017-6, Class A1, 3.02%, 06/25/57(b)(e)		340	332,536
Citicorp Mortgage Securities Trust, Series 2008-2, Class 1A1, 6.50%, 06/25/38		49	41,921
COLT LLC, Series 2015-1, Class A1V, 5.22%, 12/26/45(b)(e)		1	830
Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(b)		109	66,462
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, 3.57%, 11/25/35(e)		21	7,849
CSMC Mortgage-Backed Trust, Series 2007-5, Class 1A11, 7.00%, 08/25/37(e)		30	23,748
CSMC Trust, Series 2009-5R, Class 4A4, 3.73%, 06/25/36(b)(e)		29	26,407
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, 2.39%, 08/25/47(e)		172	117,335
Deutsche Alt-A Securities, Inc., Series 2007-RS1, Class A2, 2.58%, 01/27/37(b)(d)(e)		7	7,127
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, 3.84%, 03/25/36(e)		10	9,881
GSMPS Mortgage Loan Trust(b)(e):
Series 2005-RP2, Class 1AF, 2.57%, 03/25/35		40	37,117
Series 2006-RP1, Class 1AF1, 2.57%, 01/25/36		29	26,020
Impac Secured Assets Corp., Series 2004-3, Class 1A4, 3.02%, 11/25/34(e)		3	3,234
IndyMac INDX Mortgage Loan Trust, Series 2007-AR19, Class 3A1, 3.73%, 09/25/37(e)		39	27,581
JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A4, 2.43%, 03/25/37(e)		59	54,775
JPMorgan Mortgage Trust(b)(e):
Series 2017-2, Class A6, 3.00%, 05/25/47		122	119,564
Series 2017-3, Class 1A6, 3.00%, 08/25/47		315	303,554
LSTAR Securities Investment Ltd., Series 2018-1, Class A, 3.65%, 02/01/23(b)(e)		106	106,249
MCM Capital Partners I LP, 4.00%, 06/01/57(d)		499	498,775
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2007-2, Class A4, 2.64%, 04/25/47(e)		8	6,979
Nomura Resecuritization Trust, Series 2014-3R, Class 3A9, 2.58%, 11/26/35(b)(e)		86	84,484
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class M2, 4.75%, 07/25/56(b)(e)		30	29,608

Security	Par (000)		Value
Collateralized Mortgage Obligations (continued)
STACR Trust, Series 2018-HRP1, Class M2, 3.87%, 04/25/43(b)(e)	USD	59	$59,819
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.78%, 04/25/36(e)		16	13,866
Structured Asset Mortgage Investments II Trust, Series 2006-AR4, Class 3A1, 2.41%, 06/25/36(d)(e)		21	18,471
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF4, Class 2A1, 6.00%, 10/25/36(b)		32	26,600
Washington Mutual Mortgage Pass-Through Certificates Trust:
Series 2006-4, Class 1A1, 6.00%, 04/25/36		88	80,356
Series 2006-4, Class 3A5, 6.35%, 05/25/36(c)		84	73,763

			4,749,795
Commercial Mortgage-Backed Securities — 1.3%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 06/05/37(b)(e)		250	222,459
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 4.28%, 09/15/34(b)(e)		200	200,375
AREIT Trust, Series 2018-CRE1, Class A, 2.98%, 02/14/35(b)(d)(e)		164	163,845
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 01/15/49(e)		8	7,990
BANK, Series 2018-BN13, Class A5, 4.22%, 08/15/61		20	20,581
Bayview Commercial Asset Trust(b)(e):
Series 2005-4A, Class A1, 2.52%, 01/25/36		31	29,909
Series 2005-4A, Class M1, 2.67%, 01/25/36		23	22,307
Series 2006-1A, Class A2, 2.58%, 04/25/36		14	14,029
Series 2006-3A, Class A1, 2.47%, 10/25/36		22	21,071
Series 2006-3A, Class A2, 2.52%, 10/25/36		22	21,122
Series 2006-4A, Class A1, 2.45%, 12/25/36		266	255,805
Series 2007-1, Class A1, 2.44%, 03/25/37		158	151,213
Series 2007-4A, Class A1, 2.67%, 09/25/37		76	72,401
Series 2007-5A, Class A3, 3.22%, 10/25/37		48	47,634
BBCMS Mortgage Trust, Series 2018-TALL, Class A, 2.88%, 03/15/37(b)(e)		15	14,991
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(b)		100	97,922
Benchmark Mortgage Trust, Series 2018-B5, Class A4, 4.21%, 07/15/51		40	41,233
BHMS, Series 2018-ATLS, Class A, 3.41%, 07/15/35(b)(e)		100	100,100
BWAY Mortgage Trust(b):
Series 2013-1515, Class C, 3.45%, 03/10/33		100	96,269
Series 2013-1515, Class F, 4.06%, 03/10/33(e)		100	94,813
BXP Trust(b)(e):
Series 2017-CC, Class D, 3.67%, 08/13/37		25	23,199
Series 2017-CC, Class E, 3.67%, 08/13/37(d)		40	36,148
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.67%, 04/10/29(b)(e)		10	10,150
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/50		12	11,674
CD Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48		185	190,362
Series 2017-CD3, Class A4, 3.63%, 02/10/50		10	9,905
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48		10	10,018
CGDBB Commercial Mortgage Trust(b)(e):
Series 2017-BIOC, Class A, 2.95%, 07/15/32		100	100,141
Series 2017-BIOC, Class D, 3.76%, 07/15/32		100	100,032
Series 2017-BIOC, Class E, 4.31%, 07/15/32		100	99,984
Citigroup Commercial Mortgage Trust(e):
Series 2013-GC11, Class D, 4.57%, 04/10/46(b)		190	185,649
Series 2016-C1, Class C, 5.12%, 05/10/49		30	30,629

17

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
CLNS Trust, Series 2017-IKPR, Class E, 5.63%, 06/11/32(b)(e)	USD	50	$50,281
Commercial Mortgage Trust:
Series 2014-CR16, Class A4, 4.05%, 04/10/47		87	89,106
Series 2014-CR17, Class A5, 3.98%, 05/10/47		43	43,896
Series 2014-CR18, Class A4, 3.55%, 07/15/47		10	9,994
Series 2014-CR19, Class A5, 3.80%, 08/10/47		30	30,353
Series 2014-LC15, Class A4, 4.01%, 04/10/47		20	20,453
Series 2014-PAT, Class A, 2.93%, 08/13/27(b)(e)		100	100,000
Series 2014-TWC, Class B, 3.75%, 02/13/32(b)(e)		100	100,187
Series 2014-UBS4, Class C, 4.78%, 08/10/47(e)		20	19,726
Series 2015-CR23, Class C, 4.39%, 05/10/48(e)		10	9,830
Series 2015-CR23, Class CMD, 3.81%, 05/10/48(b)(e)		110	109,125
Series 2015-CR25, Class A4, 3.76%, 08/10/48		40	40,224
Series 2015-CR25, Class C, 4.70%, 08/10/48(e)		60	58,863
Series 2015-LC19, Class A4, 3.18%, 02/10/48		23	22,464
Series 2017-COR2, Class D, 3.00%, 09/10/50(b)		100	82,194
Core Industrial Trust, Series 2015-TEXW, Class F, 3.98%, 02/10/34(b)(e)		100	97,129
Credit Suisse Mortgage Capital Certificates, Series 2015-GLPB, Class A, 3.64%, 11/15/34(b)		100	100,715
CSMC Trust, Series 2018-RPL8, Class A1, 4.13%, 07/25/58(b)		165	164,402
DBJPM Mortgage Trust, Series 2016-C3, Class D, 3.63%, 08/10/49(b)(e)		43	36,546
DBUBS Mortgage Trust(b):
Series 2017-BRBK, Class A, 3.45%, 10/10/34		40	39,508
Series 2017-BRBK, Class E, 3.65%, 10/10/34(e)		170	156,739
Series 2017-BRBK, Class F, 3.65%, 10/10/34(d)(e)		40	35,955
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class FFX, 3.49%, 12/15/34(b)(e)		30	29,562
GPMT Ltd., Series 2018-FL1, Class A, 3.08%, 11/21/35(b)(e)		100	99,821
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, 3.55%, 12/10/27(b)(e)		350	344,300
GS Mortgage Securities Corp. Trust(b)(e):
Series 2017-500K, Class D, 3.46%, 07/15/32		10	10,016
Series 2017-500K, Class E, 3.66%, 07/15/32		20	20,037
Series 2017-500K, Class F, 3.96%, 07/15/32		10	10,028
GS Mortgage Securities Trust:
Series 2014-GC24, Class A5, 3.93%, 09/10/47		20	20,347
Series 2017-GS7, Class D, 3.00%, 08/10/50(b)		10	8,659
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(b)		100	96,610
IMT Trust, Series 2017-APTS, Class AFX, 3.48%, 06/15/34(b)		100	98,920
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class A5, 3.77%, 08/15/47		30	30,268
Series 2014-C22, Class A4, 3.80%, 09/15/47		10	10,094
JPMorgan Chase Commercial Mortgage Securities Trust(b):
Series 2013-C13, Class D, 4.12%, 01/15/46(e)		35	33,894
Series 2015-UES, Class D, 3.74%, 09/05/32(e)		110	109,382
Series 2016-NINE, Class A, 2.95%, 10/06/38(e)		100	93,710
Series 2017-MAUI, Class E, 5.08%, 07/15/34(e)		100	100,375
Series 2018-WPT, Class FFX, 5.54%, 07/05/33		20	19,533
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 1A, 2.47%, 03/25/37(b)(e)		25	24,496
Lone Star Portfolio Trust(b)(e):
Series 2015-LSP, Class A1A2, 4.21%, 09/15/28		7	7,303
Series 2015-LSP, Class D, 6.41%, 09/15/28		179	180,296

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
MAD Mortgage Trust, Series 2017-330M, Class E, 4.17%, 08/15/34(b)(e)	USD	100	$94,489
Madison Avenue Trust, Series 2013-650M, Class D, 4.17%, 10/12/32(b)(e)		120	119,905
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class A5, 3.89%, 06/15/47		70	70,947
Series 2015-C26, Class D, 3.06%, 10/15/48(b)		55	47,350
Morgan Stanley Capital I, Series 2017-HR2, Class D, 2.73%, 12/15/50		10	8,123
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class C, 6.37%, 10/15/42(e)		100	102,803
Series 2007-T27, Class AJ, 6.15%, 06/11/42(e)		18	18,982
Series 2017-CLS, Class F, 4.76%, 11/15/34(b)(e)		84	84,315
Series 2018-H3, Class A5, 4.18%, 07/15/51		20	20,483
Resource Capital Corp. Ltd.(b)(e):
Series 2017-CRE5, Class A, 2.96%, 07/15/34		28	27,733
Series 2017-CRE5, Class B, 4.16%, 07/15/34(d)		19	19,014
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFL, 4.02%, 10/25/46(e)		54	54,925
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 3.51%, 06/15/29(b)(e)		100	100,063
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class C, 3.89%, 02/15/48		27	25,351
Series 2015-C31, Class A4, 3.70%, 11/15/48		30	29,891
Series 2015-P2, Class A4, 3.81%, 12/15/48		30	30,156
Series 2017-C38, Class A5, 3.45%, 07/15/50		20	19,449
Series 2017-C41, Class D, 2.60%, 11/15/50(b)(e)		25	20,265
Series 2017-HSDB, Class A, 3.00%, 12/13/31(b)(e)		100	100,063
WFRBS Commercial Mortgage Trust:
Series 2014-C21, Class A5, 3.68%, 08/15/47		30	30,075
Series 2014-C22, Class C, 3.91%, 09/15/57(e)		120	112,882

			6,406,565
Interest Only Commercial Mortgage-Backed Securities — 0.1%(e)
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XB, 0.78%, 02/15/50		1,000	45,870
BBCMS Trust, Series 2015-SRCH, Class XA, 1.12%, 08/10/35(b)		1,000	64,720
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.73%, 11/05/36(b)		4,250	144,834
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class XA, 1.90%, 05/10/58		125	12,162
Series 2016-C4, Class XB, 0.89%, 05/10/58		120	5,618
Commercial Mortgage Trust, Series 2015-3BP, Class XA, 0.17%, 02/10/35(b)		2,522	14,224
Core Industrial Trust, Series 2015-TEXW, Class XA, 0.90%, 02/10/34(b)		992	22,036
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(b)		1,800	89,296
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.27%, 03/10/50(b)		891	41,983
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, 1.34%, 12/15/47(b)		100	5,457
One Market Plaza Trust(b):
Series 2017-1MKT, Class XCP, 0.22%, 02/10/32		1,000	4,620
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(d)		200	160

			450,980
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(b)(l)		40	3,504

Total Non-Agency Mortgage-Backed Securities — 2.3% (Cost: $11,470,613)			11,610,844

18

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Beneficial Interest (000)		Value
Other Interests — 0.0%(d)(g)(i)(m)

Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.	USD	620	$—

Total Other Interests — 0.0%			—

		Par (000)
Preferred Securities — 0.1%

Capital Trusts — 0.1%(h)(n)

Capital Markets — 0.1%
Bank of New York Mellon Corp. (The), Series F, 4.62%		92	88,205
State Street Corp., Series H, 5.63%		140	140,700

			228,905
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series A, 5.75%		15	14,212

Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25%(b)		80	81,120

Total Capital Trusts — 0.1% (Cost: $327,000)			324,237

Total Preferred Securities — 0.1% (Cost: $327,000)			324,237

U.S. Government Sponsored Agency Securities — 13.4%

Collateralized Mortgage Obligations — 0.2%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-SPI2, Class M2, 3.82%, 05/25/48(b)(n)		20	18,599
Series 2017-DNA3, Class M2, (LIBOR USD 1 Month + 2.50%), 4.72%, 03/25/30(a)		250	261,597
Series 2017-DNA1, Class M2, (LIBOR USD 1 Month + 3.25%), 5.47%, 07/25/29(a)		250	273,615
Series 2017-DNA2, Class M2, (LIBOR USD 1 Month + 3.45%), 5.67%, 10/25/29(a)		250	275,543
Federal National Mortgage Association Variable Rate Notes:(a)
Series 2017-C05, Class 1M2, (LIBOR USD 1 Month + 2.20%), 4.42%, 01/25/30		51	52,132
Series 2017-C01, Class 1M2, (LIBOR USD 1 Month + 3.55%), 5.77%, 07/25/29		58	63,593
Series 2017-C05, Class 1B1, (LIBOR USD 1 Month + 3.60%), 5.82%, 01/25/30		160	169,196
Series 2017-C07, Class 1B1, (LIBOR USD 1 Month + 4.00%), 6.22%, 05/25/30		50	53,514
Series 2017-C01, Class 1B1, (LIBOR USD 1 Month + 5.75%), 7.97%, 07/25/29		30	36,354

			1,204,143
Commercial Mortgage-Backed Securities — 0.2%
Federal Home Loan Mortgage Corp.:
Series K057, Class A2, 2.57%, 07/25/26		123	115,758
Series K058, Class A2, 2.65%, 08/25/26		32	30,222
Series K064, Class A2, 3.22%, 03/25/27		247	241,758
Series K072, Class A2, 3.44%, 12/25/27		10	9,882
Federal Home Loan Mortgage Corp. Small Balance Mortgage Trust Variable Rate Notes, Series 2018-SB52, Class A10F, 3.48%, 06/25/28(n)		30	29,526
Federal Home Loan Mortgage Corp. Variable Rate Notes:(n)
Series K059, Class A2, 3.12%, 09/25/26		50	48,776

Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series K061, Class A2, 3.35%, 11/25/26	USD	20	$19,787
Series K034, Class A2, 3.53%, 07/25/23		20	20,250
Series 2018-K73, Class B, 3.98%, 02/25/51(b)		120	113,926
Federal National Mortgage Association ACES Variable Rate Notes, Series 2018-M1, Class A2, 3.09%, 12/25/27(n)		23	21,930
Federal National Mortgage Association Variable Rate Notes, Series 2017-M8, Class A2, 3.06%, 05/25/27(n)		14	13,459
Government National Mortgage Association:
Series 2016-158, Class VA, 2.00%, 03/16/35		92	79,681
Series 2015-97, Class VA, 2.25%, 12/16/38		17	15,670

			760,625
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable Rate Notes:(n)
Series K718, Class X1, 0.76%, 01/25/22		188	3,322
Series KW03, Class X1, 0.98%, 06/25/27		114	6,249
Government National Mortgage Association:
Series 2014-52, Class AI, 0.83%, 08/16/41		150	3,124
Series 2014-40, Class AI, 1.00%, 02/16/39		126	1,754
Government National Mortgage Association Variable Rate Notes:
Series 2013-63, 0.79%, 09/16/51(n)		1,025	53,505
Series 2017-100, 0.81%, 05/16/59(n)		128	8,470
Series 2016-26, 0.97%, 02/16/58(n)		231	15,868
Series 2016-34, 0.99%, 01/16/58(n)		138	10,682
Series 2016-87, 1.00%, 08/16/58(n)		183	13,954
Series 2016-110, 1.03%, 05/16/58(n)		117	9,171
Series 2016-113, (LIBOR USD 1 Month + 0.00%), 1.19%, 02/16/58(a)		116	10,539

			136,638
Mortgage-Backed Securities — 13.0%
Federal Home Loan Mortgage Corp.:
2.50%, 01/01/29 - 04/01/31		458	443,353
2.50%, 10/15/33(o)		450	433,812
3.00%, 09/01/27 - 12/01/46		1,521	1,476,305
3.00%, 10/15/33 - 10/15/48(o)		2,447	2,356,770
3.50%, 04/01/31 - 01/01/48		3,226	3,202,269
3.50%, 10/15/33 - 10/15/48(o)		935	921,423
4.00%, 10/15/33 - 10/15/48(o)		1,719	1,737,199
4.00%, 08/01/40 - 08/01/47		1,146	1,164,033
4.50%, 02/01/39 - 08/01/48		976	1,017,350
4.50%, 10/15/48(o)		65	67,085
5.00%, 10/01/41 - 11/01/41		285	302,734
5.50%, 06/01/41		113	122,193
6.00%, 01/01/34		58	63,514
Federal National Mortgage Association:
2.00%, 10/01/31 - 03/01/32		258	241,689
2.50%, 09/01/27 - 02/01/33		1,309	1,266,992
2.50%, 10/25/33(o)		129	124,360
3.00%, 04/01/29 - 03/01/47		4,853	4,719,065
3.00%, 10/25/33 - 11/25/48(o)		2,587	2,481,642
3.50%, 04/01/29 - 01/01/48		6,127	6,076,680
3.50%, 10/25/48(o)		2,136	2,101,886
4.00%, 09/01/25 - 08/01/48		8,079	8,223,527
4.00%, 10/25/48(o)		56	56,547
4.50%, 02/01/25 - 08/01/48		3,307	3,435,897
4.50%, 10/25/48(o)		486	501,323
5.00%, 09/01/35 - 06/01/45		356	378,093
5.00%, 10/25/48(o)		391	410,430
5.50%, 02/01/35 - 04/01/41		705	760,071
6.00%, 12/01/27 - 06/01/41		411	452,771
6.50%, 05/01/40		119	131,122

19

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association:
3.00%, 02/15/45 - 07/20/47	USD	2,756	$2,676,604
3.00%, 10/15/48(o)		1,037	1,003,786
3.50%, 01/15/42 - 10/20/46		4,961	4,943,606
3.50%, 10/15/48(o)		2,251	2,238,041
4.00%, 04/20/39 - 03/15/41		389	398,989
4.00%, 10/15/48 - 11/15/48(o)		7,471	7,592,899
4.50%, 12/20/39 - 09/20/48		589	614,207
4.50%, 10/15/48(o)		1,834	1,895,264
5.00%, 12/15/38 - 07/20/42		185	196,618
5.00%, 10/15/48(o)		258	269,420
5.50%, 10/15/48(o)		295	315,811
7.50%, 03/15/32		3	3,453

			66,818,833

Total U.S. Government Sponsored Agency Securities — 13.4% (Cost: $69,930,904)			68,920,239

U.S. Treasury Obligations — 3.6%
U.S. Treasury Bonds:
4.25%, 05/15/39		112	130,611
4.50%, 08/15/39		109	131,324
4.38%, 11/15/39		109	129,339
3.13%, 02/15/43		425	419,853
2.88%, 05/15/43 - 11/15/46		549	518,444
3.63%, 08/15/43		406	435,673
3.75%, 11/15/43		431	471,928
3.00%, 02/15/47 - 08/15/48		1,942	1,869,050
U.S. Treasury Notes:
1.25%, 08/31/19		1,090	1,076,332
1.00%, 10/15/19		1,090	1,071,393
1.63%, 06/30/20 - 10/31/23		1,961	1,895,401
2.63%, 08/31/20 - 05/15/21		2,513	2,500,525
1.13%, 06/30/21		763	727,890
2.25%, 07/31/21 - 02/15/27		2,076	2,002,252
2.13%, 09/30/21		763	746,309
1.88%, 04/30/22		763	736,206
2.75%, 08/31/23 - 08/31/25		1,960	1,938,848
2.00%, 04/30/24 - 11/15/26		2,031	1,914,305

Total U.S. Treasury Obligations — 3.6% (Cost: $19,036,550)			18,715,683

Total Long-Term Investments — 97.2% (Cost: $471,721,802)			498,700,570

Short-Term Securities — 8.0%

Borrowed Bond Agreements — 0.4%(p)
Merrill Lynch, Pierce, Fenner & Smith Inc., 1.75%, 10/01/18 (Purchased on 09/28/18 to be repurchased at USD 70,273, collateralized by U.S. Treasury Bonds, 3.13%, due at 05/15/48, par and fair value of USD 70,000 and $69,068, respectively)		70	70,263
Merrill Lynch, Pierce, Fenner & Smith Inc., 2.05%, 10/01/18 (Purchased on 09/28/18 to be repurchased at USD 1,876,370, collateralized by U.S. Treasury Notes, 2.88%, due at 08/15/28, par and fair value of USD 1,895,000 and $1,865,835, respectively)		1,876	1,876,050

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
Merrill Lynch, Pierce, Fenner & Smith Inc., 2.25%, 10/01/18 (Purchased on 09/28/18 to be repurchased at USD 139,676, collateralized by U.S. Treasury Notes, 2.75%, due at 09/15/21, par and fair value of USD 140,000 and $139,469, respectively)	USD	140	$139,650

Total Borrowed Bond Agreements — 0.4% (Cost: $2,085,963)			2,085,963

Certificates of Deposit — 0.2%

Domestic — 0.1%
Wells Fargo Bank NA, 2.70%, 04/16/19		170	170,120

Yankee — 0.1%(q)
Canadian Imperial Bank of Commerce, New York, 2.66%, 04/17/19		340	340,101
MUFG Bank Ltd., New York, 2.68%, 04/17/19		340	340,122

			680,223

Total Certificates of Deposit — 0.2% (Cost: $850,000)			850,343

Commercial Paper — 0.2%(r)
AT&T, Inc., 2.84%, 12/06/18		410	407,969
Societe Generale SA, 2.72%, 04/12/19		340	335,276
Sumitomo Mitsui Banking Corp., 2.68%, 04/17/19		340	335,096

Total Commercial Paper — 0.2% (Cost: $1,078,184)			1,078,341

Foreign Government Obligations — 0.0%

Egypt — 0.0%
Arab Republic of Egypt Treasury Bills:(r)
38.62%, 11/13/18	EGP	975	52,319
17.85%, 11/27/18		1,025	54,616
16.66%, 12/04/18		1,000	54,003
16.32%, 03/05/19		300	15,237

			176,175
Nigeria — 0.0%
Federal Republic of Nigeria Treasury Bills, 14.61%, 04/04/19(r)	NGN	5,998	15,496

Total Foreign Government Obligations — 0.0% (Cost: $197,284)			191,671

		Shares
Money Market Funds — 7.2%(s)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97%(u)		34,630,831	34,630,831
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 1.89%		136,531	136,531

20

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Shares	Value
Money Market Funds (continued)
SL Liquidity Series, LLC, Money Market Series, 2.27%(t)(u)		2,084,742	$2,084,951

Total Money Market Funds — 7.2% (Cost: $36,852,313)			36,852,313

Total Short-Term Securities — 8.0% (Cost: $41,063,744)			41,058,631

Total Options Purchased — 0.0% (Cost: $324,901)			267,253

Total Investments Before Options Written, TBA Sale Commitments and Borrowed Bonds — 105.2% (Cost: $513,110,447)			540,026,454

Total Options Written — 0.0% (Premium Received — $62,504)			(56,564)

		Par (000)
Borrowed Bonds — (0.4)%

U.S. Treasury Obligations — (0.4)%
U.S. Treasury Bonds, 3.13%, 05/15/48	USD	70	(69,068)
U.S. Treasury Notes:
2.75%, 09/15/21		140	(139,469)
2.88%, 08/15/28		1,895	(1,865,835)

Total Borrowed Bonds — (0.4)% (Proceeds: $2,085,354)			(2,074,372)

TBA Sale Commitments — (3.5)%(o)

Mortgage-Backed Securities — (3.5)%
Federal Home Loan Mortgage Corp.:
3.50%, 10/15/33		29	(29,127)
4.50%, 10/15/48		43	(44,379)
Federal National Mortgage Association:
2.00%, 10/25/33		274	(256,868)
3.00%, 10/25/33 - 10/25/48		1,185	(1,135,846)
3.50%, 10/25/33 - 11/25/48		2,681	(2,638,980)
4.00%, 10/25/33 - 10/25/48		4,737	(4,785,034)
4.50%, 10/25/48		1,989	(2,051,712)
5.00%, 10/25/48		282	(296,013)
5.50%, 10/25/48		615	(656,272)
6.00%, 10/25/48		280	(302,477)

Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association:
3.50%, 10/15/48	USD	1,427	$(1,418,917)
4.00%, 10/15/48		3,397	(3,454,723)
4.50%, 10/15/48		1,103	(1,139,845)

Total TBA Sale Commitments — (3.5)% (Proceeds: $18,248,967)			(18,210,193)

Total Investments Net of Options Written, Borrowed Bonds and TBA Sale Commitments — 101.3% (Cost: $492,713,622)			519,685,325
Liabilities in Excess of Other Assets — (1.3)%			(6,666,050)

Net Assets — 100.0%			$513,019,275

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Security, or a portion of the security, is on loan.
(g)	Non-income producing security.
(h)	Perpetual security with no stated maturity date.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(k)	When-issued security.
(l)	Zero-coupon bond.
(m)	Other interests represent beneficial interests in liquidation trusts and other reorganizational or private entities.
(n)	Variable rate security. Rate shown is the rate in effect as of period end.
(o)	Represents or includes a TBA transaction.
(p)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(q)	Issuer is a U.S. branch of a foreign domiciled bank.
(r)	Rates are discount rates or a range of discount rates as of period end.
(s)	Annualized 7-day yield as of period end.
(t)	Security was purchased with the cash collateral from loaned securities.

(u)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Shares Purchased	Shares Sold		Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	41,993,401	—	(7,362,570	)(b)	34,630,831	$34,630,831	$456,137		$—	$—
SL Liquidity Series, LLC, Money Market Series	6,750,211	—	(4,665,469	)(b)	2,084,742	2,084,951	8,286	(c)	2,177	74
iShares Edge MSCI Multifactor USA ETF	297,982	—	(285,964)		12,018	404,045	4,487		239,276	156,396
iShares iBoxx $ High Yield Corporate Bond ETF	18,780	19,000	(37,780)		—	—	13,530		15,394	(12,099)
iShares J.P. Morgan USD Emerging Markets Bond ETF	—	40,325	(24,400)		15,925	1,716,874	27,219		(19,605)	3,368

						$38,836,701	$509,659		$237,242	$147,739

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

21

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Balanced Capital Portfolio

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-BTP	3	12/06/18	$431	$(8,123)
Euro-Schatz	36	12/06/18	4,672	573
Nikkei 225 Index	49	12/13/18	10,402	863,987
TOPIX Index	65	12/13/18	10,398	491,105
U.S. Treasury 10 Year Note	135	12/19/18	16,035	(50,731)
U.S. Treasury 10 Year Ultra Note	21	12/19/18	2,646	(48,011)
U.S. Treasury Long Bond	6	12/19/18	843	(4,796)
U.S. Treasury 2 Year Note	225	12/31/18	47,415	(114,409)
U.S. Treasury 5 Year Note	178	12/31/18	20,021	(121,394)
90-Day Eurodollar	225	03/16/20	54,470	(76,412)

				931,789

Short Contracts
Japan 10 Year Bond	2	12/13/18	2,642	4,719
U.S. Treasury Ultra Bond	111	12/19/18	17,125	686,292
S&P 500 E-Mini Index	70	12/21/18	10,217	(21,216)
90-Day Eurodollar	34	12/14/20	8,231	7,144
90-Day Eurodollar	187	03/15/21	45,280	58,363

				735,302

				$1,667,091

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	2,559,071	USD	136,000	BNP Paribas SA	10/01/18	$746
ZAR	1,868,314	USD	127,200	JP Morgan Chase Bank NA	10/01/18	4,918
BRL	60,620	USD	14,640	Barclays Bank plc	10/02/18	370
BRL	1,330,554	USD	324,560	Goldman Sachs International	10/02/18	4,903
BRL	61,207	USD	14,640	Morgan Stanley & Co. International plc	10/02/18	516
KRW	106,405,999	USD	95,000	BNP Paribas SA	10/02/18	926
USD	117,392	EUR	100,000	Morgan Stanley & Co. International plc	10/03/18	1,278
USD	55,194	ZAR	734,274	Goldman Sachs International	10/03/18	3,277
ZAR	734,274	USD	51,193	Bank of America NA	10/03/18	724
TRY	246,310	USD	39,000	BNP Paribas SA	10/05/18	1,724
TWD	1,230,160	USD	40,000	Morgan Stanley & Co. International plc	10/05/18	344
USD	30,000	RUB	1,923,567	Barclays Bank plc	10/05/18	647
USD	177,000	RUB	11,240,385	Deutsche Bank AG	10/05/18	5,478
USD	42,400	ZAR	596,893	JP Morgan Chase Bank NA	10/05/18	208
ZAR	1,302,923	USD	84,800	Goldman Sachs International	10/05/18	7,298
CLP	19,915,200	USD	28,800	UBS AG	10/09/18	1,481
MXN	215,322	USD	11,025	Citibank NA	10/09/18	468
MXN	394,997	USD	20,234	HSBC Bank plc	10/09/18	850
MXN	237,005	USD	12,141	Morgan Stanley & Co. International plc	10/09/18	510
IDR	607,824,000	USD	40,200	JP Morgan Chase Bank NA	10/12/18	554
USD	29,199	ARS	1,148,397	JP Morgan Chase Bank NA	10/16/18	1,914
USD	29,557	ARS	1,159,821	Morgan Stanley & Co. International plc	10/16/18	2,000
USD	356,346	ZAR	4,904,994	Bank of America NA	10/16/18	10,153
ZAR	806,000	USD	52,925	Deutsche Bank AG	10/16/18	3,962
MXN	2,409,359	USD	127,200	Goldman Sachs International	10/17/18	1,218
MXN	1,786,387	USD	95,000	JP Morgan Chase Bank NA	10/19/18	179

22

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Balanced Capital Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	28,496	IDR	420,432,193	Barclays Bank plc	10/19/18	$344
USD	73,139	IDR	1,080,184,381	Morgan Stanley & Co. International plc	10/19/18	809
TRY	379,033	USD	59,400	BNP Paribas SA	10/22/18	2,567
MXN	574,764	USD	30,500	Royal Bank of Scotland	10/23/18	101
CLP	54,261,600	USD	80,000	Citibank NA	10/24/18	2,537
CLP	53,662,400	USD	80,000	Barclays Bank plc	10/26/18	1,630
RUB	2,801,898	USD	42,400	Goldman Sachs International	10/26/18	259
ZAR	1,831,375	USD	127,200	Bank of America NA	11/01/18	1,775
USD	25,500	BRL	102,153	Goldman Sachs International	11/05/18	274
USD	1,766,744	JPY	194,998,000	Royal Bank of Scotland	11/05/18	46,157
CLP	19,012,324	USD	28,800	BNP Paribas SA	11/09/18	127
BRL	135,280	USD	33,000	HSBC Bank plc	11/26/18	347
MXN	1,070,463	USD	56,000	Barclays Bank plc	11/26/18	693
MXN	3,738,451	USD	192,000	HSBC Bank plc	11/26/18	5,992
USD	118,689	JPY	13,080,000	Barclays Bank plc	11/26/18	3,094
USD	1,684,495	JPY	185,568,000	Toronto Dominion Bank	11/26/18	44,539
USD	49,000	ARS	1,694,910	JP Morgan Chase Bank NA	11/30/18	11,026
AUD	19,000	USD	13,712	Morgan Stanley & Co. International plc	12/19/18	30
AUD	13,603,683	USD	9,787,632	Royal Bank of Scotland	12/19/18	51,843
CAD	272,067	EUR	178,000	Morgan Stanley & Co. International plc	12/19/18	2,936
CAD	484,889	USD	373,000	Barclays Bank plc	12/19/18	3,055
NOK	1,447,484	USD	178,000	Deutsche Bank AG	12/19/18	467
NZD	142,143	JPY	10,615,957	JP Morgan Chase Bank NA	12/19/18	218
NZD	17,000	USD	11,249	Deutsche Bank AG	12/19/18	25
USD	24,000	ARS	867,600	Citibank NA	12/28/18	5,099
USD	570,680	EUR	440,000	Deutsche Bank AG	12/13/19	38,959
USD	574,376	EUR	440,000	Deutsche Bank AG	02/25/20	38,946
USD	594,031	JPY	59,510,000	HSBC Bank plc	03/16/20	44,484

						364,979

USD	35,400	MXN	676,848	Barclays Bank plc	10/01/18	(768)
USD	31,904	MXN	600,013	BNP Paribas SA	10/01/18	(158)
USD	96,096	MXN	1,807,097	Royal Bank of Scotland	10/01/18	(468)
USD	32,000	MXN	600,937	UBS AG	10/01/18	(112)
USD	127,200	ZAR	1,824,023	Bank of America NA	10/01/18	(1,786)
BRL	101,926	USD	25,500	Goldman Sachs International	10/02/18	(262)
USD	96,500	BRL	400,581	Barclays Bank plc	10/02/18	(2,689)
USD	73,200	BRL	300,109	BNP Paribas SA	10/02/18	(1,111)
USD	80,240	BRL	331,359	Goldman Sachs International	10/02/18	(1,810)
USD	83,400	BRL	348,871	Morgan Stanley & Co. International plc	10/02/18	(2,985)
USD	46,000	BRL	191,956	UBS AG	10/02/18	(1,531)
USD	95,000	KRW	105,970,600	Barclays Bank plc	10/02/18	(534)
EUR	100,000	USD	116,840	Goldman Sachs International	10/03/18	(726)
RUB	13,281,534	USD	207,000	BNP Paribas SA	10/05/18	(4,331)
USD	19,000	TRY	117,880	Goldman Sachs International	10/05/18	(490)
USD	40,000	TWD	1,229,667	Deutsche Bank AG	10/05/18	(328)
USD	10,369	ZAR	157,308	Barclays Bank plc	10/05/18	(750)
USD	32,030	ZAR	486,138	Morgan Stanley & Co. International plc	10/05/18	(2,333)
ARS	289,445	USD	7,300	JP Morgan Chase Bank NA	10/09/18	(356)
USD	28,800	CLP	19,025,745	BNP Paribas SA	10/09/18	(129)
USD	30,500	MXN	573,996	Goldman Sachs International	10/09/18	(139)
JPY	3,873,074	USD	35,100	Bank of America NA	10/10/18	(992)
USD	14,200	IDR	214,814,760	Barclays Bank plc	10/12/18	(203)
USD	9,001	TRY	56,306	Bank of America NA	10/22/18	(204)
USD	35,000	TRY	217,298	BNP Paribas SA	10/22/18	(525)
USD	10,000	TRY	62,574	HSBC Bank plc	10/22/18	(230)
USD	5,399	TRY	33,791	Morgan Stanley & Co. International plc	10/22/18	(125)
USD	26,400	ZAR	380,205	Goldman Sachs International	10/22/18	(413)
USD	61,000	MXN	1,152,077	UBS AG	10/23/18	(338)
AUD	38,750	USD	28,088	JP Morgan Chase Bank NA	10/24/18	(74)
USD	160,200	IDR	2,403,000,000	Morgan Stanley & Co. International plc	10/26/18	(494)
USD	70,668	TWD	2,164,219	Bank of America NA	10/26/18	(530)
USD	141,331	TWD	4,325,243	Morgan Stanley & Co. International plc	10/26/18	(961)
IDR	1,768,200,000	USD	120,000	Barclays Bank plc	10/31/18	(1,868)

23

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Balanced Capital Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,919	ZAR	70,791	Barclays Bank plc	10/31/18	$(67)
USD	2,460	ZAR	35,367	BNP Paribas SA	10/31/18	(31)
USD	10,423	ZAR	149,926	HSBC Bank plc	10/31/18	(137)
USD	24,598	ZAR	353,565	Morgan Stanley & Co. International plc	10/31/18	(306)
USD	59,400	MXN	1,122,691	Barclays Bank plc	11/01/18	(275)
USD	7,200	ZAR	103,970	Citibank NA	11/01/18	(122)
USD	45,000	ZAR	650,586	JP Morgan Chase Bank NA	11/01/18	(817)
USD	75,000	ZAR	1,083,392	Royal Bank of Scotland	11/01/18	(1,298)
ARS	426,500	USD	10,000	BNP Paribas SA	11/02/18	(103)
ARS	430,765	USD	10,100	Citibank NA	11/02/18	(104)
ARS	1,268,250	USD	30,000	JP Morgan Chase Bank NA	11/02/18	(570)
USD	95,000	KRW	106,334,704	BNP Paribas SA	11/02/18	(882)
BRL	873,462	USD	217,200	BNP Paribas SA	11/05/18	(1,500)
BRL	403,305	USD	100,200	UBS AG	11/05/18	(605)
JPY	194,998,000	USD	1,732,619	JP Morgan Chase Bank NA	11/05/18	(12,032)
USD	300,770	BRL	1,234,199	Goldman Sachs International	11/05/18	(4,012)
ZAR	599,310	USD	42,400	JP Morgan Chase Bank NA	11/05/18	(216)
JPY	198,648,000	USD	1,767,722	JP Morgan Chase Bank NA	11/26/18	(12,172)
USD	33,000	BRL	135,280	Goldman Sachs International	11/26/18	(347)
USD	61,000	MXN	1,174,806	Goldman Sachs International	11/26/18	(1,219)
USD	198,400	MXN	3,825,507	Royal Bank of Scotland	11/26/18	(4,203)
ARS	1,916,392	USD	45,700	BNP Paribas SA	11/30/18	(2,763)
ARS	416,700	USD	10,000	Citibank NA	11/30/18	(664)
ARS	424,500	USD	10,000	JP Morgan Chase Bank NA	11/30/18	(489)
USD	50,782	ZAR	734,274	Bank of America NA	12/03/18	(705)
AUD	178,000	SEK	1,140,386	JP Morgan Chase Bank NA	12/19/18	(476)
EUR	178,000	CAD	270,615	Morgan Stanley & Co. International plc	12/19/18	(1,809)
EUR	178,000	JPY	23,543,793	Bank of America NA	12/19/18	(505)
EUR	11,900,000	USD	13,938,970	Royal Bank of Scotland	12/19/18	(28,989)
JPY	23,267,287	EUR	178,000	JP Morgan Chase Bank NA	12/19/18	(1,944)
JPY	18,359,890	NZD	249,000	Citibank NA	12/19/18	(2,479)
SEK	1,136,077	AUD	178,000	Morgan Stanley & Co. International plc	12/19/18	(12)
USD	373,000	CAD	484,894	Citibank NA	12/19/18	(3,058)
ARS	987,600	USD	24,000	Citibank NA	12/28/18	(2,484)
EUR	440,000	USD	538,349	JP Morgan Chase Bank NA	12/13/19	(6,628)
EUR	440,000	USD	542,232	JP Morgan Chase Bank NA	02/25/20	(6,802)
JPY	59,510,000	USD	551,427	JP Morgan Chase Bank NA	03/16/20	(1,880)

						(133,458)

	Net Unrealized Appreciation					$231,521

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
U.S. Treasury 10 Year Note	152	10/05/18	USD	118.50	USD	15,200	$16,625

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
USD Currency	One-Touch	Deutsche Bank AG	10/11/18	BRL	4.08	BRL	3.75	USD	54	$379
USD Currency	One-Touch	Morgan Stanley & Co. International plc	10/25/18	MXN	16.50	MXN	16.50	USD	9	1
USD Currency	One-Touch	Deutsche Bank AG	10/31/18	BRL	3.60	BRL	3.60	USD	9	1,257
USD Currency	One-Touch	Deutsche Bank AG	11/08/18	BRL	3.90	BRL	3.65	USD	167	560

										$2,197

24

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Balanced Capital Portfolio

OTC Currency Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Bank of America NA	10/05/18	TWD	31.00	USD	82	$3
USD Currency	Royal Bank of Scotland	10/05/18	BRL	3.80	USD	73	3,602
USD Currency	BNP Paribas SA	10/10/18	BRL	4.25	USD	50	82
USD Currency	Morgan Stanley & Co. International plc	10/10/18	BRL	4.00	USD	100	1,554
USD Currency	Royal Bank of Scotland	10/10/18	BRL	3.85	USD	100	3,998
USD Currency	BNP Paribas SA	10/11/18	ZAR	13.75	USD	48	1,545
USD Currency	BNP Paribas SA	11/21/18	BRL	4.09	USD	77	2,322

							13,106

Put
USD Currency	BNP Paribas SA	10/04/18	BRL	4.10	USD	51	1,420
USD Currency	Morgan Stanley & Co. International plc	10/04/18	MXN	18.00	USD	272	4
USD Currency	Morgan Stanley & Co. International plc	10/05/18	BRL	4.12	USD	54	1,742
USD Currency	Deutsche Bank AG	10/09/18	CAD	1.29	USD	1,594	6,299
USD Currency	JP Morgan Chase Bank NA	10/11/18	ZAR	13.35	USD	64	21
USD Currency	Citibank NA	10/18/18	ZAR	13.80	USD	53	266
USD Currency	Citibank NA	10/18/18	ZAR	14.50	USD	53	1,619
USD Currency	HSBC Bank plc	10/18/18	ZAR	12.63	USD	995	14
USD Currency	Citibank NA	10/19/18	TRY	6.36	USD	30	1,532
USD Currency	Citibank NA	10/19/18	MXN	19.00	USD	122	2,229
USD Currency	Citibank NA	10/19/18	TRY	4.50	USD	771	—

							15,146

							$28,252

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.04%	Semi-Annual	JP Morgan Chase Bank NA	04/27/38	3.04%	USD	2,320	$109,676

Put
10-Year Interest Rate Swap	3.21%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	10/05/18	3.21%	USD	4,413	815
10-Year Interest Rate Swap	3.04%	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	04/27/38	3.04%	USD	2,320	109,688

										110,503

										$220,179

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
90-day Eurodollar December 2018 Futures	114	12/14/18	USD	96.75	USD	28,500	$(20,663)

OTC Barrier Options Written

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	One-Touch	BNP Paribas SA	11/21/18	BRL	4.11	BRL	4.46	USD	77	$(2,234)

Put
USD Currency	One-Touch	Morgan Stanley & Co. International plc	10/11/18	BRL	4.08	BRL	3.75	USD	54	(379)

										$(2,613)

25

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Balanced Capital Portfolio

OTC Currency Options Written

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	BNP Paribas SA	10/04/18	BRL	4.45	USD	51	$—
USD Currency	Royal Bank of Scotland	10/05/18	BRL	3.96	USD	110	(1,605)
USD Currency	Morgan Stanley & Co. International plc	10/10/18	BRL	4.25	USD	100	(162)
USD Currency	Royal Bank of Scotland	10/10/18	BRL	4.00	USD	100	(1,556)
USD Currency	JP Morgan Chase Bank NA	10/11/18	ZAR	13.75	USD	48	(1,522)
USD Currency	Goldman Sachs International	11/21/18	BRL	4.10	USD	73	(2,144)

							(6,989)

Put
USD Currency	Deutsche Bank AG	10/05/18	BRL	4.12	USD	54	(1,173)
USD Currency	Barclays Bank plc	10/09/18	CAD	1.29	USD	1,594	(6,127)
USD Currency	Citibank NA	10/18/18	ZAR	13.80	USD	79	(393)
USD Currency	BNP Paribas SA	10/19/18	TRY	4.50	USD	771	—
USD Currency	Citibank NA	10/19/18	TRY	5.96	USD	50	(525)

							(8,218)

							$(15,207)

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.78%	Semi-Annual	JP Morgan Chase Bank NA	11/29/18	2.78%	USD	16,260	$(1,957)

Put
2-Year Interest Rate Swap	3.08%	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	11/29/18	3.08%	USD	16,260	(16,124)

										$(18,081)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.31.V1	1.00%	Quarterly	12/20/23	USD 1,803	$(35,396)	$(34,044)	$(1,352)

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat HICP Ex. Tobacco All Items Monthly	At Termination	1.63%	At Termination	06/15/28	EUR 660	$941	$—	$941

26

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Balanced Capital Portfolio

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
7.36%	Monthly	28 day MXIBTIIE	Monthly	01/28/19	MXN	12,895	$2,082	$—	$2,082
28 day MXIBTIIE	Monthly	7.66%	Monthly	02/22/21	MXN	4,572	(1,400)	—	(1,400)
28 day MXIBTIIE	Monthly	7.86%	Monthly	09/24/21	MXN	9,403	(216)	—	(216)
28 day MXIBTIIE	Monthly	7.87%	Monthly	09/24/21	MXN	9,343	(80)	—	(80)
7.11%	Monthly	28 day MXIBTIIE	Monthly	10/14/22	MXN	1,575	2,302	—	2,302
7.11%	Monthly	28 day MXIBTIIE	Monthly	10/14/22	MXN	2,077	3,054	—	3,054
28 day MXIBTIIE	Monthly	6.32%	Monthly	07/17/25	MXN	2,027	(9,777)	—	(9,777)
3 month LIBOR	Quarterly	2.13%	Semi-Annual	08/25/25	USD	65	(3,863)	—	(3,863)
2.91%	Semi-Annual	3 month LIBOR	Quarterly	08/23/26	USD	98	1,145	—	1,145
7.64%	Quarterly	3 month JIBAR	Quarterly	03/06/28	ZAR	1,350	5,149	—	5,149
7.66%	Quarterly	3 month JIBAR	Quarterly	03/06/28	ZAR	1,370	5,097	—	5,097
2.94%	Semi-Annual	3 month LIBOR	Quarterly	03/14/28	USD	30	407	—	407
2.89%	Semi-Annual	3 month LIBOR	Quarterly	03/19/28	USD	10	177	—	177
7.93%	Quarterly	3 month JIBAR	Quarterly	06/20/28	ZAR	1,140	3,016	—	3,016
7.94%	Quarterly	3 month JIBAR	Quarterly	06/20/28	ZAR	1,502	3,868	—	3,868
7.94%	Quarterly	3 month JIBAR	Quarterly	06/20/28	ZAR	1,140	2,962	—	2,962

							$13,923	$—	$13,923

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/20	USD	209	$(1,854)	$653	$(2,507)
United Mexican States	1.00%	Quarterly	Bank of America NA	09/20/20	USD	209	(2,025)	1,058	(3,083)
Federative Republic of Brazil	1.00%	Quarterly	Goldman Sachs International	12/20/23	USD	50	3,500	4,456	(956)
Federative Republic of Brazil	1.00%	Quarterly	Goldman Sachs International	12/20/23	USD	90	6,300	8,020	(1,720)
Federative Republic of Brazil	1.00%	Quarterly	HSBC Bank plc	12/20/23	USD	390	27,289	34,826	(7,537)
Republic of Argentina	5.00%	Quarterly	Citibank NA	12/20/23	USD	10	125	565	(440)
Republic of Argentina	5.00%	Quarterly	HSBC Bank plc	12/20/23	USD	48	605	2,752	(2,147)
Republic of South Africa	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/23	USD	70	3,210	4,219	(1,009)
Republic of the Philippines	1.00%	Quarterly	BNP Paribas SA	12/20/23	USD	254	(2,774)	(1,255)	(1,519)
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	80	435	806	(371)
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	50	271	504	(233)
United Mexican States	1.00%	Quarterly	Goldman Sachs International	12/20/23	USD	457	2,483	4,408	(1,925)
CMBX.NA.9.A	2.00%	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	20	22	373	(351)
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	09/17/58	USD	50	53	857	(804)
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	09/17/58	USD	78	83	1,227	(1,144)
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	09/17/58	USD	20	22	348	(326)
CMBX.NA.9.A	2.00%	Monthly	Goldman Sachs International	09/17/58	USD	10	10	186	(176)
CMBX.NA.9.AAA	0.50%	Monthly	Credit Suisse International	09/17/58	USD	60	(467)	713	(1,180)
CMBX.NA.9.AAA	0.50%	Monthly	Deutsche Bank AG	09/17/58	USD	50	(389)	603	(992)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	110	(857)	1,409	(2,266)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	40	(312)	477	(789)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	50	(389)	595	(984)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	120	(1,199)	—	(1,199)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	100	(999)	(74)	(925)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	70	(699)	(10)	(689)
CMBX.NA.6.BBB-	3.00%	Monthly	JP Morgan Securities LLC	05/11/63	USD	20	2,354	1,908	446

							$34,798	$69,624	$(34,826)

27

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Balanced Capital Portfolio

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Bank of America NA	06/20/20	BBB+	USD	209	$1,854	$(753)	$2,607
United Mexican States	1.00%	Quarterly	JP Morgan Chase Bank NA	09/20/20	BBB+	USD	209	2,025	(925)	2,950
CMBX.NA.3.AM	0.50%	Monthly	Credit Suisse International	12/13/49	NR	USD	670	(190)	(3,540)	3,350
CMBX.NA.3.AM	0.50%	Monthly	Goldman Sachs International	12/13/49	NR	USD	1,320	(375)	(7,063)	6,688
CMBX.NA.4.AM	0.50%	Monthly	Deutsche Bank AG	02/17/51	NR	USD	120	(9)	(183)	174
CMBX.NA.8.A	2.00%	Monthly	Goldman Sachs International	10/17/57	NR	USD	30	(227)	(1,634)	1,407
CMBX.NA.8.A	2.00%	Monthly	Goldman Sachs International	10/17/57	NR	USD	20	(152)	(1,966)	1,814
CMBX.NA.9.BBB-	3.00%	Monthly	Credit Suisse International	09/17/58	NR	USD	60	(3,571)	(5,229)	1,658
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	NR	USD	23	(1,369)	(2,766)	1,397
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	NR	USD	30	(1,785)	(3,199)	1,414
CMBX.NA.9.BBB-	3.00%	Monthly	JP Morgan Securities LLC	09/17/58	NR	USD	12	(714)	(1,055)	341
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	21	(1,250)	(2,485)	1,235
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	10	(595)	(935)	340
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	5	(298)	(605)	307
CMBX.NA.10.BBB-	3.00%	Monthly	JP Morgan Securities LLC	11/17/59	NR	USD	5	(252)	(428)	176
CMBX.NA.6.BBB-	3.00%	Monthly	Credit Suisse International	05/11/63	NR	USD	20	(2,354)	(1,578)	(776)

								$(9,262)	$(34,344)	$25,082

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.85%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	11/01/18	MXN	959	$254	$—	$254
28 day MXIBTIIE	Monthly	7.07%	Monthly	Citibank NA	11/21/18	MXN	4,102	(359)	—	(359)
28 day MXIBTIIE	Monthly	7.06%	Monthly	JP Morgan Chase Bank NA	11/21/18	MXN	4,922	(435)	—	(435)
28 day MXIBTIIE	Monthly	6.98%	Monthly	Citibank NA	11/28/18	MXN	7,000	(979)	—	(979)
28 day MXIBTIIE	Monthly	6.98%	Monthly	JP Morgan Chase Bank NA	11/28/18	MXN	3,971	(555)	—	(555)
8.53%	At Termination	1 day BZDIOVER	At Termination	Goldman Sachs International	01/02/20	BRL	3,000	(2,505)	—	(2,505)
3.27%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	05/16/21	USD	550	(8,532)	—	(8,532)
5.73%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	01/03/25	MXN	940	5,671	—	5,671
28 day MXIBTIIE	Monthly	6.43%	Monthly	Bank of America NA	06/06/25	MXN	836	(3,745)	—	(3,745)
28 day MXIBTIIE	Monthly	6.33%	Monthly	Citibank NA	07/17/25	MXN	1,010	(4,858)	—	(4,858)
6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	08/11/25	MXN	3,807	18,717	—	18,717
28 day MXIBTIIE	Monthly	6.27%	Monthly	Bank of America NA	12/05/25	MXN	116	(607)	—	(607)

								$2,067	$—	$2,067

OTC Total Return — Volatility Swaps

Reference Entity	Volatility Strike Price(a)	Counterparty	Termination Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD Currency	8.90%	Deutsche Bank AG	04/03/19	USD 272	$(1,931)	$—	$(1,931)
USD Currency	8.90%	Deutsche Bank AG	04/03/19	USD 272	(1,932)	—	(1,932)
USD Currency	8.73%	Deutsche Bank AG	04/03/19	USD 553	(3,390)	—	(3,390)

					$(7,253)	$—	$(7,253)

(a)	At expiration, the Fund receives the difference between the realized volatility and predefined volatility strike price multiplied by the notional amount.

28

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Balanced Capital Portfolio

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.02%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	8.12%
3 month JIBAR	Johannesburg Interbank Average Rate	7.00%
3 month LIBOR	London Interbank Offered Rate	2.40%
HICP	Harmonised Index of Consumer Price Index Excluding Tobacco	0.50%

Currency

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	New Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviations

ABS	Asset-Backed Security
ADR	American Depositary Receipt
BZDIOVER	Overnight Brazil CETIP — Interbank Rate
CDX	Credit Default Swap Index
CLO	Collateralized Loan Obligation
CSMC	Credit Suisse Mortgage Capital
CWABS	Countrywide Asset-Backed Certificates
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
GO	General Obligation Bonds
HICP	Harmonised Index of Consumer Price Index
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank TIIE 28-Day
OTC	Over-The-Counter
RB	Revenue Bonds

29

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Balanced Capital Portfolio

Portfolio Abbreviations (continued)

REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
TBA	To-be-announced
VRDN	Variable Rate Demand Notes

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its Semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$19,995,683	$1,103,818	$21,099,501
Common Stocks(a)	309,446,569	—	—	309,446,569
Corporate Bonds:
Aerospace & Defense	—	1,773,393	—	1,773,393
Air Freight & Logistics	—	208,471	—	208,471
Airlines	—	857,125	—	857,125
Auto Components	—	308,957	—	308,957
Automobiles	—	788,404	—	788,404
Banks	—	11,960,213	—	11,960,213
Beverages	—	676,709	—	676,709
Biotechnology	—	598,171	—	598,171
Building Products	—	23,870	—	23,870
Capital Markets	—	2,163,556	2,000,000	4,163,556
Chemicals	—	82,765	—	82,765
Commercial Services & Supplies	—	157,512	—	157,512
Communications Equipment	—	78,926	—	78,926
Consumer Finance	—	3,066,647	—	3,066,647
Containers & Packaging	—	87,438	—	87,438
Diversified Consumer Services	—	302,215	—	302,215
Diversified Financial Services	—	638,315	—	638,315
Diversified Telecommunication Services	—	2,262,671	—	2,262,671

30

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Balanced Capital Portfolio

	Level 1	Level 2	Level 3	Total
Electric Utilities	$—	$2,905,639	$—	$2,905,639
Electrical Equipment	—	47,554	—	47,554
Electronic Equipment, Instruments & Components	—	204,185	—	204,185
Energy Equipment & Services	—	282,052	—	282,052
Equity Real Estate Investment Trusts (REITs)	—	669,295	—	669,295
Food & Staples Retailing	—	293,636	—	293,636
Food Products	—	266,470	—	266,470
Health Care Equipment & Supplies	—	1,031,778	—	1,031,778
Health Care Providers & Services	—	1,894,786	—	1,894,786
Hotels, Restaurants & Leisure	—	179,219	—	179,219
Household Durables	—	29,946	—	29,946
Industrial Conglomerates	—	19,015	—	19,015
Insurance	—	328,724	—	328,724
IT Services	—	610,033	—	610,033
Life Sciences Tools & Services	—	71,308	—	71,308
Media	—	2,165,343	—	2,165,343
Metals & Mining	—	447,215	—	447,215
Multi-Utilities	—	170,493	—	170,493
Oil, Gas & Consumable Fuels	—	5,032,252	—	5,032,252
Paper & Forest Products	—	44,202	—	44,202
Pharmaceuticals	—	1,233,174	—	1,233,174
Road & Rail	—	470,256	—	470,256
Semiconductors & Semiconductor Equipment	—	1,395,540	—	1,395,540
Software	—	1,074,387	—	1,074,387
Specialty Retail	—	115,210	—	115,210
Technology Hardware, Storage & Peripherals	—	699,369	—	699,369
Thrifts & Mortgage Finance	—	—	—	—
Tobacco	—	384,025	—	384,025
Trading Companies & Distributors	—	155,016	—	155,016
Wireless Telecommunication Services	—	1,058,602	—	1,058,602
Foreign Agency Obligations	—	370,474	—	370,474
Foreign Government Obligations	—	3,417,942	—	3,417,942
Investment Companies	2,120,919	—	—	2,120,919
Municipal Bonds	—	11,360,080	—	11,360,080
Non-Agency Mortgage-Backed Securities	—	10,462,512	1,148,332	11,610,844
Other Interests	—	—	—	—
Preferred Securities:
Capital Markets	—	228,905	—	228,905
Consumer Finance	—	14,212	—	14,212
Media	—	81,120	—	81,120
U.S. Government Sponsored Agency Securities	—	68,920,239	—	68,920,239
U.S. Treasury Obligations	—	18,715,683	—	18,715,683
Short-Term Securities:
Borrowed Bond Agreements	—	2,085,963	—	2,085,963
Certificates of Deposit	—	850,343	—	850,343
Commercial Paper	—	1,078,341	—	1,078,341
Foreign Government Obligations	—	191,671	—	191,671
Money Market Funds	34,767,362	—	—	34,767,362
Options Purchased:
Foreign currency exchange contracts	—	30,449	—	30,449
Interest rate contracts	16,625	220,179	—	236,804
Liabilities:
Borrowed Bonds	—	(2,074,372)	—	(2,074,372)
TBA Sale Commitments	—	(18,210,193)	—	(18,210,193)

Subtotal	$346,351,475	$167,053,313	$4,252,150	$517,656,938

Investments Valued at NAV(b)				$2,084,951

Total Investments				$519,741,889

Derivative Financial Instruments(c)
Assets:
Credit contracts	$—	$26,304	$—	$26,304
Equity contracts	1,355,092	—	—	1,355,092
Foreign currency exchange contracts	—	364,979	—	364,979
Interest rate contracts	757,091	53,901	—	810,992
Other contracts	—	941	—	941

31

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Balanced Capital Portfolio

	Level 1	Level 2	Level 3	Total
Liabilities:
Credit contracts	$—	$(37,400)	$—	$(37,400)
Equity contracts	(21,216)	—	—	(21,216)
Foreign currency exchange contracts	—	(151,278)	—	(151,278)
Interest rate contracts	(444,539)	(63,245)	—	(507,784)

	$1,646,428	$194,202	$—	$1,840,630

(a)	See above Schedule of Investments for values in each industry or country.
(b)	As of September 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended September 30, 2018, there were no transfers between Level 1 and Level 2.

32

Schedule of Investments (unaudited) September 30, 2018	BlackRock Capital Appreciation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.1%

Aerospace & Defense — 1.1%
TransDigm Group, Inc.(a)	5,583	$2,078,551

Automobiles — 0.6%
Tesla, Inc.(a)(b)	4,240	1,122,625

Banks — 0.8%
First Republic Bank	15,814	1,518,144

Beverages — 2.6%
Constellation Brands, Inc., Class A	23,811	5,134,128

Biotechnology — 1.7%(a)
BioMarin Pharmaceutical, Inc.	13,844	1,342,453
Vertex Pharmaceuticals, Inc.	9,987	1,924,894

		3,267,347
Capital Markets — 3.3%
CME Group, Inc.	11,635	1,980,394
E*TRADE Financial Corp.(a)	34,588	1,812,065
S&P Global, Inc.	13,552	2,647,925

		6,440,384
Chemicals — 2.4%
DowDuPont, Inc.(b)	16,246	1,044,780
Praxair, Inc.	7,020	1,128,325
Sherwin-Williams Co. (The)	5,474	2,491,819

		4,664,924
Construction Materials — 0.9%
Vulcan Materials Co.	16,669	1,853,593

Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B(a)	12,128	2,596,726

Diversified Telecommunication Services — 0.4%
Zayo Group Holdings, Inc.(a)	20,484	711,204

Equity Real Estate Investment Trusts (REITs) — 1.5%
SBA Communications Corp.(a)	17,873	2,870,940

Health Care Equipment & Supplies — 4.1%
Becton Dickinson and Co.	15,698	4,097,178
Boston Scientific Corp.(a)	101,034	3,889,809

		7,986,987
Health Care Providers & Services — 5.4%
Centene Corp.(a)	10,832	1,568,257
UnitedHealth Group, Inc.	33,834	9,001,197

		10,569,454
Hotels, Restaurants & Leisure — 1.0%
Domino’s Pizza, Inc.	6,829	2,013,189

Industrial Conglomerates — 1.9%
Honeywell International, Inc.	11,195	1,862,848
Roper Technologies, Inc.	6,285	1,861,680

		3,724,528
Internet & Direct Marketing Retail — 15.9%(a)
Amazon.com, Inc.	9,812	19,653,436
Booking Holdings, Inc.	2,784	5,523,456
Netflix, Inc.	16,039	6,000,671

		31,177,563
Internet Software & Services — 11.4%
Alphabet, Inc., Class A(a)	8,219	9,920,991
Facebook, Inc., Class A(a)	25,524	4,197,677
MercadoLibre, Inc.	9,101	3,098,617
Tencent Holdings Ltd.	126,700	5,173,266

		22,390,551

Security	Shares	Value
IT Services — 9.1%
Mastercard, Inc., Class A	21,736	$4,838,651
PayPal Holdings, Inc.(a)	35,992	3,161,537
Visa, Inc., Class A	66,195	9,935,208

		17,935,396
Life Sciences Tools & Services — 1.7%
Illumina, Inc.(a)	9,402	3,451,098

Machinery — 1.2%
Xylem, Inc.	30,661	2,448,894

Pharmaceuticals — 0.9%
Zoetis, Inc.	18,454	1,689,648

Professional Services — 2.9%
CoStar Group, Inc.(a)	7,945	3,343,574
Equifax, Inc.	18,678	2,438,786

		5,782,360
Road & Rail — 1.6%
Union Pacific Corp.	19,483	3,172,417

Semiconductors & Semiconductor Equipment — 4.4%
ASML Holding NV (Registered), NYRS(b)	19,535	3,672,971
NVIDIA Corp.	10,389	2,919,517
Texas Instruments, Inc.	18,600	1,995,594

		8,588,082
Software — 16.6%
Activision Blizzard, Inc.	30,663	2,550,855
Adobe Systems, Inc.(a)	16,698	4,507,625
Autodesk, Inc.(a)	19,695	3,074,586
Electronic Arts, Inc.(a)	33,620	4,050,874
Intuit, Inc.	9,309	2,116,867
Microsoft Corp.	110,096	12,591,679
salesforce.com, Inc.(a)	22,630	3,598,849

		32,491,335
Specialty Retail — 3.3%
Home Depot, Inc. (The)	11,009	2,280,515
Ulta Beauty, Inc.(a)	15,094	4,258,319

		6,538,834
Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	25,642	2,172,390

Total Common Stocks — 99.1% (Cost: $123,706,048)		194,391,292

Preferred Stocks — 0.6%(a)(c)(d)

Software — 0.6%
Palantir Technologies, Inc., Series I (Acquired 02/11/14, cost $1,152,906)	188,076	1,090,841

Total Preferred Stocks — 0.6% (Cost: $1,152,906)		1,090,841

Total Long-Term Investments — 99.7% (Cost: $124,858,954)		195,482,133

Short-Term Securities — 3.0%(e)(g)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97%	861,655	861,655
SL Liquidity Series, LLC, Money Market Series, 2.27%(f)	5,027,453	5,027,956

Total Short-Term Securities — 3.0% (Cost: $5,890,033)		5,889,611

Total Investments — 102.7% (Cost: $130,748,987)		201,371,744
Liabilities in Excess of Other Assets — (2.7)%		(5,244,462)

Net Assets — 100.0%		$196,127,282

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Capital Appreciation Portfolio

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,090,841, representing 0.60% of its net assets as of period end, and an original cost of $1,152,906.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.

(g)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at 12/31/17	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	221,423	640,232	861,655	$861,655	$15,813		$—	$—
SL Liquidity Series, LLC, Money Market Series	8,905,737	(3,878,284)	5,027,453	5,027,956	18,201	(b)	598	(100)

				$5,889,611	$34,014		$598	$(100)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

S&P	Standard & Poor’s
NYRS	New York Registered Shares

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Capital Appreciation Portfolio

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$2,078,551	$—	$—	$2,078,551
Automobiles	1,122,625	—	—	1,122,625
Banks	1,518,144	—	—	1,518,144
Beverages	5,134,128	—	—	5,134,128
Biotechnology	3,267,347	—	—	3,267,347
Capital Markets	6,440,384	—	—	6,440,384
Chemicals	4,664,924	—	—	4,664,924
Construction Materials	1,853,593	—	—	1,853,593
Diversified Financial Services	2,596,726	—	—	2,596,726
Diversified Telecommunication Services	711,204	—	—	711,204
Equity Real Estate Investment Trusts (REITs)	2,870,940	—	—	2,870,940
Health Care Equipment & Supplies	7,986,987	—	—	7,986,987
Health Care Providers & Services	10,569,454	—	—	10,569,454
Hotels, Restaurants & Leisure	2,013,189	—	—	2,013,189
Industrial Conglomerates	3,724,528	—	—	3,724,528
Internet & Direct Marketing Retail	31,177,563	—	—	31,177,563
Internet Software & Services	17,217,285	5,173,266	—	22,390,551
IT Services	17,935,396	—	—	17,935,396
Life Sciences Tools & Services	3,451,098	—	—	3,451,098
Machinery	2,448,894	—	—	2,448,894
Pharmaceuticals	1,689,648	—	—	1,689,648
Professional Services	5,782,360	—	—	5,782,360
Road & Rail	3,172,417	—	—	3,172,417
Semiconductors & Semiconductor Equipment	8,588,082	—	—	8,588,082
Software	32,491,335	—	—	32,491,335
Specialty Retail	6,538,834	—	—	6,538,834
Textiles, Apparel & Luxury Goods	2,172,390	—	—	2,172,390
Preferred Stocks	—	—	1,090,841	1,090,841
Short-Term Securities	861,655	—	—	861,655

Subtotal	$190,079,681	$5,173,266	$1,090,841	$196,343,788

Investments valued at NAV(a)				$5,027,956

Total Investments				$201,371,744

(a)	As of September 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2018, there were no transfers between Level 1 and Level 2.

3

Consolidated Schedule of Investments (unaudited) September 30, 2018	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 63.6%

Australia — 0.0%
AGL Energy Ltd.	968	$13,655
AMP Ltd.	251	579
Rio Tinto Ltd.	148	8,417
Stockland	2,645	7,945
Woolworths Group Ltd.	517	10,486

		41,082
Belgium — 0.3%
Anheuser-Busch InBev SA	7,382	646,188

Brazil — 0.5%
Azul SA, ADR(a)	31,085	553,002
Banco do Brasil SA(a)	1,658	12,066
Banco Santander Brasil SA	300	2,648
Hapvida Participacoes e Investimentos SA(a)(b)	28,550	169,665
Notre Dame Intermedica Participacoes SA(a)	33,917	220,792
Suzano Papel e Celulose SA	737	8,758
TIM Participacoes SA(a)	516	1,501

		968,432
Canada — 1.2%
Canadian Natural Resources Ltd.	222	7,253
Enbridge, Inc.	12,911	416,622
Encana Corp.	72,443	949,728
Husky Energy, Inc.	786	13,801
Imperial Oil Ltd.	334	10,809
Magna International, Inc.	11	578
Manulife Financial Corp.	84	1,502
Nutrien Ltd.	328	18,939
Suncor Energy, Inc.	12,366	478,498
Teck Resources Ltd., Class B	78	1,880
TransCanada Corp.	12,470	504,535

		2,404,145
China — 1.6%
Agile Group Holdings Ltd.	4,000	5,668
Agricultural Bank of China Ltd., Class A	100	57
Agricultural Bank of China Ltd., Class H	8,000	3,923
Alibaba Group Holding Ltd., ADR(a)(c)	5,988	986,583
BAIC Motor Corp. Ltd., Class H(a)(b)	2,000	1,610
Baidu, Inc., ADR(a)	20	4,574
Bank of China Ltd., Class H	3,000	1,325
Beijing Capital International Airport Co. Ltd., Class H	82,000	99,454
Beijing Enterprises Holdings Ltd.	1,000	5,605
BOE Technology Group Co. Ltd., Class A	100	46
China CITIC Bank Corp. Ltd., Class H	5,000	3,193
China Communications Services Corp. Ltd., Class H	10,000	9,221
China Construction Bank Corp., Class H	4,000	3,496
China Mobile Ltd.	1,500	14,748
China National Building Material Co. Ltd., Class H	4,000	3,547
China Petroleum & Chemical Corp., Class H	16,000	16,076
China Resources Cement Holdings Ltd.	10,000	11,629
China Shenhua Energy Co. Ltd., Class H	3,500	7,971
CITIC Ltd.	6,000	8,936
CNOOC Ltd.	14,000	27,722
Country Garden Holdings Co. Ltd.	3,000	3,781
Country Garden Services Holdings Co. Ltd.(a)	3,114	5,258
Dongfeng Motor Group Co. Ltd., Class H	2,000	2,061
Fosun International Ltd.	7,000	12,334
Guangzhou Automobile Group Co. Ltd., Class H	4,800	5,303
Industrial & Commercial Bank of China Ltd., Class H	27,000	19,712
Meituan Dianping, Class B	19,475	171,033
New Oriental Education & Technology Group, Inc., ADR(a)	298	22,055

Security	Shares	Value
China (continued)
Ping An Healthcare and Technology Co. Ltd.(a)(b)(d)	48,556	$321,134
SINA Corp.(a)	404	28,070
Sinopec Shanghai Petrochemical Co. Ltd., Class H	4,000	2,440
Tencent Holdings Ltd.	32,100	1,310,670
Tingyi Cayman Islands Holding Corp.	2,000	3,674
Want Want China Holdings Ltd.	81,000	68,138
Yum China Holdings, Inc.	146	5,126
Zhejiang Expressway Co. Ltd., Class H	2,000	1,663

		3,197,836
Czech Republic — 0.1%
CEZ A/S	3,322	84,951

Denmark — 0.1%
Carlsberg A/S, Class B	240	28,782
Danske Bank A/S	504	13,211
Novo Nordisk A/S, Class B	2,475	116,486

		158,479
Finland — 0.0%
Nokia OYJ	2,580	14,344

France — 2.6%
AXA SA	15,221	407,857
BNP Paribas SA	147	9,002
Cie de Saint-Gobain	704	30,343
Cie Generale des Etablissements Michelin SCA	148	17,665
Credit Agricole SA	109	1,567
Danone SA	17,112	1,329,863
Dassault Aviation SA	209	386,799
Eiffage SA	1,384	154,606
Engie SA	1,086	15,988
Eutelsat Communications SA	4,212	99,510
Kering SA	62	33,254
Publicis Groupe SA	258	15,408
Safran SA	7,188	1,006,493
Sanofi	1,477	131,966
Societe Generale SA	746	32,034
Sodexo SA	8,119	860,992
TOTAL SA, ADR	274	17,643
Unibail-Rodamco-Westfield	2,859	575,936

		5,126,926
Germany — 1.6%
adidas AG	26	6,358
Allianz SE (Registered)	123	27,376
Bayer AG (Registered)	14,680	1,302,126
Evonik Industries AG	810	28,970
Fraport AG Frankfurt Airport Services Worldwide	1,220	107,704
Fresenius SE & Co. KGaA	21,242	1,557,682
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	40	8,835
SAP SE	185	22,748
Vonovia SE	778	38,051

		3,099,850
Hong Kong — 0.9%
CK Asset Holdings Ltd.	500	3,748
CK Infrastructure Holdings Ltd.	9,500	75,183
CLP Holdings Ltd.	8,500	99,541
Galaxy Entertainment Group Ltd.	1,000	6,317
Hang Lung Properties Ltd.	35,000	68,277
HKT Trust & HKT Ltd.(f)	38,000	52,252
Hongkong Land Holdings Ltd.	1,200	7,948
I-CABLE Communications Ltd.(a)	7,664	173
Jardine Matheson Holdings Ltd.	1,500	94,106

1

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Hong Kong (continued)
Link REIT	8,500	$83,691
MTR Corp. Ltd.	500	2,629
Power Assets Holdings Ltd.	6,000	41,706
Sino Land Co. Ltd.	26,000	44,544
Sun Hung Kai Properties Ltd.	62,666	909,422
Swire Pacific Ltd., Class A	5,500	60,234
WH Group Ltd.(b)	22,000	15,445
Wharf Holdings Ltd. (The)	11,000	29,949
Wharf Real Estate Investment Co. Ltd.	9,000	57,983

		1,653,148
India — 1.3%
Coal India Ltd.	19,306	70,930
HCL Technologies Ltd.	397	5,958
Hero MotoCorp Ltd.	1,676	67,829
Hindustan Petroleum Corp. Ltd.	5,930	20,564
Hindustan Unilever Ltd.	135	2,996
Housing Development Finance Corp. Ltd.	20,910	506,147
Indian Oil Corp. Ltd.	664	1,405
Infosys Ltd.	657	6,600
JSW Steel Ltd.	953	5,020
Kotak Mahindra Bank Ltd.	17,810	280,630
Maruti Suzuki India Ltd.	2,016	204,398
Oil & Natural Gas Corp. Ltd.	20,569	50,308
Reliance Industries Ltd.	64,687	1,122,903
State Bank of India(a)	45,014	164,976
Tata Consultancy Services Ltd.	192	5,784
Wipro Ltd.	153	683
Yes Bank Ltd.	20,967	53,164

		2,570,295
Indonesia — 0.1%
Bank Central Asia Tbk. PT	27,500	44,543
Siloam International Hospitals Tbk. PT(a)	280,632	55,022

		99,565
Italy — 1.0%
Ei Towers SpA	5,711	377,061
Enel SpA	79,395	405,830
Eni SpA	995	18,755
Luxottica Group SpA	10,042	680,575
RAI Way SpA(b)	39,083	198,526
Snam SpA	32,799	136,394
Telecom Italia SpA(a)	283,448	171,339
Telecom Italia SpA	14,424	7,738
UniCredit SpA	369	5,537

		2,001,755
Japan — 8.4%
Ajinomoto Co., Inc.	36,900	633,864
Alfresa Holdings Corp.	1,900	50,893
Alpine Electronics, Inc.	1,300	24,423
Asahi Kasei Corp.	24,300	368,439
Astellas Pharma, Inc.	37,050	647,003
Bridgestone Corp.	5,500	207,864
Canon Marketing Japan, Inc.	1,600	33,946
COMSYS Holdings Corp.	1,900	56,270
Daicel Corp.	7,100	82,474
Daikin Industries Ltd.	2,500	332,759
Daiwa House Industry Co. Ltd.	200	5,927
Denso Corp.	18,530	978,903
Dowa Holdings Co. Ltd.	900	28,592
East Japan Railway Co.	10,527	977,844
Eisai Co. Ltd.	200	19,483
Exedy Corp.	1,100	36,458
Fujitsu Ltd.	100	7,124
GS Yuasa Corp.	1,600	39,396

Security	Shares	Value
Japan (continued)
Hino Motors Ltd.	3,300	$36,134
Hitachi Chemical Co. Ltd.	2,500	50,874
Hitachi Ltd.	1,000	33,992
Hoya Corp.	10,301	611,787
Inpex Corp.	100	1,249
Japan Airlines Co. Ltd.	25,800	927,307
Japan Aviation Electronics Industry Ltd.	2,000	33,719
JFE Holdings, Inc.	200	4,588
Kamigumi Co. Ltd.	1,700	37,473
KDDI Corp.	2,600	71,725
Keyence Corp.	100	58,089
Kinden Corp.	5,800	92,874
Koito Manufacturing Co. Ltd.	8,600	564,735
Kuraray Co. Ltd.	2,400	36,080
Kyowa Hakko Kirin Co. Ltd.	200	3,753
Kyudenko Corp.	900	35,717
Mabuchi Motor Co. Ltd.	1,400	56,474
Maeda Road Construction Co. Ltd.	2,000	40,701
Medipal Holdings Corp.	2,200	45,962
Mitsubishi Electric Corp.	77,400	1,060,328
Mitsubishi Heavy Industries Ltd.	400	15,447
Mitsubishi Tanabe Pharma Corp.	100	1,674
Mitsubishi UFJ Financial Group, Inc.	800	4,970
Mitsui & Co. Ltd.	100	1,777
Murata Manufacturing Co. Ltd.	5,440	835,889
Nexon Co. Ltd.(a)	100	1,307
Nichias Corp.	1,000	26,013
Nippo Corp.	2,000	36,727
Nippon Telegraph & Telephone Corp.	1,320	59,572
Nippon Television Holdings, Inc.	4,300	74,487
Nitto Denko Corp.	13,900	1,042,150
Okumura Corp.	2,154	67,602
Ono Pharmaceutical Co. Ltd.	100	2,831
Oracle Corp.	100	8,057
Otsuka Holdings Co. Ltd.	200	10,088
Panasonic Corp.	1,600	18,546
Rohm Co. Ltd.	5,360	392,138
Seino Holdings Co. Ltd.	2,500	37,775
Seven & i Holdings Co. Ltd.	800	35,668
Shimamura Co. Ltd.	300	28,458
Shin-Etsu Chemical Co. Ltd.	9,020	797,442
Shionogi & Co. Ltd.	100	6,537
Shiseido Co. Ltd.	200	15,490
Sony Corp.	200	12,157
Stanley Electric Co. Ltd.	1,100	37,606
Subaru Corp.	41,760	1,280,124
Sumitomo Chemical Co. Ltd.	3,000	17,557
Sumitomo Mitsui Financial Group, Inc.	100	4,024
Suzuken Co. Ltd.	1,000	47,449
Suzuki Motor Corp.	17,361	994,979
Taisei Corp.	200	9,117
Takeda Pharmaceutical Co. Ltd.	3,200	136,826
Toagosei Co. Ltd.	2,300	26,538
Toda Corp.	10,500	75,816
Toho Co. Ltd.	1,400	43,971
Tokyo Gas Co. Ltd.	24,816	610,424
Tokyo Steel Manufacturing Co. Ltd.	6,700	49,052
Toray Industries, Inc.	26,200	196,580
Toshiba Corp.(a)	600	17,339
Toyota Industries Corp.	10,014	592,700
TV Asahi Holdings Corp.	3,200	61,501
Ube Industries Ltd.	13,160	358,040
Unicharm Corp.	200	6,617
Yamato Kogyo Co. Ltd.	1,300	40,315

		16,474,600

2

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Macau — 0.0%
Sands China Ltd.	400	$1,801

Malaysia — 0.0%
Malaysia Airports Holdings Bhd.	14,800	31,818

Mexico — 0.0%
Cemex SAB de CV(a)	7,153	5,034

Netherlands — 2.5%
ABN AMRO Group NV, CVA(b)	13,395	364,801
Koninklijke Philips NV	40,349	1,839,167
Royal Dutch Shell plc, Class A	55,822	1,912,548
Royal Dutch Shell plc, Class B	794	27,795
Royal Dutch Shell plc, ADR, Class A	11,324	771,618

		4,915,929
Norway — 0.0%
Equinor ASA	351	9,869

Poland — 0.0%
PGE Polska Grupa Energetyczna SA(a)	347	897
Polski Koncern Naftowy ORLEN SA	37	1,014
Polskie Gornictwo Naftowe i Gazownictwo SA(a)	1,899	3,333

		5,244
Portugal — 0.1%
Jeronimo Martins SGPS SA	2,627	38,721
NOS SGPS SA	25,345	151,802

		190,523
Singapore — 0.5%
CapitaLand Ltd.	345,000	849,794
ComfortDelGro Corp. Ltd.	33,700	59,893
Genting Singapore Ltd.	17,100	13,255
Singapore Telecommunications Ltd.	30,600	72,512

		995,454
South Africa — 0.0%
Anglo American plc(c)	518	11,588
Naspers Ltd., Class N	5	1,077
Old Mutual Ltd.	5,672	12,149
Tiger Brands Ltd.	81	1,518

		26,332
South Korea — 0.8%
Coway Co. Ltd.	794	62,131
Doosan Bobcat, Inc.(a)	9,380	341,621
E-MART, Inc.	14	2,619
Hana Financial Group, Inc.	372	14,937
Industrial Bank of Korea	545	7,490
KB Financial Group, Inc.	158	7,695
KT&G Corp.	4,750	445,346
LG Chem Ltd.	295	97,186
Lotte Chemical Corp.	3	752
NCSoft Corp.	113	45,084
POSCO	338	89,721
Samsung Electronics Co. Ltd.	6,332	265,000
Samsung SDS Co. Ltd.	12	2,499
Shinhan Financial Group Co. Ltd.	587	23,720
SK Hynix, Inc.	36	2,382
SK Innovation Co. Ltd.	11	2,132
SK Telecom Co. Ltd.	312	79,103
S-Oil Corp.	478	59,044
Woori Bank	538	8,192

		1,556,654
Spain — 0.4%
Banco Bilbao Vizcaya Argentaria SA	5,047	31,999
CaixaBank SA	1,616	7,349

Security	Shares	Value
Spain (continued)
Cellnex Telecom SA(b)	23,873	$626,122
Repsol SA	56	1,115
Telefonica SA	769	6,066

		672,651
Sweden — 0.0%
Sandvik AB	665	11,773
Telefonaktiebolaget LM Ericsson, Class B	1,261	11,161
Volvo AB, Class B	62	1,094

		24,028
Switzerland — 0.9%
Cie Financiere Richemont SA (Registered)	161	13,126
Nestle SA (Registered)	17,150	1,427,508
Novartis AG (Registered)	227	19,540
Roche Holding AG	94	22,731
SGS SA (Registered)	3	7,899
Swatch Group AG (The) (Registered)	54	4,206
Swiss Re AG	144	13,268
UBS Group AG (Registered)(a)	17,683	279,190

		1,787,468
Taiwan — 0.8%
Cathay Financial Holding Co. Ltd.	50,000	85,930
Cheng Shin Rubber Industry Co. Ltd.	24,341	38,262
Chunghwa Telecom Co. Ltd.	122,000	439,437
Far EasTone Telecommunications Co. Ltd.(a)	72,000	171,669
Formosa Chemicals & Fibre Corp.	16,000	67,050
Formosa Petrochemical Corp.(a)	13,000	63,014
Formosa Plastics Corp.	18,000	68,954
Fubon Financial Holding Co. Ltd.	61,000	103,465
Hon Hai Precision Industry Co. Ltd.(a)	31,200	80,907
Nan Ya Plastics Corp.	23,000	63,856
Nanya Technology Corp.	2,000	3,819
Taiwan Cooperative Financial Holding Co. Ltd.	30	18
Taiwan Mobile Co. Ltd.	60,000	215,137
Taiwan Semiconductor Manufacturing Co. Ltd.	12,000	102,403
Uni-President Enterprises Corp.	38,000	99,142

		1,603,063
Thailand — 0.2%
Advanced Info Service PCL	16,200	100,706
Intouch Holdings PCL, Class F	44,800	74,186
PTT Global Chemical PCL	37,500	94,234
Siam Cement PCL (The)	5,400	74,523
Thai Oil PCL	21,300	58,321

		401,970
Turkey — 0.0%
BIM Birlesik Magazalar A/S	71	956
Eregli Demir ve Celik Fabrikalari TAS	218	398
Turk Hava Yollari AO(a)	3,929	12,392
Turkiye Is Bankasi A/S, Class C	5,512	4,026

		17,772
United Arab Emirates — 0.5%
NMC Health plc	19,997	883,967

United Kingdom — 1.5%
Barclays plc	7,003	15,533
Berkeley Group Holdings plc	688	32,960
BP plc	867	6,645
GlaxoSmithKline plc	1,604	32,168
GW Pharmaceuticals plc, ADR(a)	714	123,336
HSBC Holdings plc	81,298	709,357
Liberty Global plc, Class A(a)	12,428	359,542
Liberty Global plc, Class C(a)	455	12,813
National Grid plc	3,173	32,773

3

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Vodafone Group plc	675,916	$1,448,233
Vodafone Group plc, ADR(c)	9,320	202,244

		2,975,604
United States — 35.7%
AbbVie, Inc.	621	58,734
Acadia Healthcare Co., Inc.(a)(c)	7,405	260,656
Accenture plc, Class A	240	40,848
Adobe Systems, Inc.(a)	311	83,954
AES Corp.	730	10,220
Aetna, Inc.	370	75,055
Agilent Technologies, Inc.	112	7,900
Air Products & Chemicals, Inc.	6,827	1,140,450
Allergan plc	122	23,239
Alliance Data Systems Corp.	45	10,627
Ally Financial, Inc.	545	14,415
Alphabet, Inc., Class A(a)	22	26,556
Alphabet, Inc., Class C(a)	2,716	3,241,464
Altria Group, Inc.	18,752	1,130,933
Amazon.com, Inc.(a)	1,298	2,599,894
Amdocs Ltd.	158	10,425
American Tower Corp.	288	41,846
Ameriprise Financial, Inc.	174	25,693
Amgen, Inc.	344	71,308
Anadarko Petroleum Corp.	28,229	1,902,917
Anthem, Inc.	6,416	1,758,305
Apple, Inc.	15,930	3,596,038
Archer-Daniels-Midland Co.	458	23,024
AT&T, Inc.	3,236	108,665
Autodesk, Inc.(a)	4	624
Automatic Data Processing, Inc.	106	15,970
Bank of America Corp.	58,391	1,720,199
Bank of New York Mellon Corp. (The)	312	15,909
Baxter International, Inc.	2,699	208,066
Berkshire Hathaway, Inc., Class B(a)	465	99,561
Biogen, Inc.(a)	1,549	547,277
Boeing Co. (The)	258	95,950
Booking Holdings, Inc.(a)	9	17,856
Bristol-Myers Squibb Co.	441	27,377
Capital One Financial Corp.	260	24,682
Caterpillar, Inc.	187	28,516
Charles Schwab Corp. (The)	24,286	1,193,657
Charter Communications, Inc., Class A(a)	5,791	1,887,171
Chevron Corp.	497	60,773
Chubb Ltd.	4,175	557,947
Cigna Corp.	170	35,403
Cisco Systems, Inc.	1,292	62,856
Citigroup, Inc.	12,162	872,502
Cloudera, Inc.(a)	33,366	588,910
Cognizant Technology Solutions Corp., Class A	432	33,329
Colgate-Palmolive Co.	2,436	163,090
Comcast Corp., Class A(g)	65,404	2,315,956
Conagra Brands, Inc.	401	13,622
ConocoPhillips	211	16,331
Constellation Brands, Inc., Class A	68	14,662
Corning, Inc.	146	5,154
Costco Wholesale Corp.	97	22,783
CSX Corp.	493	36,507
CVS Health Corp.	29,192	2,297,994
Dell Technologies, Inc., Class V(a)	180	17,482
Delta Air Lines, Inc.	326	18,853
Discover Financial Services	410	31,345
Dollar General Corp.	1,272	139,030
Domo Inc., Class B (Acquired 04/01/15-04/12/17, cost $469,893)(a)(e)	3,715	77,724

Security	Shares	Value
United States (continued)
Domo, Inc., Class B(a)	6,742	$144,616
DowDuPont, Inc.	25,193	1,620,162
Dropbox, Inc., Class A(a)	24,291	651,737
DXC Technology Co.	19	1,777
Eaton Corp. plc	373	32,350
eBay, Inc.(a)	780	25,756
Edgewell Personal Care Co.(a)(c)	8,286	383,062
Edwards Lifesciences Corp.(a)	140	24,374
Electronic Arts, Inc.(a)	56	6,747
Eli Lilly & Co.	131	14,058
Equity Residential	1,738	115,160
Exelon Corp.	449	19,603
Expedia Group, Inc.	56	7,307
Express Scripts Holding Co.(a)	339	32,208
Exxon Mobil Corp.	5,947	505,614
Facebook, Inc., Class A(a)	14,261	2,345,364
Fieldwood Energy, Inc.(a)(d)	2,201	112,251
Fifth Third Bancorp	10,247	286,096
FleetCor Technologies, Inc.(a)	4,480	1,020,723
Fortune Brands Home & Security, Inc.	781	40,893
General Electric Co.	857	9,676
General Motors Co.	347	11,684
Gilead Sciences, Inc.	14,083	1,087,348
Global Payments, Inc.	825	105,105
Goldman Sachs Group, Inc. (The)	251	56,284
Halliburton Co.	456	18,482
Hartford Financial Services Group, Inc. (The)	1,054	52,658
HCA Healthcare, Inc.	7,993	1,111,986
Helmerich & Payne, Inc.(c)	243	16,711
Hewlett Packard Enterprise Co.	1,240	20,224
Home Depot, Inc. (The)	401	83,067
Honeywell International, Inc.	113	18,803
HP, Inc.	1,121	28,888
Humana, Inc.	59	19,973
Huntsman Corp.	443	12,063
Illumina, Inc.(a)	45	16,518
Ingersoll-Rand plc	168	17,186
Intel Corp.	1,206	57,032
International Business Machines Corp.	1,263	190,978
Intuit, Inc.	304	69,130
Intuitive Surgical, Inc.(a)	29	16,646
Jawbone Health Hub, Inc. (Acquired 01/24/17, cost $0)(a)(d)(e)	6,968	—
JBS SA	368	852
Johnson & Johnson	18,438	2,547,578
JPMorgan Chase & Co.	999	112,727
Kinder Morgan, Inc.	447	7,925
KLA-Tencor Corp.	155	15,765
Kohl’s Corp.	284	21,172
Kroger Co. (The)	557	16,214
Lam Research Corp.	3	455
Las Vegas Sands Corp.	523	31,030
Lear Corp.	69	10,005
Liberty Broadband Corp., Class A(a)	1,215	102,461
Liberty Broadband Corp., Class C(a)	5,221	440,130
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	4,356	189,225
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	7,299	317,141
Lockheed Martin Corp.	335	115,897
Lookout, Inc., (Acquired 03/04/15, cost $16,643)(a)(d)(e)	1,457	233
Lowe’s Cos., Inc.	1,081	124,120
Marathon Petroleum Corp.	3,523	281,734
Marsh & McLennan Cos., Inc.	8,987	743,405
Masco Corp.	4,249	155,513

4

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Mastercard, Inc., Class A	1,118	$248,878
McDonald’s Corp.	87	14,554
McKesson Corp.	139	18,438
Medtronic plc	874	85,975
Merck & Co., Inc.	1,455	103,218
MetLife, Inc.	324	15,137
MGM Resorts International	19,534	545,194
Micron Technology, Inc.(a)	806	36,455
Microsoft Corp.	28,918	3,307,352
Mondelez International, Inc., Class A	1,358	58,340
Morgan Stanley	25,660	1,194,986
Newmont Mining Corp.	3,810	115,062
NextEra Energy Partners LP(c)	6,513	315,881
NextEra Energy, Inc.	7,751	1,299,068
Norfolk Southern Corp.	123	22,202
Northrop Grumman Corp.	171	54,270
NRG Energy, Inc.	177	6,620
Occidental Petroleum Corp.	336	27,609
Omnicom Group, Inc.	423	28,772
Oracle Corp.	4,634	238,929
O’Reilly Automotive, Inc.(a)	1,595	553,975
Packaging Corp. of America	246	26,984
Paychex, Inc.	195	14,362
PepsiCo, Inc.	753	84,185
Pfizer, Inc.	38,672	1,704,275
Philip Morris International, Inc.	430	35,062
Phillips 66	541	60,982
Procter & Gamble Co. (The)	14,933	1,242,874
Prudential Financial, Inc.	154	15,603
Pure Storage, Inc., Class A(a)	19,658	510,125
PVH Corp.	111	16,028
QUALCOMM, Inc.	18,595	1,339,398
Raytheon Co.	991	204,800
Red Hat, Inc.(a)	126	17,171
Reinsurance Group of America, Inc.	170	24,575
Rockwell Automation, Inc.	152	28,503
Ross Stores, Inc.	233	23,090
Royal Caribbean Cruises Ltd.	114	14,813
Schlumberger Ltd.	4,300	261,956
Sempra Energy	3,524	400,855
St Joe Co. (The)(a)	9,589	161,095
Starbucks Corp.	20,568	1,169,085
State Street Corp.	112	9,383
Stryker Corp.	381	67,696
SunTrust Banks, Inc.	10,593	707,506
Sysco Corp.	234	17,141
Target Corp.	203	17,907
Tenet Healthcare Corp.(a)	15,585	443,549
TESARO, Inc.(a)	2,799	109,189
Texas Instruments, Inc.	176	18,883
Thermo Fisher Scientific, Inc.	277	67,610
Travelers Cos., Inc. (The)	597	77,437
Union Pacific Corp.	94	15,306
United Continental Holdings, Inc.(a)	10,060	895,944
United Rentals, Inc.(a)	134	21,922
United Technologies Corp.	831	116,182
UnitedHealth Group, Inc.	870	231,455
Valero Energy Corp.	644	73,255
VeriSign, Inc.(a)	243	38,909
Verizon Communications, Inc.	5,674	302,935
VF Corp.	200	18,690
Visa, Inc., Class A	788	118,271
Vistra Energy Corp.(a)	3,986	99,172
VMware, Inc., Class A(a)	198	30,900

Security		Shares	Value
United States (continued)
Vornado Realty Trust		220	$16,060
Walmart, Inc.		1,449	136,076
Walt Disney Co. (The)		194	22,686
Waste Management, Inc.		159	14,367
Waters Corp.(a)		187	36,405
Wells Fargo & Co.		36,206	1,902,987
Western Digital Corp.		16,575	970,301
Weyerhaeuser Co.		641	20,685
Williams Cos., Inc. (The)		67,940	1,847,289
Wyndham Destinations, Inc.		331	14,352
Xcel Energy, Inc.		184	8,687
Yum! Brands, Inc.		171	15,546
Zoetis, Inc.		301	27,560
Zynga, Inc., Class A(a)		108,406	434,708

			69,785,803
Total Common Stocks — 63.6% (Cost: $110,176,497)			124,432,580

		Par (000)
Corporate Bonds — 3.8%

Australia — 0.2%
Quintis Ltd., 8.75%, 08/01/23(a)(b)(h)	USD	577	424,095

Belgium — 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 01/12/24		83	82,136
4.00%, 04/13/28		137	135,037

			217,173
Chile — 0.0%
Inversiones Alsacia SA, 8.00%, 12/31/18(a)(b)(h)		166	1,665

China — 0.0%
China Milk Products Group Ltd., 0.00%, 01/05/12(a)(h)(i)(j)		300	3,000

France — 0.1%
Danone SA, 2.59%, 11/02/23(b)		200	188,130

Germany — 0.2%
Bayer Capital Corp. BV, 5.63%, 11/22/19(b)(j)	EUR	300	320,690

India — 0.0%
REI Agro Ltd. (a)(d)(h)(j):
5.50%, 11/13/14(b)	USD	220	—
5.50%, 11/13/14		152	—

			—
Luxembourg — 0.1%
Intelsat Jackson Holdings SA:
7.50%, 04/01/21		119	120,487
8.00%, 02/15/24(b)		39	41,048

			161,535
Netherlands — 0.1%
ING Groep NV, 4.10%, 10/02/23		200	200,149

Singapore — 0.1%
CapitaLand Ltd., 1.95%, 10/17/23(b)(j)	SGD	250	183,162

5

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Turkey — 0.1%
Bio City Development Co. BV, 8.00%, 07/06/20(a)(b)(d)(h)(j)	USD	800	$146,000

United Arab Emirates — 0.1%
Nile Delta Sukuk Ltd., 4.00%, 10/31/20(b)(l)		335	309,205

United Kingdom — 0.1%
HSBC Holdings plc, (LIBOR USD 3 Month + 1.06%), 3.26%, 03/13/23(k)		200	195,961

United States — 2.6%
Allergan Funding SCS, 3.45%, 03/15/22		135	134,095
Allergan Sales LLC, 5.00%, 12/15/21(b)		65	67,411
Ally Financial, Inc., 3.50%, 01/27/19		89	89,000
American Express Co., 3.70%, 08/03/23		300	298,485
Apple, Inc.:
3.35%, 02/09/27		243	237,708
3.20%, 05/11/27		234	226,237
AT&T, Inc., 3.60%, 02/17/23		139	138,103
AvalonBay Communities, Inc., 3.50%, 11/15/24		28	27,669
Bank of America Corp.:
(LIBOR USD 3 Month + 0.66%), 2.37%, 07/21/21(k)		63	61,894
3.30%, 01/11/23		139	137,070
4.00%, 01/22/25		74	73,028
Becton Dickinson and Co.:
3.13%, 11/08/21		135	132,855
2.89%, 06/06/22		113	109,864
3.36%, 06/06/24		59	57,005
Capital One Financial Corp.:
3.20%, 01/30/23		100	96,911
3.30%, 10/30/24		42	39,984
Citigroup, Inc., 2.45%, 01/10/20		134	132,830
Comcast Corp., 2.75%, 03/01/23		139	134,400
CVS Health Corp., 3.70%, 03/09/23		547	544,137
eBay, Inc., 2.75%, 01/30/23		75	72,030
Edgewell Personal Care Co.:
4.70%, 05/19/21		73	72,818
4.70%, 05/24/22		68	66,470
Enterprise Products Operating LLC:
3.35%, 03/15/23		75	74,147
3.90%, 02/15/24		42	42,378
General Motors Financial Co., Inc., 3.45%, 04/10/22		57	56,060
Gilead Sciences, Inc., 3.25%, 09/01/22		139	138,313
Goldman Sachs Group, Inc. (The), (LIBOR USD 3 Month + 1.05%), 2.91%, 06/05/23(k)		139	134,442
Halfmoon Parent, Inc.(b):
3.40%, 09/17/21		185	184,263
3.75%, 07/15/23		160	159,510
Hughes Satellite Systems Corp., 7.63%, 06/15/21		23	24,846

Security		Par (000)	Value
United States (continued)
Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 06/15/23	USD	35	$35,813
Northrop Grumman Corp., 2.55%, 10/15/22		139	134,012
Philip Morris International, Inc.:
2.50%, 11/02/22		26	24,981
3.60%, 11/15/23		55	54,960
QUALCOMM, Inc.:
2.60%, 01/30/23		70	67,291
2.90%, 05/20/24		83	79,442
Santander Holdings USA, Inc., 3.70%, 03/28/22		39	38,521
Sempra Energy, 2.88%, 10/01/22		37	35,875
Sherwin-Williams Co. (The), 2.25%, 05/15/20		27	26,604
Simon Property Group LP, 2.75%, 06/01/23		56	53,974
Starbucks Corp., 3.10%, 03/01/23		139	136,909
Synchrony Financial, 3.75%, 08/15/21		38	37,743
UnitedHealth Group, Inc., 3.50%, 06/15/23		139	139,285
Verizon Communications, Inc., 3.13%, 03/16/22		144	142,610
Wells Fargo & Co., 3.07%, 01/24/23		28	27,329
Wells Fargo Bank NA, 3.55%, 08/14/23		250	248,829
Williams Cos., Inc. (The), 3.70%, 01/15/23		70	69,271

			5,117,412
Total Corporate Bonds — 3.8% (Cost: $9,164,625)			7,468,177

Floating Rate Loan Interests — 0.2%(l)

United States — 0.2%
Fieldwood Energy LLC, 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 9.49%, 04/11/23		75	72,783
Fieldwood Energy LLC, Term Loan, (LIBOR USD 1 Month + 5.25%), 7.49%, 04/11/22		56	55,915
Hilton Worldwide Finance LLC, 1st Lien Term Loan B2, (LIBOR USD 1 Month + 1.75%), 3.97%, 10/25/23		232	233,028

			361,726

Total Floating Rate Loan Interests — 0.2% (Cost: $307,992)			361,726

Foreign Agency Obligations — 0.1%

Mexico — 0.1%
Petroleos Mexicanos, (LIBOR USD 3 Month + 3.65%), 5.98%, 03/11/22(k)		89	94,473

Total Foreign Agency Obligations — 0.1% (Cost: $90,104)			94,473

6

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Foreign Government Obligations — 3.5%

Argentina — 0.8%
Republic of Argentina:
3.38%, 01/15/23	EUR	210	$207,857
7.50%, 04/22/26	USD	322	287,385
6.88%, 01/26/27		235	199,750
5.88%, 01/11/28		599	474,708
7.82%, 12/31/33	EUR	337	373,364

			1,543,064
Australia — 0.2%
Commonwealth of Australia, 3.00%, 03/21/47	AUD	594	416,912

Canada — 0.2%
Canadian Government Bond, 0.75%, 03/01/21	CAD	466	348,249

Germany — 0.8%
Federal Republic of Germany, 0.50%, 02/15/28	EUR	1,320	1,544,065

Japan — 0.6%
Government of Japan (2 year), 0.10%, 10/15/18	JPY	130,500	1,148,657

Mexico — 0.9%
United Mexican States:
8.50%, 12/13/18	MXN	133	712,203
6.50%, 06/10/21		94	486,066
6.50%, 06/09/22		132	675,561

			1,873,830
Total Foreign Government Obligations — 3.5% (Cost: $7,236,636)			6,874,777

		Shares
Investment Companies — 1.1%
VanEck Vectors Gold Miners ETF		10,462	193,756
iShares Gold Trust(a)(m)(r)		126,072	1,441,003
SPDR Gold Shares(a)(g)(m)		5,041	568,423

Total Investment Companies — 1.1% (Cost: $2,496,326)			2,203,182

Preferred Securities — 2.4%
		Par (000)
Capital Trusts — 0.8%

United Kingdom — 0.3%(l)(n)
HSBC Holdings plc, 6.37%	USD	235	233,012
Lloyds Bank plc, 13.00%	GBP	155	342,941

			575,953
United States — 0.5%
American Express Co., Series C, 4.90%(l)(n)	USD	92	92,000
Citigroup, Inc. (l)(n):
Series O, 5.87%		313	321,216
Series Q, 5.95%		127	130,753
Goldman Sachs Group, Inc. (The), Series M, 5.38%(l)(n)		148	150,960
Morgan Stanley, Series H, 5.45%(l)(n)		104	105,196
NBCUniversal Enterprise, Inc., 5.25%(b)(n)		100	101,399

Security		Par (000)	Value
United States (continued)
Prudential Financial, Inc. (l):
5.62%, 06/15/43	USD	53	$55,253
5.87%, 09/15/42		80	84,600
USB Capital IX, 3.50%(l)(n)		37	33,069

			1,074,446
Total Capital Trusts — 0.8% (Cost: $1,628,119)			1,650,399

		Shares
Preferred Stocks — 1.1%

Brazil — 0.1%
Centrais Eletricas Brasileiras SA (Preference), 0.00%(a)		633	2,895
Itau Unibanco Holding SA (Preference), 0.00%		6,756	73,824
Itausa - Investimentos Itau SA (Preference), 0.00%		130	324
Petroleo Brasileiro SA (Preference), 0.00%(a)		1,781	9,305

			86,348
South Korea — 0.0%
Samsung Electronics Co. Ltd. (Preference), 0.00%(a)		429	14,632

United States — 1.0%
Grand Rounds, Inc., Series C (Acquired 03/31/15, cost $127,944), 0.00%(a)(d)(e)		46,081	128,566
Grand Rounds, Inc., Series D (Acquired 05/01/18, cost $51,112), 0.00%(a)(d)(e)		21,089	58,416
Lookout, Inc., Series F (Acquired 09/19/14-10/22/14, cost $243,061), 0.00%(a)(d)(e)		21,278	174,267
Palantir Technologies, Inc., Series I (Acquired 02/11/14, cost $272,246), 0.00%(a)(d)(e)		44,412	257,590
Uber Technologies, Inc., Series D (Acquired 06/06/14, cost $418,728), 0.00%(a)(d)(e)		26,992	1,198,175
Wells Fargo & Co., Series L, 7.50%(j)(n)		57	73,580
Welltower, Inc., Series I, 6.50%(j)(n)		2,512	152,026

			2,042,620
Total Preferred Stocks — 1.1% (Cost: $1,403,577)			2,143,600

Trust Preferreds — 0.5%

China — 0.3%
Mandatory Exchangeable Trust, 5.75%, 06/01/19(b)(j)		2,803	519,256

United States — 0.2%(l)
Citigroup Capital XIII, 8.71%, 10/30/40		6,486	174,149
GMAC Capital Trust I, Series 2, 8.10%, 02/15/40		7,124	187,361

			361,510
Total Trust Preferreds — 0.5% (Cost: $625,079)			880,766

Total Preferred Securities — 2.4% (Cost: $3,656,775)			4,674,765

7

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
U.S. Treasury Obligations — 22.8%
U.S. Treasury Notes:
1.25%, 12/15/18(m)	USD	3,346	$3,339,129
2.75%, 09/30/20 - 08/31/23		17,924	17,787,526
2.63%, 06/30/23(g)		8,221	8,104,305
2.88%, 09/30/23 - 07/31/25		15,548	15,444,396
Total U.S. Treasury Obligations — 22.8% (Cost: $44,883,100)			44,675,356

Total Long-Term Investments — 97.5% (Cost: $178,012,055)			190,785,036

Short-Term Securities — 3.1%

Foreign Government Obligations — 0.8%(o)

Japan — 0.8%
Japan Treasury Bills:
(0.13)%, 10/01/18	JPY	83,250	732,706
(0.13)%, 12/10/18		109,400	963,102

			1,695,808
Total Foreign Government Obligations — 0.8% (Cost: $1,732,506)			1,695,808

		Shares
Money Market Funds — 1.3%(p)(r)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97%	USD	1,013,194	1,013,194
SL Liquidity Series, LLC, Money Market Series, 2.27%(q)		1,574,858	1,575,016

Total Money Market Funds — 1.3% (Cost: $2,588,210)			2,588,210

		Par (000)
Time Deposits — 0.0%

Australia — 0.0%
Brown Brothers Harriman & Co., 1.00%, 10/01/18	AUD	9	6,706

Europe — 0.0%
Brown Brothers Harriman & Co., (0.57)%, 10/01/18	EUR	12	13,496

Japan — 0.0%
Brown Brothers Harriman & Co., (0.22)%, 10/01/18	JPY	1,156	10,174

United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.37%, 10/01/18	GBP	6	8,001

Total Time Deposits — 0.0% (Cost: $38,377)			38,377

Security		Par (000)	Value
U.S. Treasury Obligations — 1.0%
U.S. Treasury Bills, 1.92%, 10/04/18(o)	USD	2,000	$1,999,663
Total U.S. Treasury Obligations — 1.0% (Cost: $1,999,681)			1,999,663

Total Short-Term Securities — 3.1% (Cost: $6,358,774)			6,322,058

Total Options Purchased — 0.4% (Cost: $1,286,993)			800,364

Total Investments Before Options Written and Investments Sold Short — 100.5% (Cost: $185,657,822)			197,907,458

Total Options Written — (0.5)% (Premiums Received — $1,090,620)			(1,209,368)

Investments Sold Short — (0.4)%
		Shares
Common Stocks — (0.4)%

France — (0.1)%
Pernod Ricard SA		600	(98,405)

Japan — (0.1)%
SUMCO Corp.		5,600	(81,579)
Yaskawa Electric Corp.		2,800	(83,163)

			(164,742)
United States — (0.2)%
Estee Lauder Cos., Inc. (The), Class A		1,015	(147,500)
LyondellBasell Industries NV, Class A		3,150	(322,906)

			(470,406)
Total Common Stocks — (0.4)% (Proceeds: $792,424)			(733,553)

Total Investments Sold Short — (0.4)% (Proceeds: $792,424)			(733,553)

Total Investments Net of Options Written and Investments Sold Short — 100.1% (Cost: $183,774,778)			195,964,537

Liabilities in Excess of Other Assets — (0.1)%			(276,602)

Net Assets — 100.0%			$195,687,935

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of the security, is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,894,971, representing 0.97% of its net assets as of period end, and an original cost of $1,599,627.

(f)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Zero-coupon bond.
(j)	Convertible security.

8

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Global Allocation Portfolio

(k)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(l)	Variable rate security. Rate shown is the rate in effect as of period end.
(m)	All or a portion of the security is held by a wholly-owned subsidiary.
(n)	Perpetual security with no stated maturity date.
(o)	Rates are discount rates or a range of discount rates as of period end.
(p)	Annualized 7-day yield as of period end.
(q)	Security was purchased with the cash collateral from loaned securities.
(r)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the fund were as follows:

Affiliate	Shares Held at 12/31/17	Shares Purchased	Shares Sold		Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	8,343,679	—	(7,330,485	)(b)	1,013,194	$1,013,194	$49,549		$—	$—
SL Liquidity Series, LLC, Money Market Series	4,119,672	—	(2,544,814	)(b)	1,574,858	1,575,016	15,662	(c)	1,744	103
iShares Gold Trust	55,980	70,092	—		126,072	1,441,003	—		—	(163,891)

						$4,029,213	$65,211		$1,744	$(163,788)

(a)	Includes capital gain distribution, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Hang Seng China Enterprises Index	4	10/30/18	$283	$3,084
Hang Seng Index	1	10/30/18	178	1,486

				4,570

Short Contracts
EURO STOXX 50 Index	126	12/21/18	4,955	(83,241)
NASDAQ 100 Emini Index	6	12/21/18	919	(16,959)
S&P 500 E-Mini Index	2	12/21/18	292	498

				(99,702)

				$(95,132)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	756,365	JPY	83,250,000	Bank of America NA	10/01/18	$23,660
USD	329,296	AUD	443,000	Credit Suisse International	10/25/18	9,025
NOK	3,112,000	USD	382,254	JP Morgan Chase Bank NA	10/26/18	496
GBP	384,000	USD	494,614	Bank of America NA	11/15/18	6,895
GBP	370,000	USD	474,336	Barclays Bank plc	11/16/18	8,909
GBP	369,000	USD	477,290	Morgan Stanley & Co. International plc	11/16/18	4,650
USD	987,165	JPY	109,400,000	Goldman Sachs International	12/10/18	18,995
SEK	8,547,443	EUR	825,000	JP Morgan Chase Bank NA	12/21/18	4,219

						76,849

GBP	654,000	USD	873,417	JP Morgan Chase Bank NA	10/05/18	(20,881)
ZAR	8,149,000	USD	606,604	Citibank NA	10/19/18	(31,686)
USD	486,000	BRL	2,043,423	UBS AG	12/06/18	(17,281)

						(69,848)

	Net Unrealized Appreciation					$7,001

9

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Global Allocation Portfolio

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price	Notional Amount (000)		Value
Call
Russell 2000 Index	Bank of America NA	686,800	12/21/18	USD	1,700.00	USD	685	$18,321
Chevron Corp.	UBS AG	673,750	01/18/19	USD	125.00	USD	659	18,595
Exxon Mobil Corp.	UBS AG	348,080	01/18/19	USD	95.00	USD	312	1,081
Schlumberger Ltd.	UBS AG	477,360	01/18/19	USD	90.00	USD	323	106
TOPIX Index	Morgan Stanley & Co. International plc	69,045,585	03/08/19	JPY	1,785.00	JPY	70,293	28,844
KOSPI 200 Index	Goldman Sachs International	736	03/14/19	USD	302.50	USD	1	20,608
Russell 2000 Index	Bank of America NA	912,900	03/15/19	USD	1,700.00	USD	911	38,637
BP plc	UBS AG	891,384	06/21/19	USD	52.00	USD	790	12,524
ConocoPhillips Co.	UBS AG	675,225	06/21/19	USD	75.00	USD	697	71,124
Occidental Petroleum Corp.	UBS AG	738,150	06/21/19	USD	92.50	USD	656	14,681
Royal Dutch Shell plc	UBS AG	753,445	06/21/19	USD	77.00	USD	667	9,794
Suncor Energy, Inc.	UBS AG	521,865	06/21/19	USD	45.00	USD	449	9,407
TOTAL SA	UBS AG	847,910	09/20/19	USD	70.00	USD	780	28,932
TOPIX Banks Index	Bank of America NA	25,675,132	12/13/19	JPY	191.28	JPY	24,713	13,515
TOPIX Banks Index	Morgan Stanley & Co. International plc	48,604,209	12/13/19	JPY	191.28	JPY	46,782	25,584
Facebook, Inc.	UBS AG	2,471,710	01/17/20	USD	190.00	USD	2,139	202,615
Halliburton Co.	Citibank NA	329,250	01/17/20	USD	50.00	USD	267	13,697
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	33,251,537	03/13/20	JPY	4,756.33	JPY	32,061	18,470
TOPIX Banks Index	BNP Paribas SA	35,170,490	03/13/20	JPY	194.04	JPY	33,371	18,363
EURO STOXX Bank Index	Societe Generale SA	290,745	03/20/20	EUR	117.57	EUR	263	12,753
TOPIX Banks Index	Morgan Stanley & Co. International plc	30,936,909	04/10/20	JPY	192.04	JPY	29,659	17,670
EURO STOXX Bank Index	Citibank NA	536,501	06/19/20	EUR	131.88	EUR	433	8,245
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	27,178,042	09/11/20	JPY	4,816.24	JPY	25,879	10,347
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	27,636,431	12/11/20	JPY	4,894.87	JPY	25,893	14,800
EURO STOXX Bank Index	Barclays Bank plc	432,962	03/19/21	EUR	136.97	EUR	337	8,104
EURO STOXX Bank Index	Deutsche Bank AG	411,865	04/16/21	EUR	136.56	EUR	321	8,006
EURO STOXX Bank Index	UBS AG	439,842	06/18/21	EUR	134.92	EUR	347	8,127

								652,950

Put
Tenet Healthcare Corp.	Bank of America NA	214,020	10/19/18	USD	30.00	USD	203	15,695
S&P 500 Index	Morgan Stanley & Co. International plc	5,353,769	12/21/18	USD	2,741.31	USD	5,691	46,471
S&P 500 Index	Barclays Bank plc	2,570,400	01/18/19	USD	2,700.00	USD	2,774	24,990

								87,156

								$740,106

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Call
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.00%	Semi-Annual	Goldman Sachs International	02/04/19	3.00%	USD	5,542	$21,748
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.10%	Semi-Annual	Bank of America NA	03/25/19	3.10%	USD	5,623	38,510

										$60,258

OTC Interest Rate Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
5Y-30Y CMS Index Cap	0.60%	Goldman Sachs International	11/06/18	USD	4,212	$—	$12,917	$(12,917)

10

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Global Allocation Portfolio

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
United Rentals, Inc.	1	11/16/18	USD	180.00	USD	16	$(240)
Amazon.com, Inc.	1	02/15/19	USD	2,085.00	USD	200	(12,615)

							$(12,855)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price	Notional Amount (000)		Value
Call
Charter Communications, Inc.	Citibank NA	164,090	12/21/18	USD	305.00	USD	175	$(16,544)
Charter Communications, Inc.	Citibank NA	327,600	12/21/18	USD	315.00	USD	339	(25,480)
S&P 500 Index	Morgan Stanley & Co. International plc	335,775	12/21/18	USD	3,025.00	USD	323	(1,526)
S&P 500 Index	Morgan Stanley & Co. International plc	2,404,684	12/21/18	USD	2,965.09	USD	2,363	(28,416)
Apple, Inc.	Barclays Bank plc	218,240	01/18/19	USD	160.00	USD	308	(91,081)
DowDuPont, Inc.	Barclays Bank plc	211,470	01/18/19	USD	70.00	USD	194	(2,915)
Fifth Third Bancorp	Morgan Stanley & Co. International plc	303,211	01/18/19	USD	31.00	USD	273	(3,521)
FleetCor Technologies, Inc.	Barclays Bank plc	119,700	01/18/19	USD	180.00	USD	152	(33,682)
Microsoft Corp.	Barclays Bank plc	217,530	01/18/19	USD	90.00	USD	276	(60,425)
S&P 500 Index	Barclays Bank plc	2,808,400	01/18/19	USD	2,950.00	USD	2,774	(54,835)
United Continental Holdings, Inc.	Deutsche Bank AG	131,550	01/18/19	USD	75.00	USD	156	(27,538)
Apple, Inc.	Bank of America NA	318,895	02/15/19	USD	235.00	USD	306	(12,925)
TOPIX Index	Morgan Stanley & Co. International plc	75,427,950	03/08/19	JPY	1,950.00	JPY	70,293	(6,060)
KOSPI 200 Index	Goldman Sachs International	797	03/14/19	USD	327.50	USD	1	(3,456)
Russell 2000 Index	Bank of America NA	1,020,300	03/15/19	USD	1,900.00	USD	911	(2,605)
BP plc	UBS AG	1,011,378	06/21/19	USD	59.00	USD	790	(4,482)
ConocoPhillips Co.	UBS AG	765,255	06/21/19	USD	85.00	USD	697	(31,285)
Occidental Petroleum Corp.	UBS AG	837,900	06/21/19	USD	105.00	USD	656	(2,904)
Royal Dutch Shell plc	UBS AG	856,188	06/21/19	USD	87.50	USD	667	(3,876)
Suncor Energy, Inc.	UBS AG	579,850	06/21/19	USD	50.00	USD	449	(3,942)
TOTAL SA	UBS AG	908,475	09/20/19	USD	75.00	USD	780	(13,175)
TOPIX Banks Index	Bank of America NA	29,703,314	12/13/19	JPY	221.29	JPY	24,713	(5,123)
TOPIX Banks Index	Morgan Stanley & Co. International plc	56,228,399	12/13/19	JPY	221.29	JPY	46,782	(9,700)
Comcast Corp.	Citibank NA	224,775	01/17/20	USD	37.50	USD	212	(15,649)
Facebook, Inc.	UBS AG	2,861,980	01/17/20	USD	220.00	USD	2,139	(108,950)
Halliburton Co.	Citibank NA	378,638	01/17/20	USD	57.50	USD	267	(6,388)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	39,708,147	03/13/20	JPY	5,679.90	JPY	32,061	(5,966)
TOPIX Banks Index	BNP Paribas SA	43,043,203	03/13/20	JPY	237.47	JPY	33,371	(5,304)
EURO STOXX Bank Index	Societe Generale SA	393,198	03/20/20	EUR	159.00	EUR	263	(1,115)
TOPIX Banks Index	Morgan Stanley & Co. International plc	37,675,642	04/10/20	JPY	233.87	JPY	29,659	(5,532)
EURO STOXX Bank Index	Citibank NA	657,477	06/19/20	EUR	161.62	EUR	433	(1,616)

								(596,016)

Put
Russell 2000 Index	Bank of America NA	539,200	12/21/18	USD	1,600.00	USD	572	(5,561)
S&P 500 Index	Morgan Stanley & Co. International plc	4,916,726	12/21/18	USD	2,517.53	USD	5,691	(18,011)
Schlumberger Ltd.	UBS AG	318,240	01/18/19	USD	60.00	USD	323	(13,366)
TOPIX Index	Morgan Stanley & Co. International plc	61,889,600	03/08/19	JPY	1,600.00	JPY	70,293	(4,698)
KOSPI 200 Index	Goldman Sachs International	657	03/14/19	USD	270.00	USD	1	(6,476)
S&P 500 Index	Bank of America NA	803,400	03/15/19	USD	2,600.00	USD	900	(9,517)
TOPIX Banks Index	Bank of America NA	21,018,763	12/13/19	JPY	156.59	JPY	24,713	(8,927)
TOPIX Banks Index	Morgan Stanley & Co. International plc	39,788,753	12/13/19	JPY	156.59	JPY	46,782	(16,897)
Facebook, Inc.	UBS AG	2,016,395	01/17/20	USD	155.00	USD	2,139	(195,135)
Halliburton Co.	Citibank NA	230,475	01/17/20	USD	35.00	USD	267	(14,685)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	26,794,928	03/13/20	JPY	3,832.77	JPY	32,061	(11,359)
TOPIX Banks Index	BNP Paribas SA	28,239,083	03/13/20	JPY	155.80	JPY	33,371	(14,075)
EURO STOXX Bank Index	Societe Generale SA	166,174	03/20/20	EUR	100.77	EUR	176	(20,637)
TOPIX Banks Index	Morgan Stanley & Co. International plc	25,423,401	04/10/20	JPY	157.82	JPY	29,659	(14,080)
EURO STOXX Bank Index	Citibank NA	287,431	06/19/20	EUR	106.02	EUR	289	(50,927)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	14,374,452	09/11/20	JPY	3,820.96	JPY	17,253	(6,361)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	14,252,750	12/11/20	JPY	3,786.60	JPY	17,262	(9,072)
EURO STOXX Bank Index	Barclays Bank plc	232,255	03/19/21	EUR	110.23	EUR	225	(52,421)
EURO STOXX Bank Index	Deutsche Bank AG	99,535	04/16/21	EUR	99.04	EUR	107	(17,367)
EURO STOXX Bank Index	Deutsche Bank AG	119,404	04/16/21	EUR	118.81	EUR	107	(32,629)
EURO STOXX Bank Index	UBS AG	228,078	06/18/21	EUR	106.38	EUR	228	(52,735)

								(574,936)

								$(1,170,952)

11

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Global Allocation Portfolio

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.60%	Semi-Annual	Goldman Sachs International	02/04/19	2.60%	USD	5,542	$(3,942)
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.75%	Semi-Annual	Bank of America NA	03/25/19	2.75%	USD	5,623	(11,676)

										(15,618)

Put 5-Year Interest Rate Swap	3.50%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	03/25/19	3.50%	USD	5,623	(9,943)

										$(25,561)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.30.V1	5.00%	Quarterly	06/20/23	USD	152	$(12,136)	$(11,120)	$(1,016)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.42%	Annual	6 month EURIBOR	Semi-Annual	N/A		03/07/23	EUR	2,368	$(20,591)	$—	$(20,591)
3 month LIBOR	Quarterly	2.40%	Semi-Annual	N/A		03/07/23	USD	2,675	(72,665)	—	(72,665)
0.34%	Annual	6 month EURIBOR	Semi-Annual	N/A		06/14/23	EUR	2,316	(3,985)	—	(3,985)
3 month LIBOR	Quarterly	2.33%	Semi-Annual	N/A		06/14/23	USD	2,888	(75,780)	—	(75,780)
3 month LIBOR	Quarterly	2.97%	Semi-Annual	07/20/20	(a)	07/18/25	USD	6,141	(42,712)	—	(42,712)
0.84%	Annual	6 month EURIBOR	Semi-Annual	N/A		02/15/28	EUR	723	4,429	—	4,429
0.84%	Annual	6 month EURIBOR	Semi-Annual	N/A		02/15/28	EUR	729	4,450	—	4,450
1.08%	Annual	6 month EURIBOR	Semi-Annual	N/A		07/25/28	EUR	1,094	(16,202)	—	(16,202)
3 month LIBOR	Quarterly	2.73%	Semi-Annual	N/A		07/25/28	USD	1,560	(50,161)	—	(50,161)
2.99%	Semi-Annual	3 month LIBOR	Quarterly	07/20/20	(a)	07/18/50	USD	1,380	36,826	—	36,826

									$(236,391)	$—	$(236,391)

(a)	Forward Swap

OTC Currency Swaps

Paid by the Fund		Received by the Fund		Notional Amount (000)			Counterparty	Termination Date(a)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Delivered	Received
0.10 JPY	Semi-Annual	2.01%	Semi-Annual	JPY 130,500	USD	1,261	Bank of America NA	10/15/18	$122,944	$—	$122,944

(a)	At expiration date, the notional amount delivered will be exchanged for the notional amount received.

12

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Global Allocation Portfolio

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid / (Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
S&P 500 Index Annual Dividend Future December 2018	USD	140,250	BNP Paribas SA	12/21/18	USD	140	$22,200	$—	$22,200
S&P 500 Index Annual Dividend Future December 2020	USD	59,969	Goldman Sachs International	12/18/20	USD	60	14,781	—	14,781
Nikkei Dividend Future December 2020	JPY	3,827,500	BNP Paribas SA	04/01/21	JPY	3,828	7,952	—	7,952
Nikkei Dividend Future December 2020	JPY	7,760,000	BNP Paribas SA	04/01/21	JPY	7,760	14,980	—	14,980
Nikkei Dividend Future December 2020	JPY	3,855,000	BNP Paribas SA	04/01/21	JPY	3,855	7,710	—	7,710
Nikkei Dividend Future December 2020	JPY	4,215,000	BNP Paribas SA	04/01/21	JPY	4,215	4,541	—	4,541
S&P 500 Index Annual Dividend Future December 2021	USD	72,825	BNP Paribas SA	12/17/21	USD	73	20,625	—	20,625
Nikkei Dividend Future December 2021	JPY	4,260,000	BNP Paribas SA	04/01/22	JPY	4,260	4,876	—	4,876
Nikkei Dividend Future December 2021	JPY	3,975,000	BNP Paribas SA	04/01/22	JPY	3,975	7,384	—	7,384
Nikkei Dividend Future December 2021	JPY	7,860,000	BNP Paribas SA	04/01/22	JPY	7,860	15,561	—	15,561
Nikkei Dividend Future December 2021	JPY	3,985,000	BNP Paribas SA	04/01/22	JPY	3,985	7,296	—	7,296

							$127,906	$—	$127,906

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

13

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Global Allocation Portfolio

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Depreciation		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Citibank NA	02/24/23 - 02/27/23	$(405,542)	$(897	)(b)	$(406,381)	0.2%
	JP Morgan Chase Bank NA	02/08/23	(417,153)	(11,610	)(c)	(428,863)	0.2%

				$(12,507)		$(835,244)

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 0-300 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR USD 1 Month

United States Overnight Bank Funding Rate

(b)	Amount includes $(58) of net dividends and financing fees.
(c)	Amount includes $100 of net dividends and financing fees.

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference rate
3 month LIBOR	London Interbank Offered Rate	2.40%
6 month EURIBOR	Euro Interbank Offered Rate	(0.27)%

Currency

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
MXN — Mexican Peso
NOK — Norwegian Krone
SEK — Swedish Krona
SGD — Singapore Dollar
USD — United States Dollar
ZAR — South African Rand

Portfolio Abbreviations

ADR — American Depositary Receipt
CDX — Credit Default Swap Index
CVA — Certification Van Aandelon (Dutch Certificate)
ETF — Exchange-Traded Fund
LIBOR — London Interbank Offered Rate
OTC — Over-The-Counter
PCL — Public Company Limited
REIT — Real Estate Investment Trust
S&P — Standard & Poor’s

14

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Global Allocation Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$—	$41,082	$—	$41,082
Belgium	—	646,188	—	646,188
Brazil	968,432	—	—	968,432
Canada	2,404,145	—	—	2,404,145
China	1,221,115	1,655,587	321,134	3,197,836
Czech Republic	84,951	—	—	84,951
Denmark	—	158,479	—	158,479
Finland	—	14,344	—	14,344
France	404,442	4,722,484	—	5,126,926
Germany	—	3,099,850	—	3,099,850
Hong Kong	—	1,653,148	—	1,653,148
India	—	2,570,295	—	2,570,295
Indonesia	—	99,565	—	99,565
Italy	198,526	1,803,229	—	2,001,755
Japan	—	16,474,600	—	16,474,600
Macau	—	1,801	—	1,801
Malaysia	—	31,818	—	31,818
Mexico	5,034	—	—	5,034
Netherlands	771,618	4,144,311	—	4,915,929
Norway	—	9,869	—	9,869
Poland	—	5,244	—	5,244
Portugal	—	190,523	—	190,523
Singapore	—	995,454	—	995,454
South Africa	12,149	14,183	—	26,332
South Korea	507,477	1,049,177	—	1,556,654
Spain	—	672,651	—	672,651
Sweden	—	24,028	—	24,028
Switzerland	—	1,787,468	—	1,787,468
Taiwan	—	1,603,063	—	1,603,063
Thailand	—	401,970	—	401,970
Turkey	—	17,772	—	17,772
United Arab Emirates	—	883,967	—	883,967
United Kingdom	697,935	2,277,669	—	2,975,604
United States	68,943,858	729,461	112,484	69,785,803

15

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Global Allocation Portfolio

	Level 1	Level 2	Level 3	Total
Corporate Bonds:
Australia	$—	$424,095	$—	$424,095
Belgium	—	217,173	—	217,173
Chile	—	1,665	—	1,665
China	—	3,000	—	3,000
France	—	188,130	—	188,130
Germany	—	320,690	—	320,690
Luxembourg	—	161,535	—	161,535
Netherlands	—	200,149	—	200,149
Singapore	—	183,162	—	183,162
Turkey	—	—	146,000	146,000
United Arab Emirates	—	309,205	—	309,205
United Kingdom	—	195,961	—	195,961
United States	—	5,117,412	—	5,117,412
Floating Rate Loan Interests	—	361,726	—	361,726
Foreign Agency Obligations	—	94,473	—	94,473
Foreign Government Obligations	—	6,874,777	—	6,874,777
Investment Companies	2,203,182	—	—	2,203,182
Preferred Securities:	—	—	—	—
Brazil	86,348	—	—	86,348
China	—	519,256	—	519,256
South Korea	—	14,632	—	14,632
United Kingdom	—	575,953	—	575,953
United States	587,116	1,074,446	1,817,014	3,478,576
U.S. Treasury Obligations	—	44,675,356	—	44,675,356
Short-Term Securities:
Foreign Government Obligations	—	1,695,808	—	1,695,808
Money Market Funds	1,013,194	—	—	1,013,194
Time Deposits	—	38,377	—	38,377
U.S. Treasury Obligations	—	1,999,663	—	1,999,663
Options Purchased:
Equity contracts	—	740,106	—	740,106
Interest rate contracts	—	60,258	—	60,258
Liabilities:
Investment Sold Short
Common Stocks:	—	—	—	—
France	—	(98,405)	—	(98,405)
Japan	—	(164,742)	—	(164,742)
United States	(470,406)	—	—	(470,406)

Subtotal	$79,639,116	$113,563,141	$2,396,632	$195,598,889

Investments valued at NAV(a)				1,575,016

Total Investments				$197,173,905

Derivative Financial Instruments(b)
Assets:
Equity contracts	$5,068	$127,906	$—	$132,974
Foreign currency exchange contracts	—	76,849	—	76,849
Interest rate contracts	—	168,649	—	168,649
Liabilities:
Credit contracts	—	(1,016)	—	(1,016)
Equity contracts	(113,055)	(1,183,459)	—	(1,296,514)
Foreign currency exchange contracts	—	(69,848)	—	(69,848)
Interest rate contracts	—	(307,657)	—	(307,657)

	$(107,987)	$(1,188,576)	$—	$(1,296,563)

(a)	As of September 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended September 30, 2018, there were no transfers between Level 1 and Level 2.

16

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Global Allocation Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Preferred Securities	Warrants	Total
Investments:
Assets:
Opening Balance, as of December 31, 2017	$9,808	$225,617	$2,338,429	$1	$2,573,855
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	(1,500)	(1,165,883)	—	(1,167,383)
Accrued discounts/premiums	—	—	—	—	—
Net realized gain (loss)	—	(978,294)	—	—	(978,294)
Net change in unrealized appreciation (depreciation)(a)	(57,981)	904,430	593,356	(1)	1,439,804
Purchases	481,791	978,294	51,112	—	1,511,197
Sales	—	(982,547)	—	—	(982,547)

Closing Balance, as of September 30, 2018	$433,618	$146,000	$1,817,014	$—	$2,396,632

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2018(a)	$(57,981)	$(63,520)	$294,305	$—	$172,804

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $433,385. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Common Stocks	$233	Market	Revenue Multiple(a)	4.50x	—
			Time to Exit(a)	0.8 years	—
			Volatility(a)	37%	—

Corporate Bonds	146,000	Income	Discount Rate(b)	37%	—

Preferred Stocks(c)(d)	1,817,014	Market	Discount Rate(b)	20%	—
			Revenue Multiple(a)	4.50x -15.50x	8.06x
			Time to Exit(b)	0.3 -0.8 years	—
			Volatility(b)	37%	—

	$1,963,247

(a)	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

(b)	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.

(c)

For the period ended September 30, 2018, the valuation technique for investments classified as preferred stocks amounting to $186,982 changed to a Probability-Weighted Expected Return Model (“PWERM”). The investments were previously valued utilizing Option Pricing Model (“OPM”). The change was due to consideration of liquidation preferences and exit strategy.

(d)

For the year period September 30, 2018, the valuation technique for investments classified as preferred stocks amounting to $1,198,175 changed to Current Value. The investments were previously valued utilizing Transaction Price. The change was due to consideration of the information that was available at the time the investments were valued.

17

Schedule of Investments (unaudited) September 30, 2018	BlackRock Government Money Market Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
U.S. Government Sponsored Agency Obligations — 49.6%
Federal Farm Credit Bank Bonds, 1.78%, 11/14/18	USD	545	$544,840
Federal Farm Credit Bank Discount Notes(a):
2.06%, 11/19/18		1,990	1,984,447
2.15%, 12/24/18		455	452,717
2.22%, 01/16/19		1,380	1,371,223
2.29%, 02/04/19		780	773,967
2.36%, 03/11/19		745	737,603
2.37%, 03/19/19		745	737,201
2.41%, 04/12/19		200	197,620
2.48%, 06/17/19		765	751,791
2.48%, 06/28/19		530	520,420
2.51%, 07/23/19		1,175	1,150,806
2.54%, 08/15/19		720	704,736
Federal Farm Credit Bank Variable Rate Notes(b):
(LIBOR USD 1 Month - 0.05%),
2.07%, 02/07/20		1,545	1,544,979
(LIBOR USD 1 Month - 0.00%),
2.17%, 06/19/20		1,000	1,000,800
(LIBOR USD 1 Month - 0.05%),
2.11%, 08/17/20		455	455,000
(LIBOR USD 1 Month - 0.04%),
2.09%, 09/11/20		545	544,968
Federal Home Loan Bank Discount Notes(a):
0.85%, 10/03/18		1,880	1,879,799
1.07%, 10/04/18		535	534,913
1.56%, 10/09/18		755	754,669
1.68%, 10/12/18		915	914,445
1.78%, 10/16/18		520	519,561
1.80%, 10/17/18		890	889,211
1.84%, 10/19/18		2,765	2,762,163
1.87%, 10/22/18		135	134,843
1.90%, 10/24/18		100	99,872
1.91%, 10/26/18		940	938,701
2.08%, 11/28/18		1,370	1,365,343
2.08%, 11/30/18		850	847,026
2.12%, 12/05/18		1,370	1,364,793
2.12%, 12/07/18		240	239,060
2.22%, 01/04/19		525	522,049
2.23%, 01/29/19		210	208,446
2.36%, 03/06/19		200	198,052
2.37%, 03/20/19		1,000	989,092
Federal Home Loan Bank Variable Rate Notes(b):
(LIBOR USD 1 Month - 0.12%),
1.99%, 10/03/18		1,000	1,000,000
(LIBOR USD 1 Month - 0.11%),
2.10%, 10/22/18		650	650,006
(LIBOR USD 1 Month - 0.14%),
2.08%, 10/26/18		500	500,000
(LIBOR USD 1 Month - 0.10%),
2.00%, 11/01/18		2,500	2,500,000
(LIBOR USD 1 Month - 0.10%),
2.00%, 11/02/18		2,500	2,500,000
(LIBOR USD 1 Month - 0.15%),
1.98%, 11/14/18		1,325	1,325,000
(LIBOR USD 1 Month - 0.13%),
2.03% - 2.04%, 11/16/18		3,555	3,554,993
(LIBOR USD 1 Month - 0.13%),
2.04%, 11/20/18		985	985,044
(LIBOR USD 1 Month - 0.07%),
2.10%, 12/19/18		1,000	1,000,000
(LIBOR USD 1 Month - 0.09%),
2.13%, 01/25/19		845	845,000
(LIBOR USD 1 Month - 0.13%),
2.11%, 01/28/19		495	495,000

Security		Par (000)	Value
U.S. Government Sponsored Agency Obligations (continued)
(LIBOR USD 1 Month - 0.13%),
1.97%, 02/01/19	USD	855	$855,000
(LIBOR USD 1 Month - 0.12%),
2.10%, 02/25/19		810	810,000
(LIBOR USD 1 Month - 0.12%),
2.10%, 03/25/19		1,700	1,700,000
(LIBOR USD 1 Month - 0.09%),
2.03%, 04/05/19		3,000	3,000,000
(LIBOR USD 3 Month - 0.16%),
2.17%, 06/12/19		340	339,939
(LIBOR USD 1 Month - 0.09%),
2.04%, 06/14/19		1,620	1,620,000
(LIBOR USD 3 Month - 0.16%),
2.18%, 06/20/19		855	855,000
(LIBOR USD 1 Month - 0.08%),
2.05%, 07/11/19		1,760	1,760,000
(LIBOR USD 1 Month - 0.11%),
2.06%, 07/19/19		2,095	2,095,000
(LIBOR USD 1 Month - 0.08%),
2.15%, 08/27/19		785	785,000
(LIBOR USD 1 Month - 0.09%),
2.06%, 09/09/19		1,655	1,655,000
(LIBOR USD 3 Month - 0.14%),
2.20%, 12/19/19		430	430,000
(LIBOR USD 1 Month - 0.06%),
2.15%, 02/24/20		1,180	1,180,000
(LIBOR USD 1 Month - 0.04%),
2.12%, 04/17/20		805	805,000
Federal Home Loan Mortgage Corp. Discount Notes, 1.82%, 10/18/18(a)		1,595	1,593,527
Federal Home Loan Mortgage Corp. Notes, 0.88%, 10/12/18		685	684,846
Federal Home Loan Mortgage Corp. Variable Rate Notes, (LIBOR USD 1 Month - 0.10%), 2.03%, 08/08/19(b)		965	964,592
Federal National Mortgage Association Notes, 0.88%, 08/02/19		730	719,575

Total U.S. Government Sponsored Agency Obligations — 49.6% (Cost: $65,842,678)			65,842,678

U.S. Treasury Obligations — 11.1%
U.S. Treasury Bills(a):
2.12%, 12/27/18		1,575	1,567,064
2.17%, 01/17/19		7,000	6,955,060
2.25%, 02/07/19		2,130	2,113,361
2.28%, 02/21/19		965	956,625
U.S. Treasury Notes:
1.13%, 01/31/19		60	59,790
1.25%, 01/31/19		60	59,814
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 2.33%, 01/31/19(b)		3,000	3,000,000

Total U.S. Treasury Obligations — 11.1% (Cost: $14,711,714)			14,711,714

Total Repurchase Agreements — 36.5% (Cost: $48,450,000)			48,450,000

Total Investments — 97.2% (Cost: $129,004,392)			129,004,392
Other Assets Less Liabilities — 2.8%			3,685,724

Net Assets — 100.0%			$132,690,116

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Government Money Market Portfolio

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of Montreal	2.26%		09/28/18	10/01/18	$5,200	$5,200	$5,200,979	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 3.88%, due 10/11/18 to 08/15/47	$6,813,932	$5,304,045
BNP Paribas SA	2.26		09/28/18	10/01/18	7,000	7,000	7,001,318	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 4.50%, due 10/09/19 to 05/20/48	25,561,894	7,140,000
Goldman Sachs & Co. LLC	2.20		09/25/18	10/02/18	2,500	2,500	2,501,069	U.S. Government Sponsored Agency Obligation, 3.50%, due 12/01/47	2,783,088	2,575,001
JP Morgan Securities LLC	2.24		09/28/18	10/01/18	10,000	10,000	10,001,867	U.S. Treasury Obligation, 0.00%, due 08/15/25	12,503,400	10,200,023
	2.43	(a)	09/28/18	11/05/18	2,500	2,500	2,506,414	U.S. Government Sponsored Agency Obligations, 4.29% to 5.00%, due 08/15/35 to 10/15/42	159,070,920	2,625,000

Total JP Morgan Securities LLC						$12,500				$12,825,023

Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.22		09/25/18	10/02/18	500	500	500,216	U.S. Government Sponsored Agency Obligation, 4.00%, due 02/01/41	541,308	515,001
	2.27		09/28/18	10/01/18	12,000	12,000	12,002,270	U.S. Government Sponsored Agency Obligation, 0.00%, due 11/15/18	12,276,000	12,240,768

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$12,500				$12,755,769

Mizuho Securities USA LLC	2.25		09/28/18	10/01/18	7,000	7,000	7,001,313	U.S. Treasury Obligations, 3.50% to 3.63%, due 05/15/20 to 02/15/21	6,988,300	7,140,080
Wells Fargo Securities LLC	2.13		09/25/18	10/02/18	1,000	1,000	1,000,414	U.S. Government Sponsored Agency Obligations, 2.50% to 5.50%, due 08/01/25 to 06/01/53	1,675,401	1,020,094
	2.18		09/27/18	10/04/18	750	750	750,318	U.S. Government Sponsored Agency Obligations, 2.50% to 7.00%, due 08/20/33 to 09/20/48	824,620	767,656

Total Wells Fargo Securities LLC						$1,750				$1,787,750

Total						$48,450				$49,527,668

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Currency

USD	United States Dollar

Portfolio Abbreviation

LIBOR	London Interbank Offered Rate

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Government Money Market Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$129,004,392	$—	$129,004,392

(a)	See above Schedule of Investments for values in each security type.

During the period ended September 30, 2018, there were no transfers between levels.

3

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

              Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date: November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Series Fund, Inc.

Date: November 19, 2018